UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	04/30/20

Item 1.	Reports to Stockholders.

Semiannual Report to Shareholders	April 30, 2020
Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Asia Pacific Growth Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.02%
Class C Shares	-6.36
Class Y Shares	-5.89
Class R6 Shares	-5.81
MSCI All Country Asia Pacific ex-Japan Index▼ (Broad Market/Style-Specific Index)	-7.50
Lipper Pacific ex-Japan Funds Index∎ (Peer Group Index)	-4.47

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

The Lipper Pacific ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Asia Pacific Growth Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	8.00%
10 Years	5.80
5 Years	1.58
1 Year	-11.52

Class C Shares
Inception (11/3/97)	7.92%
10 Years	5.61
5 Years	1.97
1 Year	-7.91

Class Y Shares
Inception (10/3/08)	9.81%
10 Years	6.66
5 Years	3.00
1 Year	-6.11

Class R6 Shares
10 Years	6.54%
5 Years	3.01
1 Year	-5.92

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Asia Pacific Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-92.67%
Australia-1.69%
CSL Ltd.	52,753	$ 10,456,477

China-39.34%
Alibaba Group Holding Ltd., ADR(a)	151,098	30,623,032
Angel Yeast Co. Ltd., A Shares	2,881,100	14,993,965
China Mengniu Dairy Co. Ltd.(a)	6,579,000	23,165,032
Henan Shuanghui Investment & Development Co. Ltd., A Shares	2,283,324	13,083,922
Industrial & Commercial Bank of China Ltd., H Shares	10,736,000	7,206,920
JD.com, Inc., ADR(a)	333,188	14,360,403
Kweichow Moutai Co. Ltd., A Shares	25,427	4,499,384
Meituan Dianping, B Shares(a)	1,145,700	15,219,375
Minth Group Ltd.	1,656,000	3,891,642
New Oriental Education & Technology Group, Inc., ADR(a)	69,514	8,874,157
Qingdao Port International Co. Ltd., H Shares(b)	6,409,000	3,440,665
Shanghai International Airport Co. Ltd., A Shares	1,024,830	10,117,270
Sunny Optical Technology Group Co. Ltd.	926,800	12,841,831
Tencent Holdings Ltd.	520,200	27,598,225
Wuliangye Yibin Co. Ltd., A Shares	1,212,460	23,342,791
Yum China Holdings, Inc.(a)	629,031	30,482,842
		243,741,456

Hong Kong-8.23%
CK Asset Holdings Ltd.	3,560,160	22,011,143
Hongkong Land Holdings Ltd.	1,093,700	4,595,139
Swire Properties Ltd.	8,678,600	24,386,735
		50,993,017

India-1.03%
HDFC Bank Ltd., ADR	147,455	6,392,174

Indonesia-6.73%
PT Bank Central Asia Tbk	8,897,400	15,448,863
PT Bank Mandiri (Persero) Tbk	17,146,000	5,133,243
PT Pakuwon Jati Tbk	285,495,700	7,219,567
PT Telekomunikasi Indonesia (Persero) Tbk	59,061,100	13,880,804
		41,682,477

Macau-2.81%
Galaxy Entertainment Group Ltd.	2,740,000	17,399,527

Malaysia-4.23%
Bursa Malaysia Bhd.	11,494,850	15,847,688
Heineken Malaysia Bhd.	948,500	5,261,400

	Shares	Value
Malaysia-(continued)
Public Bank Bhd.	1,347,600	$ 5,114,745
		26,223,833

Philippines-4.16%
BDO Unibank, Inc.	4,880,040	9,691,962
SM Investments Corp.	581,086	9,465,731
SM Prime Holdings, Inc.	11,141,400	6,648,449
		25,806,142

Singapore-5.13%
Keppel REIT	26,543,700	19,744,248
United Overseas Bank Ltd.	843,800	12,054,979
		31,799,227

South Korea-5.86%
NAVER Corp.	53,315	8,679,942
Samsung Electronics Co. Ltd.	669,920	27,605,465
		36,285,407

Taiwan-4.30%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,651,464	26,645,802

Thailand-1.14%
Central Pattana PCL, Foreign Shares	3,818,800	5,698,258
Thai Stanley Electric PCL, Foreign Shares	350,400	1,395,508
		7,093,766

United States-5.79%
Amcor PLC, CDI	1,162,299	10,549,688
Broadcom, Inc.	93,153	25,302,218
		35,851,906

Vietnam-2.23%
Vietnam Dairy Products JSC	3,262,542	13,789,603
Total Common Stocks & Other Equity Interests (Cost $450,716,380)		574,160,814

Money Market Funds-6.92%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d)	14,884,958	14,884,958
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)(d)	10,951,482	10,958,053
Invesco Treasury Portfolio, Institutional Class, 0.10%(c)(d)	17,011,381	17,011,381
Total Money Market Funds (Cost $42,848,054)		42,854,392
TOTAL INVESTMENTS IN SECURITIES-99.59% (Cost $493,564,434)		617,015,206
OTHER ASSETS LESS LIABILITIES-0.41%		2,556,968
NET ASSETS-100.00%		$619,572,174

Investment Abbreviations:

ADR	-	American Depositary Receipt
CDI	-	CREST Depository Interest
REIT	-	Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2020 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$27,069,917	$28,025,100	$ (40,210,059)	$ -	$ -	$14,884,958	$155,170
Invesco Liquid Assets Portfolio, Institutional Class	19,342,717	20,639,975	(29,023,728)	717	(1,628)	10,958,053	131,718
Invesco Treasury Portfolio, Institutional Class	30,937,048	32,028,686	(45,954,353)	-	-	17,011,381	173,538
Total	$77,349,682	$80,693,761	$(115,188,140)	$717	$(1,628)	$42,854,392	$460,426

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Consumer Discretionary	19.73%
Consumer Staples	15.84
Information Technology	14.91
Real Estate	14.57
Financials	12.41
Communication Services	8.10
Industrials	3.72
Other Sectors, Each Less than 2% of Net Assets	3.38
Money Market Funds Plus Other Assets Less Liabilities	7.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $450,716,380)	$574,160,814
Investments in affiliated money market funds, at value (Cost $42,848,054)	42,854,392
Foreign currencies, at value (Cost $235,015)	237,296
Receivable for:
Investments sold	1,692,766
Fund shares sold	134,053
Dividends	1,488,954
Investment for trustee deferred compensation and retirement plans	120,739
Other assets	36,721
Total assets	620,725,735

Liabilities:
Payable for:
Fund shares reacquired	519,808
Accrued fees to affiliates	317,384
Accrued other operating expenses	183,891
Trustee deferred compensation and retirement plans	132,478
Total liabilities	1,153,561
Net assets applicable to shares outstanding	$619,572,174

Net assets consist of:
Shares of beneficial interest	$474,315,415
Distributable earnings	145,256,759
$619,572,174

Net Assets:
Class A	$372,793,122

Class C	$22,921,674

Class Y	$136,754,021

Class R6	$87,103,357

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,784,780

Class C	861,598

Class Y	4,681,095

Class R6	2,983,473

Class A:
Net asset value per share	$29.16

Maximum offering price per share (Net asset value of $29.16 ÷ 94.50%)	$30.86

Class C:
Net asset value and offering price per share	$26.60

Class Y:
Net asset value and offering price per share	$29.21

Class R6:
Net asset value and offering price per share	$29.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $470,251)	$5,003,397

Dividends from affiliated money market funds	460,426

Total investment income	5,463,823

Expenses:
Advisory fees	3,129,099

Administrative services fees	51,286

Custodian fees	85,253

Distribution fees:
Class A	513,722

Class C	140,308

Transfer agent fees – A, C and Y	634,602

Transfer agent fees – R6	3,522

Trustees’ and officers’ fees and benefits	10,419

Registration and filing fees	32,696

Reports to shareholders	41,761

Professional services fees	31,075

Other	10,975

Total expenses	4,684,718

Less: Fees waived and/or expense offset arrangement(s)	(44,775)

Net expenses	4,639,943

Net investment income	823,880

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $312,618)	22,201,789

Foreign currencies	(274,373)

21,927,416

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $300,250)	(65,174,907)

Foreign currencies	7,225

(65,167,682)

Net realized and unrealized gain (loss)	(43,240,266)

Net increase (decrease) in net assets resulting from operations	$(42,416,386)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$823,880	$8,639,587

Net realized gain	21,927,416	39,831,706

Change in net unrealized appreciation (depreciation)	(65,167,682)	67,995,708

Net increase (decrease) in net assets resulting from operations	(42,416,386)	116,467,001

Distributions to shareholders from distributable earnings:
Class A	(28,385,720)	(26,750,392)

Class C	(1,894,754)	(3,425,301)

Class Y	(11,193,927)	(12,016,731)

Class R6	(7,091,434)	(6,512,306)

Total distributions from distributable earnings	(48,565,835)	(48,704,730)

Share transactions–net:
Class A	(6,240,328)	(1,605,418)

Class C	(4,720,813)	(25,531,581)

Class Y	(12,925,704)	(18,397,911)

Class R6	3,129,959	881,498

Net increase (decrease) in net assets resulting from share transactions	(20,756,886)	(44,653,412)

Net increase (decrease) in net assets	(111,739,107)	23,108,859

Net assets:
Beginning of period	731,311,281	708,202,422

End of period	$619,572,174	$731,311,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Asia Pacific Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$33.15	$0.02		$(1.81)	$(1.79)	$(0.35)	$(1.85)	$(2.20)	$29.16	(6.02)%	$372,793	1.44	%(d)	1.45	%(d)	0.15	%(d)	17%
Year ended 10/31/19	30.30	0.35		4.60	4.95	(0.34)	(1.76)	(2.10)	33.15	17.17	433,120	1.43		1.44		1.08		17
Year ended 10/31/18	36.95	0.36		(4.21)	(3.85)	(0.28)	(2.52)	(2.80)	30.30	(11.39)	395,319	1.44		1.46		1.04		21
Year ended 10/31/17	31.60	0.28		5.69	5.97	(0.30)	(0.32)	(0.62)	36.95	19.32	495,214	1.45		1.47		0.85		18
Year ended 10/31/16	29.35	0.31		2.83	3.14	(0.89)	–	(0.89)	31.60	11.15	467,191	1.45		1.47		1.06		9
Year ended 10/31/15	33.43	0.83	(e)	(3.54)	(2.71)	(0.41)	(0.96)	(1.37)	29.35	(8.32)	468,366	1.44		1.45		2.63	(e)	23
Class C
Six months ended 04/30/20	30.25	(0.08)		(1.67)	(1.75)	(0.05)	(1.85)	(1.90)	26.60	(6.39)	22,922	2.19	(d)	2.20	(d)	(0.60	)(d)	17
Year ended 10/31/19	27.77	0.10		4.21	4.31	(0.07)	(1.76)	(1.83)	30.25	16.29	31,409	2.18		2.19		0.33		17
Year ended 10/31/18	34.08	0.09		(3.86)	(3.77)	(0.02)	(2.52)	(2.54)	27.77	(12.05)	53,201	2.19		2.21		0.29		21
Year ended 10/31/17	29.17	0.03		5.27	5.30	(0.07)	(0.32)	(0.39)	34.08	18.44	70,146	2.20		2.22		0.10		18
Year ended 10/31/16	27.10	0.08		2.63	2.71	(0.64)	–	(0.64)	29.17	10.34	72,872	2.20		2.22		0.31		9
Year ended 10/31/15	30.96	0.55	(e)	(3.27)	(2.72)	(0.18)	(0.96)	(1.14)	27.10	(9.02)	79,991	2.19		2.20		1.88	(e)	23
Class Y
Six months ended 04/30/20	33.25	0.06		(1.82)	(1.76)	(0.43)	(1.85)	(2.28)	29.21	(5.92)	136,754	1.19	(d)	1.20	(d)	0.40	(d)	17
Year ended 10/31/19	30.41	0.43		4.60	5.03	(0.43)	(1.76)	(2.19)	33.25	17.44	170,249	1.18		1.19		1.33		17
Year ended 10/31/18	37.07	0.45		(4.23)	(3.78)	(0.36)	(2.52)	(2.88)	30.41	(11.17)	172,297	1.19		1.21		1.29		21
Year ended 10/31/17	31.69	0.36		5.71	6.07	(0.37)	(0.32)	(0.69)	37.07	19.66	267,942	1.20		1.22		1.10		18
Year ended 10/31/16	29.45	0.39		2.82	3.21	(0.97)	–	(0.97)	31.69	11.42	329,748	1.20		1.22		1.31		9
Year ended 10/31/15	33.55	0.91	(e)	(3.55)	(2.64)	(0.50)	(0.96)	(1.46)	29.45	(8.12)	268,833	1.19		1.20		2.88	(e)	23
Class R6
Six months ended 04/30/20	33.27	0.09		(1.81)	(1.72)	(0.50)	(1.85)	(2.35)	29.20	(5.81)	87,103	0.99	(d)	1.00	(d)	0.60	(d)	17
Year ended 10/31/19	30.43	0.49		4.61	5.10	(0.50)	(1.76)	(2.26)	33.27	17.70	96,533	0.98		0.99		1.53		17
Year ended 10/31/18	37.10	0.51		(4.22)	(3.71)	(0.44)	(2.52)	(2.96)	30.43	(11.00)	87,386	1.01		1.03		1.47		21
Year ended 10/31/17(f)	32.81	0.27		4.02	4.29	–	–	–	37.10	13.08	122,996	1.01	(g)	1.03	(g)	1.29	(g)	18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $413,264, $28,215, $154,159 and $94,201 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the fiscal year ended October 31, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 1.18%, $0.10 and 0.43% and $0.46 and 1.43% for Class A, Class C and Class Y shares, respectively.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Asia Pacific Growth Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco Asia Pacific Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                     Invesco Asia Pacific Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Amount over $10 billion	0.760%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $40,664.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $38,214 in front-end sales commissions from the sale of Class A shares and $2,876 and $1,456 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

14                     Invesco Asia Pacific Growth Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$10,456,477	$–	$ 10,456,477
China	84,340,434	159,401,022	–	243,741,456
Hong Kong	–	50,993,017	–	50,993,017
India	6,392,174	–	–	6,392,174
Indonesia	–	41,682,477	–	41,682,477
Macau	–	17,399,527	–	17,399,527
Malaysia	–	26,223,833	–	26,223,833
Philippines	–	25,806,142	–	25,806,142
Singapore	–	31,799,227	–	31,799,227
South Korea	–	36,285,407	–	36,285,407
Taiwan	–	26,645,802	–	26,645,802
Thailand	–	7,093,766	–	7,093,766
United States	25,302,218	10,549,688	–	35,851,906
Vietnam	–	13,789,603	–	13,789,603
Money Market Funds	42,854,392	–	–	42,854,392
Total Investments	$158,889,218	$458,125,988	$–	$617,015,206

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,111.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $103,425,351 and $138,002,107, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$146,093,963

Aggregate unrealized (depreciation) of investments	(23,396,192)

Net unrealized appreciation of investments	$122,697,771

Cost of investments for tax purposes is $494,317,435.

15                     Invesco Asia Pacific Growth Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	519,308	$15,928,193	1,158,851	$36,782,554

Class C	48,091	1,365,480	100,245	2,918,924

Class Y	991,450	29,839,612	1,331,908	41,475,028

Class R6	228,080	7,431,951	157,858	5,056,872

Issued as reinvestment of dividends:
Class A	807,938	25,926,737	846,013	25,008,104

Class C	58,740	1,724,617	115,828	3,144,732

Class Y	291,878	9,375,121	330,511	9,779,806

Class R6	192,554	6,175,199	60,895	1,799,437

Automatic conversion of Class C shares to Class A shares:
Class A	38,140	1,189,519	664,213	20,856,417

Class C	(41,758)	(1,189,519)	(724,136)	(20,856,417)

Reacquired:
Class A	(1,644,310)	(49,284,777)	(2,650,540)	(84,252,493)

Class C	(241,675)	(6,621,391)	(369,393)	(10,738,820)

Class Y	(1,721,771)	(52,140,437)	(2,209,183)	(69,652,745)

Class R6	(338,677)	(10,477,191)	(188,971)	(5,974,811)

Net increase (decrease) in share activity	(812,012)	$(20,756,886)	(1,375,901)	$(44,653,412)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                     Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$939.80	$6.95	$1,017.70	$7.22	1.44%
Class C	1,000.00	936.10	10.54	1,013.97	10.97	2.19
Class Y	1,000.00	940.80	5.74	1,018.95	5.97	1.19
Class R6	1,000.00	941.90	4.78	1,019.94	4.97	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Asia Pacific Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses

∎	Quarterly statements

∎	Daily confirmations

∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	APG-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco European Growth Fund
Nasdaq:
A: AEDAX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX ∎ Investor: EGINX ∎ R6: AEGSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco European Growth Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.45%
Class C Shares	-16.77
Class R Shares	-16.57
Class Y Shares	-16.36
Investor Class Shares	-16.44
Class R6 Shares	-16.31
MSCI Europe Index▼ (Broad Market Index)	-15.47
MSCI Europe Growth Index▼ (Style-Specific Index)	-7.16
Lipper European Funds Index∎ (Peer Group Index)	-12.26

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which with-holds applicable taxes for non-resident investors.

The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco European Growth Fund

Average Annual Total Returns As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	8.03%
10 Years	3.78
5 Years	-2.09
1 Year	-19.17

Class C Shares
Inception (11/3/97)	7.97%
10 Years	3.59
5 Years	-1.71
1 Year	-15.95

Class R Shares
Inception (6/3/02)	6.60%
10 Years	4.11
5 Years	-1.22
1 Year	-14.72

Class Y Shares
Inception (10/3/08)	4.98%
10 Years	4.63
5 Years	-0.72
1 Year	-14.29

Investor Class Shares
Inception (9/30/03)	7.29%
10 Years	4.41
5 Years	-0.92
1 Year	-14.45

Class R6 Shares
10 Years	4.49%
5 Years	-0.75
1 Year	-14.16

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco European Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco European Growth Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.58%
Denmark–3.04%
Carlsberg A/S, Class B	162,750	$ 20,545,163
Novo Nordisk A/S, Class B	130,539	8,335,443
		28,880,606

France–10.07%
Bollore S.A.	5,030,456	13,368,100
Bureau Veritas S.A.	302,601	6,287,630
Criteo S.A., ADR(a)	379,070	3,764,165
EssilorLuxottica S.A.	116,602	14,411,220
Kaufman & Broad S.A.	404,795	14,629,050
LVMH Moet Hennessy Louis Vuitton SE	16,453	6,363,848
Metropole Television S.A.	730,831	8,142,238
Pernod Ricard S.A.	49,018	7,479,365
Schneider Electric SE	229,870	21,059,181
		95,504,797

Germany–13.46%
Allianz SE	93,356	17,294,537
Beiersdorf AG	73,341	7,698,333
Deutsche Boerse AG	189,816	29,525,516
Knorr-Bremse AG	111,554	10,382,585
MorphoSys AG(a)	273,418	28,782,444
MTU Aero Engines AG	113,601	15,490,399
SAP SE	155,224	18,513,213
		127,687,027

Hungary–1.23%
Gedeon Richter PLC	541,555	11,617,671

Ireland–4.10%
Flutter Entertainment PLC(a)	106,158	13,048,209
ICON PLC(a)	103,820	16,659,995
Origin Enterprises PLC	3,142,459	9,181,269
		38,889,473

Italy–4.47%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,381,700	10,252,940
FinecoBank Banca Fineco S.p.A.	2,550,841	28,416,297
Mediobanca Banca di Credito Finanziario S.p.A.	650,350	3,778,194
		42,447,431

Netherlands–8.06%
Aalberts N.V.	223,332	6,298,510
ASML Holding N.V.	19,388	5,759,181
EXOR N.V.	103,454	5,670,861
ING Groep N.V.	1,059,245	5,823,237
Prosus N.V.(a)	257,169	19,520,635
SBM Offshore N.V.	1,145,920	14,531,604
Wolters Kluwer N.V.	256,759	18,904,578
		76,508,606

Russia–4.81%
Sberbank of Russia PJSC, Preference Shares	19,097,718	45,661,421

	Shares	Value
Spain–1.73%
Construcciones y Auxiliar de Ferrocarriles S.A.	479,029	$ 16,409,183

Sweden–2.87%
Investor AB, Class B	382,023	19,187,925
Lifco AB, Class B	168,932	8,056,288
		27,244,213

Switzerland–10.15%
Alcon, Inc.(a)	219,431	11,593,047
Kuehne + Nagel International AG	111,564	15,972,950
Logitech International S.A.	130,533	6,296,373
Nestle S.A.	179,030	18,912,025
Novartis AG	231,167	19,719,948
OC Oerlikon Corp. AG	1,637,432	12,278,278
Roche Holding AG	33,032	11,489,473
		96,262,094

Turkey–2.47%
Haci Omer Sabanci Holding A.S.	10,715,695	12,554,923
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	841,052	10,913,645
		23,468,568

United Kingdom–23.65%
British American Tobacco PLC	462,762	17,971,206
DCC PLC	644,575	45,984,138
Diploma PLC	242,649	5,278,224
Hays PLC	8,181,714	11,193,837
HomeServe PLC	1,291,440	18,151,653
IG Group Holdings PLC	2,357,021	22,419,783
Informa PLC	1,097,918	6,055,570
John Wood Group PLC	959,601	2,453,364
Jupiter Fund Management PLC	2,738,160	7,542,533
Linde PLC	54,193	9,970,970
RELX PLC	1,028,237	23,287,420
Savills PLC	2,060,016	25,051,108
Ultra Electronics Holdings PLC	1,168,972	29,035,444
		224,395,250

United States–2.47%
Philip Morris International, Inc.	313,472	23,385,011
Total Common Stocks & Other Equity Interests (Cost $763,977,664)		878,361,351

Money Market Funds–6.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(b)(c)	21,078,615	21,078,615
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(b)(c)	18,987,769	18,999,162
Invesco Treasury Portfolio, Institutional Class, 0.10%(b)(c)	24,089,846	24,089,845
Total Money Market Funds (Cost $64,149,912)		64,167,622
TOTAL INVESTMENTS IN SECURITIES–99.35% (Cost $828,127,576)		942,528,973
OTHER ASSETS LESS LIABILITIES-0.65%		6,196,554
NET ASSETS-100.00%		$948,725,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco European Growth Fund

Investment Abbreviations:

ADR – American Depositary Receipt

RSP – Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,046,386	$55,359,377	$(62,327,148)	$-	$-	$21,078,615	$138,799
Invesco Liquid Assets Portfolio, Institutional Class	20,042,667	43,142,873	(44,201,150)	11,669	3,103	18,999,162	121,493
Invesco Treasury Portfolio, Institutional Class	32,053,013	63,267,859	(71,231,027)	-	-	24,089,845	155,019
Total	$80,142,066	$161,770,109	$(177,759,325)	$11,669	$3,103	$64,167,622	$415,311

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Industrials	28.92%
Financials	20.86
Health Care	11.40
Consumer Staples	11.09
Consumer Discretionary	7.16
Communication Services	3.30
Information Technology	3.22
Energy	2.94
Real Estate	2.64
Other Sectors, Each Less than 2% of Net Assets	1.05
Money Market Funds Plus Other Assets Less Liabilities	7.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $763,977,664)	$878,361,351
Investments in affiliated money market funds, at value (Cost $64,149,912)	64,167,622
Foreign currencies, at value (Cost $746,669)	753,875
Receivable for:
Investments sold	2,635,867
Fund shares sold	470,027
Dividends	4,323,897
Investment for trustee deferred compensation and retirement plans	191,543
Other assets	49,170
Total assets	950,953,352

Liabilities:
Payable for:
Fund shares reacquired	1,424,564
Accrued fees to affiliates	408,189
Accrued other operating expenses	180,960
Trustee deferred compensation and retirement plans	214,112
Total liabilities	2,227,825
Net assets applicable to shares outstanding	$948,725,527

Net assets consist of:
Shares of beneficial interest	$875,697,735
Distributable earnings	73,027,792
$948,725,527

Net Assets:
Class A	$293,959,276
Class C	$25,511,637
Class R	$5,939,099
Class Y	$513,243,714
Investor Class	$102,792,888
Class R6	$7,278,913

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,312,519
Class C	867,269
Class R	188,651
Class Y	16,240,265
Investor Class	3,264,849
Class R6	230,447
Class A:
Net asset value per share	$31.57
Maximum offering price per share (Net asset value of $31.57 ÷ 94.50%)	$33.41
Class C:
Net asset value and offering price per share	$29.42
Class R:
Net asset value and offering price per share	$31.48
Class Y:
Net asset value and offering price per share	$31.60
Investor Class:
Net asset value and offering price per share	$31.48
Class R6:
Net asset value and offering price per share	$31.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,073,766)	$10,309,218

Dividends from affiliated money market funds	415,311

Total investment income	10,724,529

Expenses:
Advisory fees	5,215,351

Administrative services fees	89,857

Custodian fees	81,598

Distribution fees:
Class A	442,775

Class C	164,332

Class R	17,988

Investor Class	95,951

Transfer agent fees – A, C, R, Y and Investor	903,296

Transfer agent fees – R6	1,686

Trustees’ and officers’ fees and benefits	13,732

Registration and filing fees	45,446

Reports to shareholders	38,931

Professional services fees	34,237

Other	(24,704)

Total expenses	7,120,476

Less: Fees waived and/or expense offset arrangement(s)	(42,572)

Net expenses	7,077,904

Net investment income	3,646,625

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(25,086,867)

Foreign currencies	(35,667)

(25,122,534)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(181,209,797)

Foreign currencies	(32,760)

(181,242,557)

Net realized and unrealized gain (loss)	(206,365,091)

Net increase (decrease) in net assets resulting from operations	$(202,718,466)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019
Operations:
Net investment income	$3,646,625	$28,067,235

Net realized gain (loss)	(25,122,534)	(2,132,949)

Change in net unrealized appreciation (depreciation)	(181,242,557)	101,791,103

Net increase (decrease) in net assets resulting from operations	(202,718,466)	127,725,389

Distributions to shareholders from distributable earnings:
Class A	(9,968,428)	(5,164,427)

Class C	(650,978)	(308,282)

Class R	(178,444)	(108,132)

Class Y	(19,903,511)	(12,661,911)

Investor Class	(3,532,061)	(1,839,884)

Class R6	(268,019)	(171,586)

Total distributions from distributable earnings	(34,501,441)	(20,254,222)

Share transactions–net:
Class A	(21,197,843)	(49,808,600)

Class C	(6,451,913)	(37,493,491)

Class R	(411,362)	(3,679,296)

Class Y	(55,915,571)	(176,336,063)

Investor Class	(5,571,125)	(11,598,083)

Class R6	515,307	(2,094,827)

Net increase (decrease) in net assets resulting from share transactions	(89,032,507)	(281,010,360)

Net increase (decrease) in net assets	(326,252,414)	(173,539,193)

Net assets:
Beginning of period	1,274,977,941	1,448,517,134

End of period	$948,725,527	$1,274,977,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco European Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$38.76	$0.09	$(6.26)	$(6.17)	$(1.02)	$–	$(1.02)	$31.57	(16.45)%		$293,959	1.34	%(d)	1.35	%(d)	0.51	%(d)	16%
Year ended 10/31/19	35.55	0.74	2.94	3.68	(0.47)	–	(0.47)	38.76	10.57		386,369	1.35		1.36		2.02		10
Year ended 10/31/18	40.95	0.58	(5.21)	(4.63)	(0.77)	–	(0.77)	35.55	(11.54)		402,331	1.34		1.35		1.45		16
Year ended 10/31/17	32.88	0.48	8.12	8.60	(0.53)	–	(0.53)	40.95	26.53		506,795	1.38		1.39		1.32		22
Year ended 10/31/16	36.65	0.50	(2.61)	(2.11)	(0.51)	(1.15)	(1.66)	32.88	(5.94)		453,114	1.34		1.36		1.47		16
Year ended 10/31/15	37.50	0.52	0.88	1.40	(0.69)	(1.56)	(2.25)	36.65	4.18		575,258	1.37		1.38		1.41		14
Class C
Six months ended 04/30/20	35.97	(0.04)	(5.86)	(5.90)	(0.65)	–	(0.65)	29.42	(16.77)		25,512	2.09	(d)	2.10	(d)	(0.24	)(d)	16
Year ended 10/31/19	32.94	0.43	2.75	3.18	(0.15)	–	(0.15)	35.97	9.72		38,236	2.10		2.11		1.27		10
Year ended 10/31/18	38.01	0.26	(4.82)	(4.56)	(0.51)	–	(0.51)	32.94	(12.18)		71,859	2.09		2.10		0.70		16
Year ended 10/31/17	30.50	0.19	7.56	7.75	(0.24)	–	(0.24)	38.01	25.58		90,488	2.13		2.14		0.57		22
Year ended 10/31/16	34.12	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.50	(6.63)		86,303	2.09		2.11		0.72		16
Year ended 10/31/15	35.04	0.22	0.84	1.06	(0.42)	(1.56)	(1.98)	34.12	3.42		115,058	2.12		2.13		0.66		14
Class R
Six months ended 04/30/20	38.59	0.05	(6.27)	(6.22)	(0.89)	–	(0.89)	31.48	(16.57)		5,939	1.59	(d)	1.60	(d)	0.26	(d)	16
Year ended 10/31/19	35.38	0.64	2.93	3.57	(0.36)	–	(0.36)	38.59	10.26		7,803	1.60		1.61		1.77		10
Year ended 10/31/18	40.76	0.48	(5.18)	(4.70)	(0.68)	–	(0.68)	35.38	(11.74)		10,795	1.59		1.60		1.20		16
Year ended 10/31/17	32.71	0.39	8.09	8.48	(0.43)	–	(0.43)	40.76	26.24		13,655	1.63		1.64		1.07		22
Year ended 10/31/16	36.48	0.41	(2.60)	(2.19)	(0.43)	(1.15)	(1.58)	32.71	(6.19)		12,893	1.59		1.61		1.22		16
Year ended 10/31/15	37.33	0.42	0.89	1.31	(0.60)	(1.56)	(2.16)	36.48	3.93		15,280	1.62		1.63		1.16		14
Class Y
Six months ended 04/30/20	38.85	0.14	(6.27)	(6.13)	(1.12)	–	(1.12)	31.60	(16.36)		513,244	1.09	(d)	1.10	(d)	0.76	(d)	16
Year ended 10/31/19	35.67	0.83	2.93	3.76	(0.58)	–	(0.58)	38.85	10.81		700,808	1.10		1.11		2.27		10
Year ended 10/31/18	41.06	0.68	(5.21)	(4.53)	(0.86)	–	(0.86)	35.67	(11.29)		820,248	1.09		1.10		1.70		16
Year ended 10/31/17	32.98	0.58	8.13	8.71	(0.63)	–	(0.63)	41.06	26.85		911,498	1.13		1.14		1.57		22
Year ended 10/31/16	36.76	0.58	(2.62)	(2.04)	(0.59)	(1.15)	(1.74)	32.98	(5.71)		696,907	1.09		1.11		1.72		16
Year ended 10/31/15	37.62	0.61	0.88	1.49	(0.79)	(1.56)	(2.35)	36.76	4.46		695,157	1.12		1.13		1.66		14
Investor Class
Six months ended 04/30/20	38.67	0.11	(6.26)	(6.15)	(1.04)	–	(1.04)	31.48	(16.44	)(e)	102,793	1.25	(d)(e)	1.26	(d)(e)	0.60	(d)(e)	16
Year ended 10/31/19	35.48	0.76	2.93	3.69	(0.50)	–	(0.50)	38.67	10.61	(e)	133,149	1.29	(e)	1.30	(e)	2.08	(e)	10
Year ended 10/31/18	40.86	0.60	(5.19)	(4.59)	(0.79)	–	(0.79)	35.48	(11.47	)(e)	133,359	1.29	(e)	1.30	(e)	1.50	(e)	16
Year ended 10/31/17	32.80	0.50	8.10	8.60	(0.54)	–	(0.54)	40.86	26.61	(e)	166,324	1.32	(e)	1.33	(e)	1.38	(e)	22
Year ended 10/31/16	36.56	0.51	(2.61)	(2.10)	(0.51)	(1.15)	(1.66)	32.80	(5.91	)(e)	147,804	1.31	(e)	1.33	(e)	1.50	(e)	16
Year ended 10/31/15	37.42	0.52	0.88	1.40	(0.70)	(1.56)	(2.26)	36.56	4.21	(e)	178,602	1.35	(e)	1.36	(e)	1.43	(e)	14
Class R6
Six months ended 04/30/20	38.86	0.16	(6.27)	(6.11)	(1.16)	–	(1.16)	31.59	(16.31)		7,279	0.97	(d)	0.98	(d)	0.88	(d)	16
Year ended 10/31/19	35.68	0.87	2.94	3.81	(0.63)	–	(0.63)	38.86	10.96		8,613	0.98		0.99		2.39		10
Year ended 10/31/18	41.09	0.72	(5.21)	(4.49)	(0.92)	–	(0.92)	35.68	(11.20)		9,925	0.99		1.00		1.80		16
Year ended 10/31/17(f)	35.50	0.40	5.19	5.59	–	–	–	41.09	15.75		4,723	0.96	(g)	0.97	(g)	1.74	(g)	22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $356,126, $33,043, $7,234, $640,365 , $123,277 and $8,620 for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16%, 0.19%, 0.20%, 0.19%, 0.22% and 0.22% for the six months ended April 30, 2020 and for each of the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco European Growth Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12                     Invesco European Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                     Invesco European Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $36,996.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $17,790 in front-end sales commissions from the sale of Class A shares and $420 and $834 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14                     Invesco European Growth Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$–	$28,880,606	$–	$28,880,606
France	3,764,165	91,740,632	–	95,504,797
Germany	–	127,687,027	–	127,687,027
Hungary	–	11,617,671	–	11,617,671
Ireland	16,659,995	22,229,478	–	38,889,473
Italy	–	42,447,431	–	42,447,431
Netherlands	–	76,508,606	–	76,508,606
Russia	–	45,661,421	–	45,661,421
Spain	–	16,409,183	–	16,409,183
Sweden	–	27,244,213	–	27,244,213
Switzerland	–	96,262,094	–	96,262,094
Turkey	–	23,468,568	–	23,468,568
United Kingdom	9,970,970	214,424,280	–	224,395,250
United States	23,385,011	–	–	23,385,011
Money Market Funds	64,167,622	–	–	64,167,622
Total Investments	$117,947,763	$824,581,210	$–	$942,528,973

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,576.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,987,863	$–	$2,987,863

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                     Invesco European Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $175,759,638 and $282,977,279, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$208,519,130

Aggregate unrealized (depreciation) of investments	(110,798,718)

Net unrealized appreciation of investments	$97,720,412

Cost of investments for tax purposes is $844,808,561.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	272,298	$9,881,128	751,237	$27,123,459

Class C	28,778	938,316	67,166	2,239,467

Class R	14,435	510,706	34,739	1,257,448

Class Y	2,558,905	83,291,682	4,660,942	165,361,568

Investor Class	19,329	690,380	54,987	1,960,821

Class R6	45,528	1,748,841	31,879	1,165,050

Issued as reinvestment of dividends:
Class A	220,798	8,713,417	138,228	4,622,322

Class C	14,787	545,333	8,593	268,453

Class R	4,499	177,209	3,199	106,759

Class Y	416,542	16,440,918	175,171	5,859,477

Investor Class	81,165	3,193,834	51,563	1,719,098

Class R6	6,621	261,078	5,015	167,583

Automatic conversion of Class C shares to Class A shares:
Class A	46,450	1,736,288	517,108	18,495,040

Class C	(49,856)	(1,736,288)	(554,260)	(18,495,040)

Reacquired:
Class A	(1,195,278)	(41,528,676)	(2,754,517)	(100,049,421)

Class C	(189,412)	(6,199,274)	(640,261)	(21,506,371)

Class R	(32,491)	(1,099,277)	(140,878)	(5,043,503)

Class Y	(4,772,214)	(155,648,171)	(9,796,982)	(347,557,108)

Investor Class	(278,994)	(9,455,339)	(422,290)	(15,278,002)

Class R6	(43,347)	(1,494,612)	(93,417)	(3,427,460)

Net increase (decrease) in share activity	(2,831,457)	$(89,032,507)	(7,902,778)	$(281,010,360)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                     Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$835.50	$6.12	$1,018.20	$6.72	1.34%
Class C	1,000.00	832.30	9.52	1,014.47	10.47	2.09
Class R	1,000.00	834.30	7.25	1,016.96	7.97	1.59
Class Y	1,000.00	836.40	4.98	1,019.44	5.47	1.09
Investor Class	1,000.00	835.60	5.70	1,018.65	6.27	1.25
Class R6	1,000.00	836.90	4.43	1,020.04	4.87	0.97

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco European Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	EGR-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco Global Growth Fund
Nasdaq:
A: AGGAX ∎ C: AGGCX ∎ Y: AGGYX ∎ R5: GGAIX ∎ R6: AGGFX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
Bruce Crockett

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Andrew Schlossberg

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Global Growth Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	-6.52%
Class C Shares	-6.86
Class Y Shares	-6.40
Class R5 Shares	-6.32
Class R6 Shares	-6.35
MSCI All County World Index▼ (Broad Market Index)	-7.68
MSCI All Country World Growth Index▼ (Style-Specific Index)	1.17
Lipper Global Multi-Cap Growth Funds Index∎ (Peer Group Index)	-1.20
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multicap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	5.98%
10 Years	6.08
5 Years	1.29
1 Year	-9.77

Class C Shares
Inception (8/4/97)	4.04%
10 Years	5.88
5 Years	1.68
1 Year	-6.14

Class Y Shares
Inception (10/3/08)	7.12%
10 Years	6.94
5 Years	2.70
1 Year	-4.30

Class R5 Shares
Inception (9/28/07)	3.80%
10 Years	7.12
5 Years	2.81
1 Year	-4.20

Class R6 Shares
10 Years	7.00%
5 Years	2.81
1 Year	-4.19

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements.
Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Global Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Global Growth Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.33%
Brazil–1.10%
B3 S.A. - Brasil, Bolsa, Balcao	794,631	$ 5,614,249
Banco Bradesco S.A., ADR	767,032	2,699,952
		8,314,201

Canada–2.57%
CGI, Inc., Class A(a)	75,777	4,832,591
Onex Corp.	138,174	6,368,938
Open Text Corp.	90,507	3,420,143
Tourmaline Oil Corp.	490,425	4,862,147
		19,483,819

China–5.42%
Alibaba Group Holding Ltd., ADR(a)	62,726	12,712,678
New Oriental Education & Technology Group, Inc., ADR(a)	63,010	8,043,857
Tencent Holdings Ltd.	155,100	8,228,537
Wuliangye Yibin Co. Ltd., A Shares	210,756	4,057,563
Yum China Holdings, Inc.	165,977	8,043,245
		41,085,880

Denmark–1.20%
Carlsberg A/S, Class B	43,622	5,506,735
Novo Nordisk A/S, Class B	56,429	3,603,220
		9,109,955

France–1.20%
Criteo S.A., ADR(a)	120,928	1,200,815
LVMH Moet Hennessy Louis Vuitton SE	9,109	3,523,266
Schneider Electric SE	47,840	4,382,787
		9,106,868

Germany–3.24%
Deutsche Boerse AG	70,075	10,900,033
Knorr-Bremse AG	39,712	3,696,086
MorphoSys AG(a)	47,540	5,004,489
SAP SE	41,981	5,006,978
		24,607,586

Hong Kong–0.96%
AIA Group Ltd.	804,000	7,318,372

India–0.63%
HDFC Bank Ltd., ADR	110,824	4,804,220

Indonesia–0.53%
PT Bank Mandiri (Persero) Tbk	13,387,000	4,007,857

Ireland–1.24%
Flutter Entertainment PLC(a)	51,581	6,339,981
Origin Enterprises PLC	1,050,254	3,068,509
		9,408,490

Israel–0.56%
Check Point Software Technologies Ltd.(a)	39,961	4,225,476

	Shares	Value
Italy–1.32%
FinecoBank Banca Fineco S.p.A.	897,973	$ 10,003,394

Japan–5.54%
Disco Corp.	26,500	5,952,555
Hoya Corp.	90,600	8,279,681
Keyence Corp.	15,500	5,568,595
Koito Manufacturing Co. Ltd.	182,100	6,894,956
Nabtesco Corp.	312,900	8,987,234
SMC Corp.	13,900	6,355,330
		42,038,351

Macau–0.92%
Galaxy Entertainment Group Ltd.	1,100,000	6,985,212

Mexico–2.61%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,231,500	7,695,278
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	3,333,900	4,708,766
Wal-Mart de Mexico S.A.B. de C.V., Series V	3,077,200	7,401,572
		19,805,616

Netherlands–2.39%
ASML Holding N.V.	7,399	2,197,863
EXOR N.V.	66,304	3,634,473
Prosus N.V.(a)	99,658	7,564,627
SBM Offshore N.V.	370,438	4,697,586
		18,094,549

South Korea–0.57%
Samsung Electronics Co. Ltd.	104,833	4,319,865

Spain–0.26%
Amadeus IT Group S.A.	41,219	1,986,160

Switzerland–2.05%
Logitech International S.A.	52,384	2,526,787
Nestle S.A.	48,501	5,123,455
Roche Holding AG	22,690	7,892,230
		15,542,472

Taiwan–1.26%
Taiwan Semiconductor Manufacturing Co. Ltd.	949,428	9,541,246

United Kingdom–8.67%
British American Tobacco PLC	192,655	7,481,692
Clinigen Group PLC	1,490,077	13,561,527
DCC PLC	128,555	9,171,145
HomeServe PLC	701,729	9,863,053
IG Group Holdings PLC	590,709	5,618,774
Informa PLC	552,065	3,044,916
Linde PLC	19,431	3,575,110
RELX PLC	157,395	3,564,668
Savills PLC	335,352	4,078,094
Ultra Electronics Holdings PLC	235,062	5,838,574
		65,797,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Global Growth Fund

	Shares	Value
United States–52.09%
Activision Blizzard, Inc.	185,451	$ 11,818,792
Advance Auto Parts, Inc.	74,535	9,012,027
Alphabet, Inc., Class A(a)	11,255	15,157,108
Alphabet, Inc., Class C(a)	5,350	7,215,331
Amazon.com, Inc.(a)	10,134	25,071,516
Amphenol Corp., Class A	84,153	7,427,344
Aon PLC	37,143	6,413,482
Apollo Global Management, Inc.	136,752	5,537,088
Apple, Inc.	62,654	18,407,745
Aptiv PLC(a)	109,677	7,628,035
Assurant, Inc.	83,728	8,895,263
Baxter International, Inc.	136,926	12,156,290
Black Knight, Inc.(a)	78,772	5,558,940
Booking Holdings, Inc.(a)	8,433	12,485,647
Broadcom, Inc.	31,932	8,673,370
Citrix Systems, Inc.	42,212	6,121,162
Cognizant Technology Solutions Corp., Class A	75,460	4,378,189
Coherus Biosciences, Inc.(a)	232,200	3,854,520
Comcast Corp., Class A	83,971	3,159,829
Copart, Inc.(a)	73,725	5,906,110
Dollar General Corp.	29,189	5,116,832
Fidelity National Information Services, Inc.	79,042	10,424,849
FLIR Systems, Inc.	172,667	7,493,748
Fortive Corp.	110,767	7,089,088
Horizon Therapeutics PLC(a)	231,459	8,341,782
IHS Markit Ltd.	79,135	5,325,785
JPMorgan Chase & Co.	74,462	7,130,481
Kansas City Southern	66,219	8,644,890
KLA Corp.	35,263	5,786,306
L3Harris Technologies, Inc.	51,878	10,048,769
Microsoft Corp.	77,713	13,926,947
Mondelez International, Inc., Class A	211,210	10,864,642

	Shares	Value
United States–(continued)
NCR Corp.(a)	504,146	$ 10,345,076
NIKE, Inc., Class B	44,341	3,865,648
PayPal Holdings, Inc.(a)	117,489	14,451,147
Philip Morris International, Inc.	108,903	8,124,164
PTC, Inc.(a)	79,741	5,522,064
RealPage, Inc.(a)	193,944	12,507,449
Roper Technologies, Inc.	16,199	5,524,345
SBA Communications Corp., Class A	11,256	3,263,340
ServiceMaster Global Holdings, Inc.(a)	142,298	4,845,247
Sherwin-Williams Co. (The)	8,062	4,324,215
Synopsys, Inc.(a)	34,298	5,388,902
Thermo Fisher Scientific, Inc.	10,688	3,577,060
Tradeweb Markets, Inc., Class A	107,150	5,588,944
UnitedHealth Group, Inc.	29,219	8,545,681
Visa, Inc., Class A	55,303	9,883,752
Wyndham Hotels & Resorts, Inc.	115,750	4,364,933
		395,193,874
Total Common Stocks & Other Equity Interests (Cost $591,269,982)		730,781,016

Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(b)(c)	4,323,783	4,323,783
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(b)(c)	14,406,103	14,414,746
Invesco Treasury Portfolio, Institutional Class, 0.10%(b)(c)	4,941,466	4,941,466
Total Money Market Funds (Cost $23,671,870)		23,679,995
TOTAL INVESTMENTS IN SECURITIES–99.45% (Cost $614,941,852)		754,461,011
OTHER ASSETS LESS LIABILITIES-0.55%		4,174,182
NET ASSETS-100.00%		$758,635,193

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,370,670	$62,574,479	$(61,621,366)	$ -	$-	$4,323,783	$25,704
Invesco Liquid Assets Portfolio, Institutional Class	2,409,201	56,008,800	(44,010,349)	7,566	(472)	14,414,746	26,388
Invesco Treasury Portfolio, Institutional Class	3,852,194	71,513,690	(70,424,418)	-	-	4,941,466	27,435
Total	$9,632,065	$190,096,969	$(176,056,133)	$7,566	$(472)	$23,679,995	$79,527

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Global Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	25.82%
Consumer Discretionary	17.46
Industrials	13.46
Financials	12.46
Health Care	9.86
Consumer Staples	7.43
Communication Services	6.57
Other Sectors, Each Less than 2% of Net Assets	3.27
Money Market Funds Plus Other Assets Less Liabilities	3.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $591,269,982)	$730,781,016
Investments in affiliated money market funds, at value (Cost $23,671,870)	23,679,995
Cash	121,929
Foreign currencies, at value (Cost $104,257)	105,676
Receivable for:
Investments sold	3,801,654
Fund shares sold	71,459
Dividends	1,298,811
Investment for trustee deferred compensation and retirement plans	303,047
Other assets	36,139
Total assets	760,199,726

Liabilities:
Payable for:
Fund shares reacquired	517,447
Accrued fees to affiliates	198,894
Accrued other operating expenses	519,419
Trustee deferred compensation and retirement plans	328,773
Total liabilities	1,564,533
Net assets applicable to shares outstanding	$758,635,193

Net assets consist of:
Shares of beneficial interest	$590,535,640
Distributable earnings	168,099,553
$758,635,193

Net Assets:
Class A	$596,673,884
Class C	$ 14,397,602
Class Y	$ 25,916,145
Class R5	$1,152,555
Class R6	$120,495,007

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,588,161
Class C	576,312
Class Y	935,886
Class R5	41,992
Class R6	4,391,837
Class A:
Net asset value per share	$ 27.64
Maximum offering price per share (Net asset value of $27.64 ÷ 94.50%)	$ 29.25
Class C:
Net asset value and offering price per share	$ 24.98
Class Y:
Net asset value and offering price per share	$ 27.69
Class R5:
Net asset value and offering price per share	$ 27.45
Class R6:
Net asset value and offering price per share	$ 27.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $561,643)	$2,648,827

Dividends from affiliated money market funds	79,527

Total investment income	2,728,354

Expenses:
Advisory fees	1,762,117

Administrative services fees	32,878

Custodian fees	21,033

Distribution fees:
Class A	377,171

Class C	36,103

Transfer agent fees – A, C and Y	320,053

Transfer agent fees – R5	34

Transfer agent fees – R6	1,356

Trustees’ and officers’ fees and benefits	9,296

Registration and filing fees	33,508

Reports to shareholders	27,272

Professional services fees	31,458

Other	776

Total expenses	2,653,055

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(150,296)

Net expenses	2,502,759

Net investment income	225,595

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	29,379,673

Foreign currencies	(52,562)

29,327,111

Change in net unrealized appreciation (depreciation) of:
Investment securities	(47,361,777)

Foreign currencies	(16,569)

(47,378,346)

Net realized and unrealized gain (loss)	(18,051,235)

Net increase (decrease) in net assets resulting from operations	$(17,825,640)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$225,595	$4,246,079

Net realized gain	29,327,111	33,968,462

Change in net unrealized appreciation (depreciation)	(47,378,346)	39,912,203

Net increase (decrease) in net assets resulting from operations	(17,825,640)	78,126,744

Distributions to shareholders from distributable earnings:
Class A	(24,908,055)	(13,675,234)

Class C	(580,123)	(1,048,995)

Class Y	(1,191,872)	(777,259)

Class R5	(7,808)	(798)

Class R6	(11,309,854)	(14,651,856)

Total distributions from distributable earnings	(37,997,712)	(30,154,142)

Share transactions-net:
Class A	335,986,497	(5,625,219)

Class C	8,326,803	(14,154,827)

Class Y	13,874,437	(2,294,305)

Class R5	1,130,473	-

Class R6	8,137,819	(155,348,376)

Net increase (decrease) in net assets resulting from share transactions	367,456,029	(177,422,727)

Net increase (decrease) in net assets	311,632,677	(129,450,125)

Net assets:
Beginning of period	447,002,516	576,452,641

End of period	$758,635,193	$447,002,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Global Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$32.19	$0.00	$(1.81)	$(1.81)	$(0.29)	$(2.45)	$(2.74)	$27.64	(6.52)%	$596,674	1.22	%(d)	1.31	%(d)	0.01	%(d)	46%
Year ended 10/31/19	29.42	0.22	4.04	4.26	(0.13)	(1.36)	(1.49)	32.19	15.46	296,262	1.22		1.32		0.72		32
Year ended 10/31/18	32.21	0.24	(2.25)	(2.01)	(0.31)	(0.47)	(0.78)	29.42	(6.41)	273,874	1.22		1.32		0.74		32
Year ended 10/31/17	28.00	0.21	4.22	4.43	(0.09)	(0.13)	(0.22)	32.21	15.96	327,317	1.23		1.36		0.72		22
Year ended 10/31/16	28.63	0.19	0.32	0.51	(0.15)	(0.99)	(1.14)	28.00	2.00	311,412	1.29		1.38		0.70		19
Year ended 10/31/15	31.21	0.16	(0.21)	(0.05)	(0.18)	(2.35)	(2.53)	28.63	0.02	308,940	1.40		1.42		0.55		24
Class C
Six months ended 04/30/20	29.17	(0.10)	(1.64)	(1.74)	-	(2.45)	(2.45)	24.98	(6.86)	14,398	1.97	(d)	2.06	(d)	(0.74	)(d)	46
Year ended 10/31/19	26.86	(0.01)	3.68	3.67	-	(1.36)	(1.36)	29.17	14.61	6,963	1.97		2.07		(0.03)		32
Year ended 10/31/18	29.47	(0.00)	(2.05)	(2.05)	(0.09)	(0.47)	(0.56)	26.86	(7.10)	21,058	1.97		2.07		(0.01)		32
Year ended 10/31/17	25.74	(0.01)	3.87	3.86	-	(0.13)	(0.13)	29.47	15.07	24,995	1.98		2.11		(0.03)		22
Year ended 10/31/16	26.45	(0.01)	0.29	0.28	-	(0.99)	(0.99)	25.74	1.24	23,755	2.04		2.13		(0.05)		19
Year ended 10/31/15	29.05	(0.06)	(0.19)	(0.25)	-	(2.35)	(2.35)	26.45	(0.74)	25,530	2.15		2.17		(0.20)		24
Class Y
Six months ended 04/30/20	32.28	0.04	(1.81)	(1.77)	(0.37)	(2.45)	(2.82)	27.69	(6.40)	25,916	0.97	(d)	1.06	(d)	0.26	(d)	46
Year ended 10/31/19	29.52	0.29	4.05	4.34	(0.22)	(1.36)	(1.58)	32.28	15.74	13,871	0.97		1.07		0.97		32
Year ended 10/31/18	32.31	0.32	(2.25)	(1.93)	(0.39)	(0.47)	(0.86)	29.52	(6.16)	14,935	0.97		1.07		0.99		32
Year ended 10/31/17	28.09	0.29	4.23	4.52	(0.17)	(0.13)	(0.30)	32.31	16.24	20,983	0.98		1.11		0.97		22
Year ended 10/31/16	28.72	0.26	0.32	0.58	(0.22)	(0.99)	(1.21)	28.09	2.27	12,562	1.04		1.13		0.95		19
Year ended 10/31/15	31.30	0.23	(0.21)	0.02	(0.25)	(2.35)	(2.60)	28.72	0.26	7,724	1.15		1.17		(0.80)		24
Class R5
Six months ended 04/30/20	32.03	0.05	(1.78)	(1.73)	(0.40)	(2.45)	(2.85)	27.45	(6.32)	1,153	0.87	(d)	0.91	(d)	0.36	(d)	46
Year ended 10/31/19	29.31	0.32	4.01	4.33	(0.25)	(1.36)	(1.61)	32.03	15.84	12	0.86		0.86		1.08		32
Year ended 10/31/18	32.09	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.31	(6.08)	11	0.88		0.88		1.08		32
Year ended 10/31/17	27.91	0.32	4.20	4.52	(0.21)	(0.13)	(0.34)	32.09	16.37	12	0.88		0.88		1.07		22
Year ended 10/31/16	28.57	0.30	0.30	0.60	(0.27)	(0.99)	(1.26)	27.91	2.35	11	0.89		0.90		1.10		19
Year ended 10/31/15	31.17	0.30	(0.24)	0.06	(0.31)	(2.35)	(2.66)	28.57	0.42	11	0.99		0.99		0.96		24
Class R6
Six months ended 04/30/20	32.03	0.05	(1.79)	(1.74)	(0.40)	(2.45)	(2.85)	27.44	(6.35)	120,495	0.86	(d)	0.86	(d)	0.37	(d)	46
Year ended 10/31/19	29.30	0.32	4.02	4.34	(0.25)	(1.36)	(1.61)	32.03	15.88	129,894	0.86		0.86		1.08		32
Year ended 10/31/18	32.08	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.30	(6.08)	266,574	0.88		0.88		1.08		32
Year ended 10/31/17	27.91	0.32	4.19	4.51	(0.21)	(0.13)	(0.34)	32.08	16.33	308,082	0.88		0.88		1.07		22
Year ended 10/31/16	28.56	0.31	0.30	0.61	(0.27)	(0.99)	(1.26)	27.91	2.39	320,339	0.89		0.90		1.10		19
Year ended 10/31/15	31.16	0.28	(0.22)	0.06	(0.31)	(2.35)	(2.66)	28.56	0.42	1,274	0.99		0.99		0.96		24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $264,724,061 and sold of $91,251,356 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Small & Mid Cap Growth Fund into the Fund.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $303,478, $7,262, $14,268, $141 and $122,748 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Global Growth Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                      Invesco Global Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                      Invesco Global Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $6,057 and reimbursed class level expenses of $131,465, $3,145, $6,196, $30 and $0 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $13,528 in front-end sales commissions from the sale of Class A shares and $6 and $122 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	- Prices are determined using quoted prices in an active market for identical assets.
Level 2

-  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

-  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                      Invesco Global Growth Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$8,314,201	$–	$–	$ 8,314,201
Canada	19,483,819	–	–	19,483,819
China	28,799,780	12,286,100	–	41,085,880
Denmark	–	9,109,955	–	9,109,955
France	1,200,815	7,906,053	–	9,106,868
Germany	–	24,607,586	–	24,607,586
Hong Kong	–	7,318,372	–	7,318,372
India	4,804,220	–	–	4,804,220
Indonesia	–	4,007,857	–	4,007,857
Ireland	–	9,408,490	–	9,408,490
Israel	4,225,476	–	–	4,225,476
Italy	–	10,003,394	–	10,003,394
Japan	–	42,038,351	–	42,038,351
Macau	–	6,985,212	–	6,985,212
Mexico	19,805,616	–	–	19,805,616
Netherlands	–	18,094,549	–	18,094,549
South Korea	–	4,319,865	–	4,319,865
Spain	–	1,986,160	–	1,986,160
Switzerland	–	15,542,472	–	15,542,472
Taiwan	–	9,541,246	–	9,541,246
United Kingdom	3,575,110	62,222,443	–	65,797,553
United States	395,193,874	–	–	395,193,874
Money Market Funds	23,679,995	–	–	23,679,995
Total Investments	$509,082,906	$245,378,105	$–	$754,461,011

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,403.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

16                      Invesco Global Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $289,708,323 and $197,521,020, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$164,838,855

Aggregate unrealized (depreciation) of investments	(26,086,318)

Net unrealized appreciation of investments	$138,752,537

Cost of investments for tax purposes is $615,708,474.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	221,576	$6,599,703	395,725	$11,780,680

Class C	33,395	903,591	55,848	1,487,095

Class Y	79,311	2,368,649	102,233	3,106,742

Class R5	2,380	77,865	-	-

Class R6	270,506	6,671,591	165,748	4,883,313

Issued as reinvestment of dividends:
Class A	728,047	22,496,638	466,247	12,542,018

Class C	19,433	544,308	39,666	973,019

Class Y	31,560	976,162	25,216	678,806

Class R5	219	6,711	-	-

Class R6	369,101	11,305,578	548,984	14,646,895

Automatic conversion of Class C shares to Class A shares:
Class A	7,874	217,818	472,761	13,379,256

Class C	(8,705)	(217,818)	(518,953)	(13,379,256)

Issued in connection with acquisitions:(b)
Class A	12,268,714	331,385,465	-	-

Class C	325,621	7,951,237	-	-

Class Y	498,214	13,481,249	-	-

Class R5	79,171	2,123,036	-	-

Class R6	68,630	1,839,906	-	-

Reacquired:
Class A	(842,631)	(24,713,127)	(1,438,030)	(43,327,173)

Class C	(32,141)	(854,515)	(121,737)	(3,235,685)

Class Y	(102,913)	(2,951,623)	(203,617)	(6,079,853)

Class R5	(40,162)	(1,077,139)	-	-

Class R6	(372,392)	(11,679,256)	(5,755,374)	(174,878,584)

Net increase (decrease) in share activity	13,604,808	$367,456,029	(5,765,283)	$(177,422,727)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 17, 2020, the Fund acquired all the net assets of Invesco Global Small & Mid Cap Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,240,350 shares of the Fund for 25,876,586 shares outstanding of the Target Fund as of the close of business on April 17, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 17, 2020. The Target Fund’s net assets as of the close of business on April 17, 2020 of $356,780,894, including $46,380,795 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $388,600,725 and $745,381,619 immediately after the acquisition.

The pro forma results of operations for the six months ended April 30, 2020 assuming the reorganization had been completed on November 1, 2019, the beginning of the semi-annual reporting period are as follows:

Net investment income	$176,250

Net realized/unrealized gains (losses)	(71,147,311)

Change in net assets resulting from operations	$(70,971,061)

17                      Invesco Global Growth Fund

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 18, 2020.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

18                      Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$934.80	$5.87	$1,018.80	$6.12	1.22%
Class C	1,000.00	931.40	9.46	1,015.07	9.87	1.97
Class Y	1,000.00	936.00	4.67	1,020.04	4.87	0.97
Class R5	1,000.00	936.80	4.19	1,020.54	4.37	0.87
Class R6	1,000.00	936.50	4.14	1,020.59	4.32	0.86

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                      Invesco Global Growth Fund

20

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLG-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Global Opportunities Fund

Nasdaq: A: IAOPX ∎ C: ICOPX ∎ R: IROPX ∎ Y: IYOPX ∎ R5: IIOPX ∎ R6: IFOPX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

2                     Invesco Global Opportunities Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.65%
Class C Shares	-13.91
Class R Shares	-13.66
Class Y Shares	-13.50
Class R5 Shares	-13.49
Class R6 Shares	-13.49
MSCI All Country World Index▼ (Broad Market/Style-Specific Index)	-7.68
Lipper Global Large-Cap Core Funds Index∎ (Peer Group Index)	-8.49

Source(s): ▼ RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	6.40%
5 Years	-0.41
1 Year	-18.90

Class C Shares
Inception (8/3/12)	6.38%
5 Years	-0.03
1 Year	-15.66

Class R Shares
Inception (8/3/12)	6.91%
5 Years	0.47
1 Year	-14.31
Class Y Shares
Inception (8/3/12)	7.44%
5 Years	0.97
1 Year	-13.97
Class R5 Shares
Inception (8/3/12)	7.45%
5 Years	0.97
1 Year	-13.96
Class R6 Shares
10 Years	7.45%
5 Years	0.99
1 Year	-13.96

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements.

Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Global Opportunities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-100.11%
Brazil-1.32%
Itau Unibanco Holding S.A., Preference Shares	99,200	$415,378

Canada-1.70%
Canadian Natural Resources Ltd.	31,999	535,864

China-7.87%
Alibaba Group Holding Ltd.(a)	13,800	349,707

NetEase, Inc., ADR	2,630	907,245

Tencent Holdings Ltd.	23,000	1,220,221

		2,477,173

France-4.39%
L’Oreal S.A.	1,208	351,558

Sanofi	5,964	583,480

TOTAL S.A.	12,414	447,616

		1,382,654

Germany-5.02%
Bayer AG	12,404	820,870

Volkswagen AG, Preference Shares	5,414	759,751

		1,580,621

Hong Kong-1.42%
Standard Chartered PLC	88,961	446,523

India-1.57%
Kotak Mahindra Bank Ltd.	27,495	493,972

Ireland-2.17%
Ryanair Holdings PLC, ADR(a)	10,785	684,524

Japan-2.73%
Sony Corp.	13,400	859,679

Russia-1.20%
Sberbank of Russia PJSC, ADR	35,915	377,467

South Korea-2.38%
Samsung Electronics Co. Ltd.	18,163	748,445

Spain-1.72%
Industria de Diseno Textil S.A.(a)	21,261	542,373

Sweden-1.63%
Autoliv, Inc.	8,566	514,131

	Shares	Value

Switzerland-4.20%
Roche Holding AG	3,803	$1,322,792

Taiwan-4.28%
Taiwan Semiconductor Manufacturing Co. Ltd.	134,000	1,346,629

United Kingdom-5.92%
Berkeley Group Holdings PLC	8,810	464,693

Melrose Industries PLC	282,646	355,803

Royal Bank of Scotland Group PLC (The)	218,083	304,067

Royal Dutch Shell PLC, Class A	28,753	488,442

Standard Chartered PLC	48,838	250,979

		1,863,984

United States-50.59%
Agilent Technologies, Inc.	9,942	762,154

Alphabet, Inc., Class C(a)	686	925,181

American Express Co.	8,834	806,102

Analog Devices, Inc.	5,635	617,596

Berkshire Hathaway, Inc., Class B(a)	5,244	982,516

Booking Holdings, Inc.(a)	368	544,850

Bristol-Myers Squibb Co.	11,115	675,903

Citigroup, Inc.	11,649	565,675

CME Group, Inc., Class A	2,510	447,307

Colgate-Palmolive Co.	15,236	1,070,634

Copart, Inc.(a)	4,878	390,777

Delta Air Lines, Inc.	8,596	222,722

Equifax, Inc.	2,365	328,499

First Republic Bank	8,185	853,614

JPMorgan Chase & Co.	7,062	676,257

Las Vegas Sands Corp.(a)	14,402	691,584

Markel Corp.(a)	668	578,381

Mastercard, Inc., Class A	3,709	1,019,864

Microsoft Corp.	6,735	1,206,979

National Oilwell Varco, Inc.	27,028	341,634

Old Dominion Freight Line, Inc.	4,922	715,117

Texas Instruments, Inc.	12,974	1,505,892

		15,929,238

TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $35,261,874)		31,521,447

OTHER ASSETS LESS LIABILITIES-(0.11)%		(34,855)

NET ASSETS-100.00%		$31,486,592

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)     Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Global Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Financials	22.87%
Information Technology	20.47
Consumer Discretionary	15.01
Health Care	13.23
Communication Services	9.70
Industrials	8.56
Energy	5.75
Consumer Staples	4.52
Other Assets Less Liabilities	(0.11)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $35,261,874)	$31,521,447

Foreign currencies, at value (Cost $541,692)	456,183

Receivable for:
Investments sold	124,776

Fund shares sold	31,543

Fund expenses absorbed	38,410

Dividends	86,639

Investment for trustee deferred compensation and retirement plans	19,684

Other assets	27,461

Total assets	32,306,143

Liabilities:
Payable for:
Investments purchased	100,898

Fund shares reacquired	47,560

Amount due custodian	577,896

Accrued fees to affiliates	22,351

Accrued other operating expenses	50,982

Trustee deferred compensation and retirement plans	19,864

Total liabilities	819,551

Net assets applicable to shares outstanding	$31,486,592

Net assets consist of:
Shares of beneficial interest	$41,537,248

Distributable earnings (loss)	(10,050,656)

$31,486,592

Net Assets:
Class A	$22,655,583

Class C	$3,330,619

Class R	$1,482,516

Class Y	$3,901,387

Class R5	$12,431

Class R6	$104,056

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,830,847

Class C	274,432

Class R	120,578

Class Y	314,386

Class R5	1,001

Class R6	8,380

Class A:
Net asset value per share	$12.37

Maximum offering price per share (Net asset value of $12.37 ÷ 94.50%)	$13.09

Class C:
Net asset value and offering price per share	$12.14

Class R:
Net asset value and offering price per share	$12.30

Class Y:
Net asset value and offering price per share	$12.41

Class R5:
Net asset value and offering price per share	$12.42

Class R6:
Net asset value and offering price per share	$12.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $34,358)	$375,195

Expenses:
Advisory fees	148,855

Administrative services fees	2,649

Custodian fees	5,726

Distribution fees:
Class A	32,770

Class C	21,070

Class R	3,908

Transfer agent fees – A, C, R and Y	49,687

Transfer agent fees – R5	5

Transfer agent fees – R6	46

Trustees’ and officers’ fees and benefits	6,857

Registration and filing fees	36,867

Reports to shareholders	7,753

Professional services fees	26,422

Other	7,584

Total expenses	350,199

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(149,309)

Net expenses	200,890

Net investment income	174,305

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $17)	(44,020)

Foreign currencies	(9,015)

(53,035)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,271,675)

Foreign currencies	(94,571)

(5,366,246)

Net realized and unrealized gain (loss)	(5,419,281)

Net increase (decrease) in net assets resulting from operations	$(5,244,976)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019 (Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$174,305	$623,007

Net realized gain (loss)	(53,035)	(3,930,565)

Change in net unrealized appreciation (depreciation)	(5,366,246)	6,041,674

Net increase (decrease) in net assets resulting from operations	(5,244,976)	2,734,116

Distributions to shareholders from distributable earnings:
Class A	(420,685)	(1,953,842)

Class C	(29,172)	(432,496)

Class R	(20,014)	(70,652)

Class Y	(102,925)	(482,207)

Class R5	(272)	(1,134)

Class R6	(2,192)	(9,961)

Total distributions from distributable earnings	(575,260)	(2,950,292)

Share transactions–net:
Class A	272,604	(208,421)

Class C	(340,369)	(2,055,435)

Class R	254,080	489,318

Class Y	(502,167)	(3,393,480)

Class R6	1,757	67,076

Net increase (decrease) in net assets resulting from share transactions	(314,095)	(5,100,942)

Net increase (decrease) in net assets	(6,134,331)	(5,317,118)

Net assets:
Beginning of period	37,620,923	42,938,041

End of period	$31,486,592	$37,620,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Global Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/20	$14.54	$0.07	$(2.01)	$(1.94)	$(0.23)	$—	$(0.23)	$12.37	(13.65)%	$22,656	1.02	%(d)	1.82	%(d)	1.00	%(d)	47%
Year ended 10/31/19	14.65	0.24	0.75	0.99	(0.28)	(0.82)	(1.10)	14.54	7.90	26,543	1.02		1.99		1.72		45
Year ended 10/31/18	16.57	0.25	(2.04)	(1.79)	(0.11)	(0.02)	(0.13)	14.65	(10.88)	26,811	1.02		1.76		1.50		92
Year ended 10/31/17	12.77	0.13	3.84	3.97	(0.17)	—	(0.17)	16.57	31.42	19,643	1.07		2.69		0.90		33
Year ended 10/31/16	13.13	0.09	(0.04)	0.05	(0.02)	(0.39)	(0.41)	12.77	0.57	11,455	1.36		2.77		0.72		52
Year ended 10/31/15	14.74	0.06	0.11	0.17	(0.22)	(1.56)	(1.78)	13.13	1.76	12,405	1.36		2.94		0.43		71
Class C
Six months ended 04/30/20	14.19	0.02	(1.98)	(1.96)	(0.09)	—	(0.09)	12.14	(13.91)	3,331	1.77	(d)	2.57	(d)	0.25	(d)	47
Year ended 10/31/19	14.30	0.13	0.73	0.86	(0.15)	(0.82)	(0.97)	14.19	7.06	4,337	1.77		2.74		0.97		45
Year ended 10/31/18	16.22	0.12	(1.98)	(1.86)	(0.04)	(0.02)	(0.06)	14.30	(11.51)	6,531	1.77		2.51		0.75		92
Year ended 10/31/17	12.51	0.02	3.76	3.78	(0.07)	—	(0.07)	16.22	30.38	5,476	1.82		3.44		0.15		33
Year ended 10/31/16	12.93	0.00	(0.03)	(0.03)	—	(0.39)	(0.39)	12.51	(0.08)	2,753	2.11		3.52		(0.03)		52
Year ended 10/31/15	14.51	(0.04)	0.10	0.06	(0.08)	(1.56)	(1.64)	12.93	0.86	2,967	2.11		3.69		(0.32)		71
Class R
Six months ended 04/30/20	14.42	0.05	(1.98)	(1.93)	(0.19)	—	(0.19)	12.30	(13.66)	1,483	1.27	(d)	2.07	(d)	0.75	(d)	47
Year ended 10/31/19	14.54	0.20	0.74	0.94	(0.24)	(0.82)	(1.06)	14.42	7.56	1,475	1.27		2.24		1.47		45
Year ended 10/31/18	16.46	0.21	(2.02)	(1.81)	(0.09)	(0.02)	(0.11)	14.54	(11.08)	950	1.27		2.01		1.25		92
Year ended 10/31/17	12.69	0.10	3.81	3.91	(0.14)	—	(0.14)	16.46	31.06	513	1.32		2.94		0.65		33
Year ended 10/31/16	13.05	0.06	(0.03)	0.03	—	(0.39)	(0.39)	12.69	0.40	261	1.61		3.02		0.47		52
Year ended 10/31/15	14.67	0.02	0.09	0.11	(0.17)	(1.56)	(1.73)	13.05	1.31	218	1.61		3.19		0.18		71
Class Y
Six months ended 04/30/20	14.60	0.09	(2.01)	(1.92)	(0.27)	—	(0.27)	12.41	(13.50)	3,901	0.77	(d)	1.57	(d)	1.25	(d)	47
Year ended 10/31/19	14.72	0.27	0.75	1.02	(0.32)	(0.82)	(1.14)	14.60	8.12	5,130	0.77		1.74		1.97		45
Year ended 10/31/18	16.63	0.30	(2.05)	(1.75)	(0.14)	(0.02)	(0.16)	14.72	(10.63)	8,579	0.77		1.51		1.75		92
Year ended 10/31/17	12.82	0.17	3.85	4.02	(0.21)	—	(0.21)	16.63	31.71	2,323	0.82		2.44		1.15		33
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	449	1.11		2.52		0.97		52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.90	4,681	1.11		2.69		0.68		71
Class R5
Six months ended 04/30/20	14.61	0.09	(2.01)	(1.92)	(0.27)	—	(0.27)	12.42	(13.49)	12	0.77	(d)	1.38	(d)	1.25	(d)	47
Year ended 10/31/19	14.73	0.27	0.75	1.02	(0.32)	(0.82)	(1.14)	14.61	8.12	15	0.77		1.55		1.97		45
Year ended 10/31/18	16.64	0.30	(2.05)	(1.75)	(0.14)	(0.02)	(0.16)	14.73	(10.62)	15	0.77		1.39		1.75		92
Year ended 10/31/17	12.83	0.17	3.85	4.02	(0.21)	—	(0.21)	16.64	31.68	17	0.82		2.24		1.15		33
Year ended 10/31/16	13.18	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.83	0.91	13	1.11		2.28		0.97		52
Year ended 10/31/15	14.81	0.09	0.10	0.19	(0.26)	(1.56)	(1.82)	13.18	1.97	13	1.11		2.45		0.68		71
Class R6
Six months ended 04/30/20	14.61	0.09	(2.01)	(1.92)	(0.27)	—	(0.27)	12.42	(13.49)	104	0.77	(d)	1.38	(d)	1.25	(d)	47
Year ended 10/31/19	14.73	0.27	0.75	1.02	(0.32)	(0.82)	(1.14)	14.61	8.12	121	0.77		1.55		1.97		45
Year ended 10/31/18	16.63	0.29	(2.03)	(1.74)	(0.14)	(0.02)	(0.16)	14.73	(10.57)	52	0.77		1.39		1.75		92
Year ended 10/31/17	12.82	0.17	3.85	4.02	(0.21)	—	(0.21)	16.63	31.71	15	0.82		2.24		1.15		33
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	12	1.11		2.28		0.97		52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.89	12	1.11		2.45		0.68		71

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $26,351, $4,235, $1,571, $5,129, $14 and $117 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Global Opportunities Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco Global Opportunities Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                     Invesco Global Opportunities Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $98,744, reimbursed fund level expenses of $0 and reimbursed class level expenses of $35,122, $5,646, $2,094, $6,825, $5 and $46 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $4,617 in front-end sales commissions from the sale of Class A shares and $351 and $163 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14                     Invesco Global Opportunities Fund

Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$ 415,378	$ –	$–	$ 415,378
Canada	535,864	–	–	535,864
China	907,245	1,569,928	–	2,477,173
France	–	1,382,654	–	1,382,654
Germany	–	1,580,621	–	1,580,621
Hong Kong	–	446,523	–	446,523
India	–	493,972	–	493,972
Ireland	684,524	–	–	684,524
Japan	–	859,679	–	859,679
Russia	377,467	–	–	377,467
South Korea	–	748,445	–	748,445
Spain	–	542,373	–	542,373
Sweden	514,131	–	–	514,131
Switzerland	–	1,322,792	–	1,322,792
Taiwan	–	1,346,629	–	1,346,629
United Kingdom	–	1,863,984	–	1,863,984
United States	15,929,238	–	–	15,929,238
Total Investments	$19,363,847	$12,157,600	$–	$31,521,447

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $827.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,519,470	$2,488,413	$5,007,883

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                     Invesco Global Opportunities Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $17,045,124 and $18,234,328, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,174,061

Aggregate unrealized (depreciation) of investments	(7,157,025)

Net unrealized appreciation (depreciation) of investments	$(4,982,964)

Cost of investments for tax purposes is $36,504,411.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	303,341	$4,242,034	408,136	$5,559,513

Class C	70,022	959,918	65,788	892,323

Class R	32,389	443,530	50,039	675,346

Class Y	147,256	2,129,433	189,173	2,569,056

Class R6	250	3,462	13,140	186,243

Issued as reinvestment of dividends:
Class A	25,810	396,417	149,174	1,870,607

Class C	1,895	28,636	33,523	413,000

Class R	1,298	19,827	5,586	69,598

Class Y	6,386	98,278	36,110	453,901

Class R6	126	1,940	708	8,908

Automatic conversion of Class C shares to Class A shares:
Class A	1,568	21,188	94,189	1,294,683

Class C	(1,598)	(21,188)	(95,956)	(1,294,683)

Reacquired:
Class A	(325,880)	(4,387,035)	(654,984)	(8,933,224)

Class C	(101,522)	(1,307,735)	(154,347)	(2,066,075)

Class R	(15,454)	(209,277)	(18,657)	(255,626)

Class Y	(190,637)	(2,729,878)	(456,658)	(6,416,437)

Class R6	(248)	(3,645)	(9,112)	(128,075)

Net increase (decrease) in share activity	(44,998)	$(314,095)	(344,148)	$(5,100,942)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Subsequent Event

On June 3, 2020, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on June 5, 2020. The Fund will be liquidated on or about August 5, 2020.

16                     Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)

	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$863.50	$4.73	$1,019.79	$5.12	1.02%
Class C	1,000.00	860.90	8.19	1,016.06	8.87	1.77
Class R	1,000.00	863.40	5.88	1,018.55	6.37	1.27
Class Y	1,000.00	865.00	3.57	1,021.03	3.87	0.77
Class R5	1,000.00	865.10	3.57	1,021.03	3.87	0.77
Class R6	1,000.00	865.10	3.57	1,021.03	3.87	0.77

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Global Opportunities Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco Global Responsibility Equity Fund
Effective June 29, 2020 Invesco Global Responsibility Equity Fund will be renamed Invesco MSCI World SRI Index Fund.
Nasdaq:
A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

2                     Invesco Global Responsibility Equity Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	-10.33%
Class C Shares	-10.61
Class R Shares	-10.33
Class Y Shares	-10.26
Class R5 Shares	-10.18
Class R6 Shares	-10.18
MSCI World Index▼ (Broad Market/Style-Specific Index)	-7.29
Lipper Global Multi-Cap Core Funds Index∎ (Peer Group Index)	-9.42

Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multicap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Global Responsibility Equity Fund

Average Annual Total Returns As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	1.50%
1 Year	-15.93

Class C Shares
Inception (7/1/16)	2.23%
1 Year	-12.46

Class R Shares
Inception (7/1/16)	2.75%
1 Year	-11.15

Class Y Shares
Inception (7/1/16)	3.24%
1 Year	-10.78

Class R5 Shares
Inception (7/1/16)	3.25%
1 Year	-10.78

Class R6 Shares
Inception (7/1/16)	3.25%
1 Year	-10.78

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Global Responsibility Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Global Responsibility Equity Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.90%
Australia-2.30%
Fortescue Metals Group Ltd.	15,288	$ 117,185
Magellan Financial Group Ltd.	1,259	41,390
Newcrest Mining Ltd.	891	15,990
		174,565

Canada-5.60%
CGI, Inc., Class A(a)	467	29,783
Hydro One Ltd.(b)	5,986	108,543
Intact Financial Corp.	365	34,737
Kinross Gold Corp.(a)	6,877	45,404
Magna International, Inc.	454	17,691
Manulife Financial Corp.	2,092	26,346
National Bank of Canada	1,167	47,067
Open Text Corp.	1,405	53,093
Royal Bank of Canada	352	21,654
SNC-Lavalin Group, Inc.	890	16,413
Thomson Reuters Corp.(a)	347	24,448
		425,179

Denmark-0.69%
Novo Nordisk A/S, Class B	328	20,944
Pandora A/S	876	31,163
		52,107

France-3.51%
Air Liquide S.A.	152	19,357
Alstom S.A.	713	29,229
BNP Paribas S.A.	409	12,874
Faurecia SE	528	19,158
Hermes International	26	19,047
L’Oreal S.A.	164	47,728
Peugeot S.A.	1,548	22,217
Publicis Groupe S.A.	459	13,660
Schneider Electric SE	570	52,220
Teleperformance	66	14,802
Ubisoft Entertainment S.A.(a)	221	16,467
		266,759

Germany-1.35%
HeidelbergCement AG	765	36,500
Merck KGaA	568	66,203
		102,703

Hong Kong-1.10%
HKT Trust & HKT Ltd.	24,000	38,647
WH Group Ltd.	47,000	44,989
		83,636

Ireland-1.08%
AerCap Holdings N.V.(a)	916	25,758
CRH PLC	1,385	41,872
CRH PLC	474	14,347
		81,977

Israel-1.03%
Bank Leumi Le-Israel BM	2,690	14,605

	Shares	Value
Israel-(continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	5,955	$ 63,957
		78,562

Italy-0.18%
DiaSorin S.p.A.	82	13,974

Japan-10.01%
AGC, Inc.	3,600	89,721
Ajinomoto Co., Inc.	1,000	17,761
Amada Co. Ltd.	6,200	56,362
Astellas Pharma, Inc.	1,900	31,450
Dai Nippon Printing Co. Ltd.	4,800	101,716
Fujitsu Ltd.	300	29,227
Hitachi Ltd.	1,200	36,004
Kao Corp.	500	38,567
Konica Minolta, Inc.	8,400	32,687
Mazda Motor Corp.	3,700	20,923
Nippon Electric Glass Co. Ltd.	1,600	23,442
Nissan Motor Co. Ltd.	12,400	42,437
Nomura Holdings, Inc.	8,500	35,358
Nomura Research Institute Ltd.	1,300	31,629
NTT DOCOMO, Inc.	1,500	44,028
Sekisui House Ltd.	1,900	32,701
Toppan Printing Co. Ltd.	6,500	96,940
		760,953

Jordan-0.70%
Hikma Pharmaceuticals PLC	1,788	53,408

Netherlands-1.74%
ASM International N.V.	396	43,667
Signify N.V.	760	15,520
Wolters Kluwer N.V.	995	73,259
		132,446

New Zealand-0.19%
a2 Milk Co. Ltd.(a)	1,210	14,226

Norway-0.61%
Orkla ASA	2,618	23,725
Yara International ASA	668	22,823
		46,548

Sweden-3.31%
Atlas Copco AB, Class A	2,391	82,955
Boliden AB	718	14,700
Essity AB, Class B	1,854	60,238
Getinge AB, Class B	662	12,737
Hennes & Mauritz AB, Class B	3,443	47,922
Skanska AB, Class B	1,709	32,705
		251,257

Switzerland-5.15%
Geberit AG	64	28,742
LafargeHolcim Ltd.(a)	951	39,501
Nestle S.A.	700	73,945
Novartis AG	882	75,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Global Responsibility Equity Fund

	Shares	Value
Switzerland-(continued)
Roche Holding AG	138	$ 48,001
Roche Holding AG, BR	297	103,414
STMicroelectronics N.V.	859	22,384
		391,227

United Kingdom-2.11%
Auto Trader Group PLC(b)	9,039	52,270
GlaxoSmithKline PLC	2,033	42,563
Greggs PLC	738	17,041
Tate & Lyle PLC	2,439	21,897
United Utilities Group PLC	1,377	15,663
WPP PLC	1,372	10,749
		160,183

United States-57.24%
AbbVie, Inc.	651	53,512
Activision Blizzard, Inc.	359	22,879
AGCO Corp.	419	22,140
Akamai Technologies, Inc.(a)	331	32,342
Alexion Pharmaceuticals, Inc.(a)	357	38,367
Allstate Corp. (The)	441	44,859
Ally Financial, Inc.	1,790	29,338
Alphabet, Inc., Class C(a)	91	122,728
Amdocs Ltd.	677	43,626
Ameriprise Financial, Inc.	278	31,953
AmerisourceBergen Corp.	485	43,485
Amgen, Inc.	79	18,898
Apple, Inc.	874	256,781
Applied Materials, Inc.	1,145	56,884
Athene Holding Ltd., Class A(a)	1,277	34,479
AutoNation, Inc.(a)	563	20,966
AutoZone, Inc.(a)	36	36,732
Bank of America Corp.	642	15,440
Best Buy Co., Inc.	691	53,020
Biogen, Inc.(a)	340	100,922
Booking Holdings, Inc.(a)	15	22,209
Brixmor Property Group, Inc.	1,734	19,854
Cadence Design Systems, Inc.(a)	764	61,983
Campbell Soup Co.	641	32,037
Cardinal Health, Inc.	780	38,594
CenturyLink, Inc.	4,068	43,202
CF Industries Holdings, Inc.	1,221	33,578
Cisco Systems, Inc.	1,022	43,312
Citigroup, Inc.	962	46,715
Citrix Systems, Inc.	110	15,951
DaVita, Inc.(a)	645	50,961
DENTSPLY SIRONA, Inc.	1,120	47,533
Discovery, Inc., Class C(a)	1,251	25,533
Electronic Arts, Inc.(a)	313	35,763
Eli Lilly and Co.	88	13,608
Equity Residential	743	48,340
Essex Property Trust, Inc.	228	55,655
Expedia Group, Inc.	187	13,273
Facebook, Inc., Class A(a)	363	74,310
Ferguson PLC	231	16,708
Fifth Third Bancorp	903	16,877
FleetCor Technologies, Inc.(a)	110	26,538
Ford Motor Co.(a)	9,182	46,736
Fortinet, Inc.(a)	201	21,656

	Shares	Value
United States-(continued)
General Mills, Inc.	1,265	$ 75,761
General Motors Co.(a)	1,994	44,446
Gilead Sciences, Inc.	958	80,472
HCA Healthcare, Inc.(a)	277	30,437
Hershey Co. (The)	242	32,048
Hewlett Packard Enterprise Co.	5,980	60,159
Humana, Inc.	58	22,146
Incyte Corp.(a)	440	42,970
Ingredion, Inc.	179	14,535
Intel Corp.	1,018	61,060
International Business Machines Corp.	129	16,197
Interpublic Group of Cos., Inc. (The)	856	14,535
Jabil, Inc.	743	21,131
Johnson Controls International PLC	1,366	39,764
JPMorgan Chase & Co.	1,237	118,455
Kimberly-Clark Corp.	515	71,317
Lam Research Corp.	151	38,547
Leidos Holdings, Inc.	671	66,302
Lennar Corp., Class A	361	18,075
LKQ Corp.(a)	528	13,807
McKesson Corp.	437	61,726
MetLife, Inc.	1,105	39,868
Microsoft Corp.	1,927	345,338
Mid-America Apartment Communities, Inc.	532	59,541
Mondelez International, Inc., Class A	1,521	78,240
New York Community Bancorp, Inc.	3,203	34,785
NVIDIA Corp.	51	14,906
NVR, Inc.(a)	5	15,500
Old Dominion Freight Line, Inc.	96	13,948
Omnicom Group, Inc.	546	31,138
Oracle Corp.	1,751	92,751
Owens Corning	389	16,867
PACCAR, Inc.	323	22,361
Procter & Gamble Co. (The)	1,180	139,087
PulteGroup, Inc.	1,490	42,122
QUALCOMM, Inc.	318	25,017
Regeneron Pharmaceuticals, Inc.(a)	35	18,406
SBA Communications Corp., Class A	254	73,640
Seagate Technology PLC	296	14,785
Signature Bank	231	24,759
Synchrony Financial	2,062	40,807
Synopsys, Inc.(a)	547	85,945
Take-Two Interactive Software, Inc.(a)	157	19,005
TEGNA, Inc.	1,364	14,622
U.S. Bancorp	962	35,113
UnitedHealth Group, Inc.	49	14,331
Universal Health Services, Inc., Class B(a)	110	11,626
Unum Group	937	16,351
Vertex Pharmaceuticals, Inc.(a)	56	14,067
Western Union Co. (The)	2,119	40,409
Whirlpool Corp.	144	16,091
Xerox Holdings Corp.	3,499	63,997
		4,349,590
Total Common Stocks & Other Equity Interests (Cost $7,858,071)		7,439,300

Money Market Funds-2.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d)	52,631	52,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Global Responsibility Equity Fund

	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)(d)	41,043	$ 41,068
Invesco Treasury Portfolio, Institutional Class, 0.10%(c)(d)	60,149	60,149
Total Money Market Funds (Cost $153,800)		153,848
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $8,011,871)		7,593,148
OTHER ASSETS LESS LIABILITIES-0.08%		6,046
NET ASSETS-100.00%		$7,599,194

Investment Abbreviations:

ADR	– American Depositary Receipt
BR	– Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $160,813, which represented 2.12% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,294	$484,315	$(466,978)	$-	$-	$52,631	$ 332
Invesco Liquid Assets Portfolio, Institutional Class	25,232	346,633	(330,830)	45	(12)	41,068	389
Invesco Treasury Portfolio, Institutional Class	40,335	553,503	(533,689)	-	-	60,149	367
Total	$100,861	$1,384,451	$(1,331,497)	$45	$(12)	$153,848	$1,088

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	23.79%
Health Care	16.24
Industrials	11.48
Consumer Staples	10.35
Financials	10.05
Consumer Discretionary	8.07
Communication Services	7.63
Materials	5.28
Real Estate	3.38
Other Sectors, Each Less than 2% of Net Assets	1.63
Money Market Funds Plus Other Assets Less Liabilities	2.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Global Responsibility Equity Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $7,858,071)	$7,439,300

Investments in affiliated money market funds, at value (Cost $153,800)	153,848

Cash	875

Foreign currencies, at value (Cost $2,380)	2,403

Receivable for:
Investments sold	26,329

Fund shares sold	6,053

Dividends	20,175

Investment for trustee deferred compensation and retirement plans	9,934

Other assets	21,667

Total assets	7,680,584

Liabilities:
Payable for:
Investments purchased	17,076

Fund shares reacquired	206

Accrued fees to affiliates	13,568

Accrued trustees’ and officers’ fees and benefits	374

Accrued other operating expenses	40,232

Trustee deferred compensation and retirement plans	9,934

Total liabilities	81,390

Net assets applicable to shares outstanding	$7,599,194

Net assets consist of:
Shares of beneficial interest	$8,786,049

Distributable earnings (loss)	(1,186,855)

$7,599,194

Net Assets:
Class A	$1,032,997

Class C	$187,964

Class R	$183,651

Class Y	$486,131

Class R5	$19,066

Class R6	$5,689,385

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	98,644

Class C	18,059

Class R	17,582

Class Y	46,279

Class R5	1,815

Class R6	541,605

Class A:
Net asset value per share	$10.47

Maximum offering price per share (Net asset value of $10.47 ÷ 94.50%)	$11.08

Class C:
Net asset value and offering price per share	$10.41

Class R:
Net asset value and offering price per share	$10.45

Class Y:
Net asset value and offering price per share	$10.50

Class R5:
Net asset value and offering price per share	$10.50

Class R6:
Net asset value and offering price per share	$10.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Global Responsibility Equity Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,829)	$96,200

Dividends from affiliated money market funds	1,088

Total investment income	97,288

Expenses:
Advisory fees	27,749

Administrative services fees	619

Custodian fees	1,933

Distribution fees:
Class A	1,906

Class C	1,118

Class R	196

Transfer agent fees – A, C, R and Y	4,407

Transfer agent fees – R5	6

Transfer agent fees – R6	552

Trustees’ and officers’ fees and benefits	7,829

Registration and filing fees	34,744

Reports to shareholders	5,967

Professional services fees	24,286

Other	99

Total expenses	111,411

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(82,666)

Net expenses	28,745

Net investment income	68,543

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(197,740)

Foreign currencies	1,076

(196,664)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(865,419)

Foreign currencies	159

(865,260)

Net realized and unrealized gain (loss)	(1,061,924)

Net increase (decrease) in net assets resulting from operations	$(993,381)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Global Responsibility Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$68,543	$144,906

Net realized gain (loss)	(196,664)	(593,308)

Change in net unrealized appreciation (depreciation)	(865,260)	759,146

Net increase (decrease) in net assets resulting from operations	(993,381)	310,744

Distributions to shareholders from distributable earnings:
Class A	(27,377)	(31,300)

Class C	(2,218)	(1,884)

Class R	(492)	(685)

Class Y	(9,964)	(11,925)

Class R5	(389)	(508)

Class R6	(118,725)	(178,903)

Total distributions from distributable earnings	(159,165)	(225,205)

Share transactions-net:
Class A	(153,351)	78,189

Class C	(28,309)	72,486

Class R	157,624	3,239

Class Y	18,963	69,956

Class R5	419	1,723

Class R6	72,828	(551,637)

Net increase (decrease) in net assets resulting from share transactions	68,174	(326,044)

Net increase (decrease) in net assets	(1,084,372)	(240,505)

Net assets:
Beginning of period	8,683,566	8,924,071

End of period	$7,599,194	$8,683,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Global Responsibility Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$11.86	$0.08	$(1.28)	$(1.20)	$(0.19)	$-	$(0.19)	$10.47	(10.33)%	$1,033	0.85	%(d)	3.05	%(d)	1.43	%(d)	33%
Year ended 10/31/19	11.76	0.17	0.21	0.38	(0.18)	(0.10)	(0.28)	11.86	3.48	1,483	0.85		3.58		1.51		116
Year ended 10/31/18	12.91	0.17	(0.85)	(0.68)	(0.09)	(0.38)	(0.47)	11.76	(5.55)	1,387	0.84		3.94		1.33		89
Year ended 10/31/17	10.45	0.14	2.39	2.53	(0.06)	(0.01)	(0.07)	12.91	24.36	531	0.84		9.90		1.16		69
Year ended 10/31/16(e)	10.17	0.04	0.24	0.28	-	-	-	10.45	2.75	46	0.84	(f)	31.57	(f)	1.13	(f)	18
Class C
Six months ended 04/30/20	11.75	0.04	(1.27)	(1.23)	(0.11)	-	(0.11)	10.41	(10.61)	188	1.60	(d)	3.80	(d)	0.68	(d)	33
Year ended 10/31/19	11.63	0.09	0.20	0.29	(0.07)	(0.10)	(0.17)	11.75	2.66	243	1.60		4.33		0.76		116
Year ended 10/31/18	12.83	0.07	(0.84)	(0.77)	(0.05)	(0.38)	(0.43)	11.63	(6.27)	166	1.59		4.69		0.58		89
Year ended 10/31/17	10.42	0.05	2.39	2.44	(0.02)	(0.01)	(0.03)	12.83	23.49	124	1.59		10.65		0.41		69
Year ended 10/31/16(e)	10.17	0.01	0.24	0.25	-	-	-	10.42	2.46	10	1.59	(f)	32.32	(f)	0.38	(f)	18
Class R
Six months ended 04/30/20	11.81	0.06	(1.26)	(1.20)	(0.16)	-	(0.16)	10.45	(10.33)	184	1.10	(d)	3.30	(d)	1.18	(d)	33
Year ended 10/31/19	11.71	0.15	0.20	0.35	(0.15)	(0.10)	(0.25)	11.81	3.17	35	1.10		3.83		1.26		116
Year ended 10/31/18	12.88	0.14	(0.85)	(0.71)	(0.08)	(0.38)	(0.46)	11.71	(5.82)	32	1.09		4.19		1.08		89
Year ended 10/31/17	10.44	0.11	2.39	2.50	(0.05)	(0.01)	(0.06)	12.88	24.04	13	1.09		10.15		0.91		69
Year ended 10/31/16(e)	10.17	0.03	0.24	0.27	-	-	-	10.44	2.65	10	1.09	(f)	31.82	(f)	0.88	(f)	18
Class Y
Six months ended 04/30/20	11.91	0.10	(1.29)	(1.19)	(0.22)	-	(0.22)	10.50	(10.26)	486	0.60	(d)	2.80	(d)	1.68	(d)	33
Year ended 10/31/19	11.80	0.20	0.22	0.42	(0.21)	(0.10)	(0.31)	11.91	3.80	522	0.60		3.33		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	446	0.59		3.69		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	189	0.59		9.65		1.41		69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	-	-	-	10.46	2.85	42	0.59	(f)	31.32	(f)	1.38	(f)	18
Class R5
Six months ended 04/30/20	11.90	0.10	(1.28)	(1.18)	(0.22)	-	(0.22)	10.50	(10.18)	19	0.60	(d)	2.48	(d)	1.68	(d)	33
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	21	0.60		2.95		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	19	0.59		3.47		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	21	0.59		9.28		1.41		69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	-	-	-	10.46	2.85	10	0.59	(f)	29.53	(f)	1.38	(f)	18
Class R6
Six months ended 04/30/20	11.90	0.10	(1.28)	(1.18)	(0.22)	-	(0.22)	10.50	(10.18)	5,689	0.60	(d)	2.44	(d)	1.68	(d)	33
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	6,379	0.60		2.91		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	6,875	0.59		3.42		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	4,935	0.59		9.28		1.41		69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	-	-	-	10.46	2.85	1,353	0.59	(f)	29.53	(f)	1.38	(f)	18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,533, $225, $79, $494, $21 and $6,234 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of July 1, 2016.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Global Responsibility Equity Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Responsibility Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                     Invesco Global Responsibility Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                     Invesco Global Responsibility Equity Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 25 million	0.650%
Over $25 million	0.600%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 28,2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60%, and 0.60%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 28, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $27,842, reimbursed fund level expenses of $49,787 and reimbursed class level expenses of $2,900, $425, $148, $935, $2 and $553 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $0 and $119 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15                     Invesco Global Responsibility Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$-	$174,565	$-	$ 174,565
Canada	425,179	-	-	425,179
Denmark	-	52,107	-	52,107
France	-	266,759	-	266,759
Germany	-	102,703	-	102,703
Hong Kong	-	83,636	-	83,636
Ireland	25,758	56,219	-	81,977
Israel	63,957	14,605	-	78,562
Italy	-	13,974	-	13,974
Japan	-	760,953	-	760,953
Jordan	-	53,408	-	53,408
Netherlands	-	132,446	-	132,446
New Zealand	-	14,226	-	14,226
Norway	-	46,548	-	46,548
Sweden	-	251,257	-	251,257
Switzerland	-	391,227	-	391,227
United Kingdom	-	160,183	-	160,183
United States	4,332,882	16,708	-	4,349,590
Money Market Funds	153,848	-	-	153,848
Total Investments	$5,001,624	$2,591,524	$-	$7,593,148

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $74.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total
Not subject to expiration		$416,454	$174,799	$591,253

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16                     Invesco Global Responsibility Equity Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $2,770,668 and $2,828,154, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$502,286

Aggregate unrealized (depreciation) of investments	(946,211)

Net unrealized appreciation (depreciation) of investments	$(443,925)

Cost of investments for tax purposes is $8,037,073.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	25,281	$302,589	45,364	$523,796

Class C	5,280	50,562	11,783	134,617

Class R	14,585	157,386	619	7,105

Class Y	10,237	114,739	7,839	90,940

Class R5	27	300	139	1,623

Class R6	52,293	603,179	54,019	617,394

Issued as reinvestment of dividends:
Class A	1,938	23,472	2,680	29,293

Class C	175	2,109	156	1,708

Class R	27	329	40	434

Class Y	710	8,620	932	10,198

Class R5	14	171	18	197

Class R6	8,164	99,114	13,799	150,958

Automatic conversion of Class C shares to Class A shares:
Class A	1,091	13,343	168	1,912

Class C	(1,101)	(13,343)	(169)	(1,912)

Reacquired:
Class A	(54,751)	(492,755)	(41,044)	(476,812)

Class C	(6,946)	(67,637)	(5,377)	(61,927)

Class R	(8)	(91)	(386)	(4,300)

Class Y	(8,541)	(104,396)	(2,646)	(31,182)

Class R5	(5)	(52)	(8)	(97)

Class R6	(54,705)	(629,465)	(114,373)	(1,319,989)

Net increase (decrease) in share activity	(6,235)	$68,174	(26,447)	$(326,044)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

  In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Significant Event

On March 30, 2020, the Board of Trustees approved changes to the principal investment strategies of the Fund in connection with repositioning the Fund as an index-based fund, including changing the Fund’s name to Invesco MSCI World SRI Index Fund, effective on or about June 29, 2020.

17                     Invesco Global Responsibility Equity Fund

NOTE 12–Subsequent Event

Effective on or about June 29, 2020, the contractual management fee for the Fund will be lowered to 0.14% of the Fund’s average daily net assets for the first $2 billion in assets and 0.12% of the Fund’s average daily net assets over $2 billion in assets. The Fund’s expense limits will be lowered from 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively, to 0.44%, 1.19%, 0.69%, 0.19%, 0.19% and 0.19%, respectively, pursuant to a new contractual fee waiver agreement with the Adviser.

18                     Invesco Global Responsibility Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$896.70	$4.01	$1,020.64	$4.27	0.85%
Class C	1,000.00	893.90	7.53	1,016.91	8.02	1.60
Class R	1,000.00	896.70	5.19	1,019.39	5.52	1.10
Class Y	1,000.00	897.40	2.83	1,021.88	3.02	0.60
Class R5	1,000.00	898.20	2.83	1,021.88	3.02	0.60
Class R6	1,000.00	898.20	2.83	1,021.88	3.02	0.60

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                     Invesco Global Responsibility Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLRE-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ∎ C: IBVCX ∎ R: IIBRX ∎ Y: IBVYX ∎ Investor: IIBCX ∎ R5: IBVIX ∎ R6: IBVFX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

2                     Invesco International Core Equity Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	-14.46%
Class C Shares	-14.73
Class R Shares	-14.57
Class Y Shares	-14.33
Investor Class Shares	-14.39
Class R5 Shares	-14.33
Class R6 Shares	-14.33
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	-14.21
Lipper International Large-Cap Core Funds Index∎ (Peer Group Index)	-16.59

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	2.60%
10 Years	0.55
5 Years	-2.95
1 Year	-18.15

Class C Shares
Inception (2/14/00)	1.21%
10 Years	0.36
5 Years	-2.56
1 Year	-14.84

Class R Shares
Inception (11/24/03)	3.00%
10 Years	0.86
5 Years	-2.08
1 Year	-13.60

Class Y Shares
Inception (10/3/08)	1.92%
10 Years	1.37
5 Years	-1.60
1 Year	-13.13

Investor Class Shares
Inception (10/28/98)	2.56%
10 Years	1.11
5 Years	-1.83
1 Year	-13.35

Class R5 Shares
Inception (4/30/04)	3.23%
10 Years	1.58
5 Years	-1.54
1 Year	-13.19

Class R6 Shares
10 Years	1.43%
5 Years	-1.53
1 Year	-13.10

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco International Core Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco International Core Equity Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.64%
Argentina-1.06%
MercadoLibre, Inc.(a)	996	$581,176

Australia-7.20%
Ansell Ltd.	71,352	1,309,672

Brambles Ltd.	106,454	759,649

Rio Tinto PLC	22,365	1,039,450

Woodside Petroleum Ltd.	58,075	829,267

		3,938,038

Belgium-2.07%
Umicore S.A.	26,160	1,131,151

Brazil-0.79%
Pagseguro Digital Ltd., Class A(a)	16,989	430,331

China-5.20%
Alibaba Group Holding Ltd., ADR(a)	3,858	781,901

Autohome, Inc., ADR	9,358	768,760

China International Capital Corp. Ltd., H Shares(b)	366,000	559,754

Ping An Healthcare and Technology Co. Ltd.(a)(b)	53,500	736,995

		2,847,410

Denmark-1.03%
Novo Nordisk A/S, Class B	8,833	564,023

France-14.50%
Airbus SE	12,835	815,971

BNP Paribas S.A.	46,361	1,459,238

Cie Generale des Etablissements Michelin S.C.A.	9,348	913,726

Dassault Systemes SE	7,858	1,151,234

Sanofi	22,405	2,191,963

Vivendi S.A.	64,939	1,403,605

		7,935,737

Germany-12.91%
Infineon Technologies AG	72,430	1,345,822

Muenchener Rueckversicherungs- Gesellschaft AG	3,450	760,258

Northern Data AG(a)(c)	6,415	316,491

RWE AG	43,367	1,245,361

SAP SE	19,242	2,294,949

Siemens AG	11,862	1,101,846

		7,064,727

Hong Kong-3.06%
AIA Group Ltd.	184,200	1,676,672

India-1.37%
Housing Development Finance Corp. Ltd.	29,772	750,312

Ireland-0.82%
Ryanair Holdings PLC, ADR(a)	7,059	448,034

	Shares	Value

Italy-3.46%
Enel S.p.A.	276,893	$1,895,652

Japan-18.21%
Asahi Group Holdings Ltd.	21,300	736,434

FANUC Corp.	7,500	1,236,706

Hitachi Ltd.	54,300	1,629,177

KDDI Corp.	44,300	1,276,523

Keisei Electric Railway Co. Ltd.	32,000	965,056

Kobe Bussan Co. Ltd.	12,700	609,358

Koito Manufacturing Co. Ltd.	10,900	412,713

Komatsu Ltd.	42,393	808,202

Nissan Chemical Corp.	10,300	393,766

ORIX Corp.	48,600	578,522

Shionogi & Co. Ltd.	10,200	559,707

SoftBank Group Corp.	17,700	757,033

		9,963,197

Luxembourg-1.62%
ArcelorMittal S.A.	80,485	883,999

Netherlands-2.74%
Heineken N.V.	11,365	967,597

ING Groep N.V.	97,263	534,707

		1,502,304

Russia-0.50%
Sberbank of Russia PJSC, ADR	26,222	275,593

Singapore-1.31%
DBS Group Holdings Ltd.	51,060	715,709

South Korea-1.48%
Samsung Electronics Co. Ltd.	19,667	810,420

Spain-1.99%
Bankinter S.A.	30,320	125,226

CaixaBank S.A.	397,376	715,604

Iberdrola S.A.	24,641	247,016

		1,087,846

Switzerland-5.08%
Glencore PLC(a)	376,622	699,105

Novartis AG, ADR	24,547	2,079,867

		2,778,972

United Kingdom-7.95%
Experian PLC	38,550	1,154,975

Nomad Foods Ltd.(a)	59,307	1,222,317

Reckitt Benckiser Group PLC	12,484	1,043,182

Vodafone Group PLC, ADR	65,714	929,196

		4,349,670

United States-4.29%
Aptiv PLC	10,560	734,448

Chubb Ltd.	7,645	825,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco International Core Equity Fund

	Shares	Value

United States-(continued)
James Hardie Industries PLC, CDI	54,848	$786,472

		2,346,657

Total Common Stocks & Other Equity Interests (Cost $60,584,051)		53,977,630

Money Market Funds-1.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(d)(e)	353,468	353,468

Invesco Treasury Portfolio, Institutional Class, 0.10%(d)(e)	235,646	235,646

Total Money Market Funds (Cost $589,114)		589,114

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.72% (Cost $61,173,165)		54,566,744

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Private Government Fund, 0.01%, 05/12/2020(d)(f)(g) (Cost $289,968)	289,968	$289,968

TOTAL INVESTMENTS IN SECURITIES-100.25% (Cost $61,463,133)		54,856,712

OTHER ASSETS LESS LIABILITIES-(0.25)%		(137,794)

NET ASSETS-100.00%		$54,718,918

Investment Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $1,296,749, which represented 2.37% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$330,611	$4,115,837	$(4,092,980)	$-	$-	$353,468	$2,003

Invesco Treasury Portfolio, Institutional Class	220,408	2,743,891	(2,728,653)	-	-	235,646	1,312

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	579,936	(289,968)	-	-	289,968	-

Total	$551,019	$7,439,664	$(7,111,601)	$-	$-	$879,082	$3,315

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.
(f)	The rate shown is the 3-day SEC standardized yield as of April 30, 2020. The money market fund commenced operations on April 28, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco International Core Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Financials	16.41%
Information Technology	14.58
Health Care	13.60
Industrials	13.32
Communication Services	9.38
Materials	9.02
Consumer Staples	8.37
Consumer Discretionary	6.26
Utilities	6.19
Energy	1.51
Money Market Funds Plus Other Assets Less Liabilities	1.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $60,584,051)*	$53,977,630

Investments in affiliated money market funds, at value (Cost $879,082)	879,082

Cash	17,433

Foreign currencies, at value (Cost $30,615)	29,629

Receivable for:
Investments sold	25

Fund shares sold	9,886

Dividends	238,894

Investment for trustee deferred compensation and retirement plans	89,573

Other assets	51,681

Total assets	55,293,833

Liabilities:
Payable for:
Investments purchased	42,012

Fund shares reacquired	34,123

Collateral upon return of securities loaned	289,968

Accrued fees to affiliates	39,046

Accrued other operating expenses	71,754

Trustee deferred compensation and retirement plans	98,012

Total liabilities	574,915

Net assets applicable to shares outstanding	$54,718,918

Net assets consist of:
Shares of beneficial interest	$68,675,459

Distributable earnings (loss)	(13,956,541)

$54,718,918

Net Assets:
Class A	$21,846,868
Class C	$2,269,877
Class R	$1,134,476
Class Y	$3,756,094
Investor Class	$7,019,847
Class R5	$2,813,997
Class R6	$15,877,759

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,445,194
Class C	259,220
Class R	126,405
Class Y	412,676
Investor Class	771,386
Class R5	317,493
Class R6	1,792,050
Class A:
Net asset value per share	$8.93
Maximum offering price per share (Net asset value of $8.93 ÷ 94.50%)	$9.45
Class C:
Net asset value and offering price per share	$8.76
Class R:
Net asset value and offering price per share	$8.97
Class Y:
Net asset value and offering price per share	$9.10
Investor Class:
Net asset value and offering price per share	$9.10
Class R5:
Net asset value and offering price per share	$8.86
Class R6:
Net asset value and offering price per share	$8.86

*	At April 30, 2020, securities with an aggregate value of $289,968 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $81,269)	$700,905

Dividends from affiliates	3,315

Total investment income	704,220

Expenses:

Advisory fees	239,308

Administrative services fees	4,718

Custodian fees	5,901

Distribution fees:
Class A	32,339

Class C	13,217

Class R	3,073

Investor Class	10,310

Transfer agent fees - A, C, R, Y and Investor	73,200

Transfer agent fees - R5	63

Transfer agent fees - R6	291

Trustees’ and officers’ fees and benefits	7,233

Registration and filing fees	37,276

Reports to shareholders	10,819

Professional services fees	28,816

Other	6,048

Total expenses	472,612

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(136,293)

Net expenses	336,319

Net investment income	367,901

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,239,070)

Foreign currencies	499

Forward foreign currency contracts	(86,893)

(3,325,464)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,492,654)

Foreign currencies	1,054

Forward foreign currency contracts	(88,712)

(6,580,312)

Net realized and unrealized gain (loss)	(9,905,776)

Net increase (decrease) in net assets resulting from operations	$(9,537,875)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$367,901	$1,489,581

Net realized gain (loss)	(3,325,464)	(3,921,202)

Change in net unrealized appreciation (depreciation)	(6,580,312)	9,550,072

Net increase (decrease) in net assets resulting from operations	(9,537,875)	7,118,451

Distributions to shareholders from distributable earnings:
Class A	(595,374)	(2,650,679)

Class C	(35,022)	(419,998)

Class R	(23,237)	(103,364)

Class Y	(110,748)	(455,264)

Investor Class	(187,346)	(697,637)

Class R5	(80,744)	(249,749)

Class R6	(468,107)	(925,766)

Total distributions from distributable earnings	(1,500,578)	(5,502,457)

Share transactions–net:
Class A	(1,408,247)	(5,971,471)

Class C	(56,530)	(3,047,980)

Class R	253,922	(317,798)

Class Y	107,120	(1,237,710)

Investor Class	(475,224)	(268,463)

Class R5	82,859	211,702

Class R6	(155,192)	5,840,224

Net increase (decrease) in net assets resulting from share transactions	(1,651,292)	(4,791,496)

Net increase (decrease) in net assets	(12,689,745)	(3,175,502)

Net assets:
Beginning of period	67,408,663	70,584,165

End of period	$54,718,918	$67,408,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco International Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$10.66	$0.06	$(1.56)	$(1.50)	$(0.23)	$ –	$(0.23)	$8.93	(14.46)%	$21,847	1.12	%(d)	1.66	%(d)	1.09	%(d)	22%
Year ended 10/31/19	10.59	0.20	0.71	0.91	(0.15)	(0.69)	(0.84)	10.66	9.74	27,707	1.12		1.66		1.97		28
Year ended 10/31/18	12.43	0.19	(1.84)	(1.65)	(0.19)	–	(0.19)	10.59	(13.53)	33,798	1.12		1.67		1.54		73
Year ended 10/31/17	10.48	0.15	1.97	2.12	(0.17)	–	(0.17)	12.43	20.54	40,865	1.15		1.70		1.38		61
Year ended 10/31/16	10.73	0.12	(0.26)	(0.14)	(0.11)	–	(0.11)	10.48	(1.26)	35,406	1.41		1.61		1.18		37
Year ended 10/31/15	11.37	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.73	(0.19)	40,161	1.61		1.61		1.19		63
Class C
Six months ended 04/30/20	10.40	0.02	(1.53)	(1.51)	(0.13)	–	(0.13)	8.76	(14.73)	2,270	1.87	(d)	2.41	(d)	0.34	(d)	22
Year ended 10/31/19	10.31	0.12	0.71	0.83	(0.05)	(0.69)	(0.74)	10.40	8.98	2,775	1.87		2.41		1.22		28
Year ended 10/31/18	12.10	0.09	(1.79)	(1.70)	(0.09)	–	(0.09)	10.31	(14.14)	6,022	1.87		2.42		0.79		73
Year ended 10/31/17	10.20	0.07	1.92	1.99	(0.09)	–	(0.09)	12.10	19.64	8,476	1.90		2.45		0.63		61
Year ended 10/31/16	10.44	0.04	(0.26)	(0.22)	(0.02)	–	(0.02)	10.20	(2.06)	8,581	2.16		2.36		0.43		37
Year ended 10/31/15	11.08	0.05	(0.17)	(0.12)	(0.02)	(0.50)	(0.52)	10.44	(0.97)	10,067	2.36		2.36		0.44		63
Class R
Six months ended 04/30/20	10.69	0.04	(1.56)	(1.52)	(0.20)	–	(0.20)	8.97	(14.57)	1,134	1.37	(d)	1.91	(d)	0.84	(d)	22
Year ended 10/31/19	10.60	0.17	0.73	0.90	(0.12)	(0.69)	(0.81)	10.69	9.52	1,105	1.37		1.91		1.72		28
Year ended 10/31/18	12.44	0.16	(1.84)	(1.68)	(0.16)	–	(0.16)	10.60	(13.73)	1,414	1.37		1.92		1.29		73
Year ended 10/31/17	10.49	0.12	1.97	2.09	(0.14)	–	(0.14)	12.44	20.21	2,201	1.40		1.95		1.13		61
Year ended 10/31/16	10.74	0.09	(0.26)	(0.17)	(0.08)	–	(0.08)	10.49	(1.54)	2,180	1.66		1.86		0.93		37
Year ended 10/31/15	11.38	0.10	(0.17)	(0.07)	(0.07)	(0.50)	(0.57)	10.74	(0.45)	1,799	1.86		1.86		0.94		63
Class Y
Six months ended 04/30/20	10.87	0.07	(1.58)	(1.51)	(0.26)	–	(0.26)	9.10	(14.33)	3,756	0.87	(d)	1.41	(d)	1.34	(d)	22
Year ended 10/31/19	10.78	0.23	0.73	0.96	(0.18)	(0.69)	(0.87)	10.87	10.09	4,465	0.87		1.41		2.22		28
Year ended 10/31/18	12.65	0.22	(1.87)	(1.65)	(0.22)	–	(0.22)	10.78	(13.33)	5,738	0.87		1.42		1.79		73
Year ended 10/31/17	10.66	0.19	2.00	2.19	(0.20)	–	(0.20)	12.65	20.88	6,226	0.90		1.45		1.63		61
Year ended 10/31/16	10.92	0.15	(0.27)	(0.12)	(0.14)	–	(0.14)	10.66	(1.06)	3,431	1.16		1.36		1.43		37
Year ended 10/31/15	11.56	0.16	(0.17)	(0.01)	(0.13)	(0.50)	(0.63)	10.92	0.05	3,017	1.36		1.36		1.44		63
Investor Class
Six months ended 04/30/20	10.85	0.06	(1.58)	(1.52)	(0.23)	–	(0.23)	9.10	(14.39)	7,020	1.12	(d)	1.66	(d)	1.09	(d)	22
Year ended 10/31/19	10.76	0.20	0.73	0.93	(0.15)	(0.69)	(0.84)	10.85	9.77	8,886	1.12		1.66		1.97		28
Year ended 10/31/18	12.63	0.19	(1.87)	(1.68)	(0.19)	–	(0.19)	10.76	(13.55)	9,037	1.12		1.67		1.54		73
Year ended 10/31/17	10.65	0.16	1.99	2.15	(0.17)	–	(0.17)	12.63	20.50	14,503	1.15		1.70		1.38		61
Year ended 10/31/16	10.90	0.12	(0.26)	(0.14)	(0.11)	–	(0.11)	10.65	(1.24)	10,280	1.41		1.61		1.18		37
Year ended 10/31/15	11.54	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.90	(0.19)	11,707	1.61		1.61		1.19		63
Class R5
Six months ended 04/30/20	10.59	0.07	(1.54)	(1.47)	(0.26)	–	(0.26)	8.86	(14.33)	2,814	0.87	(d)	1.07	(d)	1.34	(d)	22
Year ended 10/31/19	10.53	0.22	0.71	0.93	(0.18)	(0.69)	(0.87)	10.59	10.04	3,282	0.87		1.10		2.22		28
Year ended 10/31/18	12.36	0.22	(1.83)	(1.61)	(0.22)	–	(0.22)	10.53	(13.32)	3,017	0.87		1.15		1.79		73
Year ended 10/31/17	10.44	0.18	1.95	2.13	(0.21)	–	(0.21)	12.36	20.82	3,474	0.90		1.15		1.63		61
Year ended 10/31/16	10.71	0.16	(0.26)	(0.10)	(0.17)	–	(0.17)	10.44	(0.83)	2,832	1.03		1.04		1.56		37
Year ended 10/31/15	11.35	0.19	(0.17)	0.02	(0.16)	(0.50)	(0.66)	10.71	0.37	2,830	1.03		1.03		1.77		63
Class R6
Six months ended 04/30/20	10.59	0.07	(1.54)	(1.47)	(0.26)	–	(0.26)	8.86	(14.33)	15,878	0.87	(d)	1.07	(d)	1.34	(d)	22
Year ended 10/31/19	10.53	0.22	0.71	0.93	(0.18)	(0.69)	(0.87)	10.59	10.04	19,188	0.87		1.10		2.22		28
Year ended 10/31/18	12.35	0.22	(1.82)	(1.60)	(0.22)	–	(0.22)	10.53	(13.25)	11,560	0.87		1.15		1.79		73
Year ended 10/31/17	10.43	0.18	1.96	2.14	(0.22)	–	(0.22)	12.35	20.85	15,702	0.90		1.15		1.63		61
Year ended 10/31/16	10.71	0.16	(0.27)	(0.11)	(0.17)	–	(0.17)	10.43	(0.91)	26,480	1.02		1.03		1.57		37
Year ended 10/31/15	11.35	0.20	(0.17)	0.03	(0.17)	(0.50)	(0.67)	10.71	0.38	50,857	1.02		1.02		1.78		63

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $26,008, $2,657, $1,236, $4,486 , $8,292 , $3,181 and $18,307 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco International Core Equity Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13                     Invesco International Core Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

14                     Invesco International Core Equity Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.750%

Next $500 million	0.650%

From $1 billion	0.550%

From $2 billion	0.450%

From $4 billion	0.400%

From $6 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through February 28, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $61,569 and reimbursed class level expenses of $44,617, $4,557, $2,115, $7,687, $14,225, $63 and $291 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the

15                     Invesco International Core Equity Fund

shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $1,416 in front-end sales commissions from the sale of Class A shares and $0 and $13 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$581,176	$–	$–	$ 581,176
Australia	–	3,938,038	–	3,938,038
Belgium	–	1,131,151	–	1,131,151
Brazil	430,331	–	–	430,331
China	1,550,661	1,296,749	–	2,847,410
Denmark	–	564,023	–	564,023
France	–	7,935,737	–	7,935,737
Germany	–	7,064,727	–	7,064,727
Hong Kong	–	1,676,672	–	1,676,672
India	–	750,312	–	750,312
Ireland	448,034	–	–	448,034
Italy	–	1,895,652	–	1,895,652
Japan	–	9,963,197	–	9,963,197
Luxembourg	–	883,999	–	883,999
Netherlands	–	1,502,304	–	1,502,304
Russia	275,593	–	–	275,593
Singapore	–	715,709	–	715,709
South Korea	–	810,420	–	810,420
Spain	–	1,087,846	–	1,087,846
Switzerland	2,079,867	699,105	–	2,778,972
United Kingdom	2,151,513	2,198,157	–	4,349,670
United States	1,560,185	786,472	–	2,346,657
Money Market Funds	589,114	289,968	–	879,082
Total Investments	$9,666,474	$45,190,238	$–	$54,856,712

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(86,893)

16                     Invesco International Core Equity Fund

Location of Gain (Loss) on Statement of Operations
Currency Risk
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(88,712)
Total	$(175,605)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$2,417,051

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,169.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$–	$3,713,222	$3,713,222

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $13,828,465 and $16,596,693, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,555,747

Aggregate unrealized (depreciation) of investments	(10,488,966)

Net unrealized appreciation (depreciation) of investments	$(6,933,219)

Cost of investments for tax purposes is $61,789,931.

17                     Invesco International Core Equity Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Class A	86,751	$857,725	306,173	$3,076,911

Class C	20,936	204,359	52,968	521,114

Class R	29,934	315,537	18,524	186,914

Class Y	84,101	871,393	173,396	1,805,335

Investor Class	11,933	123,742	16,692	172,492

Class R5	262	2,563	568	5,658

Class R6	-	-	1,176,175	10,713,294

Issued as reinvestment of dividends:
Class A	50,386	553,747	271,803	2,538,646

Class C	3,122	33,715	44,357	406,750

Class R	2,103	23,237	10,994	103,237

Class Y	9,061	101,302	36,283	344,688

Investor Class	16,321	182,631	71,398	678,992

Class R5	7,413	80,731	26,966	249,706

Class R6	42,985	468,107	99,975	925,766

Automatic conversion of Class C shares to Class A shares:
Class A	7,144	69,422	278,763	2,716,128

Class C	(7,287)	(69,422)	(284,411)	(2,716,128)

Reacquired:
Class A	(298,188)	(2,889,141)	(1,450,002)	(14,303,156)

Class C	(24,422)	(225,182)	(130,254)	(1,259,716)

Class R	(9,005)	(84,852)	(59,518)	(607,949)

Class Y	(91,311)	(865,575)	(331,060)	(3,387,733)

Investor Class	(75,571)	(781,597)	(108,998)	(1,119,947)

Class R5	(40)	(435)	(4,181)	(43,662)

Class R6	(63,305)	(623,299)	(561,933)	(5,798,836)

Net increase (decrease) in share activity	(196,677)	$(1,651,292)	(345,322)	$(4,791,496)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 26% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

18                     Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$855.40	$5.17	$1,019.29	$5.62	1.12%
Class C	1,000.00	852.70	8.61	1,015.56	9.37	1.87
Class R	1,000.00	854.30	6.32	1,018.05	6.87	1.37
Class Y	1,000.00	856.70	4.02	1,020.54	4.37	0.87
Investor Class	1,000.00	856.10	5.17	1,019.29	5.62	1.12
Class R5	1,000.00	856.70	4.02	1,020.54	4.37	0.87
Class R6	1,000.00	856.70	4.02	1,020.54	4.37	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                     Invesco International Core Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	I-ICE-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco International Growth Fund
Nasdaq:
A: AIIEX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco International Growth Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.50%
Class C Shares	-11.85
Class R Shares	-11.63
Class Y Shares	-11.39
Class R5 Shares	-11.36
Class R6 Shares	-11.34
MSCI All Country World ex-USA Index▼ (Broad Market Index)	-13.22
Custom Invesco International Growth Index∎ (Style-Specific Index)	-6.10
Lipper International Large-Cap Growth Funds Index♦ (Peer Group Index)	-8.94
Source(s): ▼RIMES Technologies Corp.;∎Invesco, RIMES Technologies Corp.;♦ Lipper Inc.

The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-USA Growth Index thereafter.
The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.

The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-USA Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	6.48%
10 Years	3.78
5 Years	-0.96
1 Year	-13.95

Class C Shares
Inception (8/4/97)	4.15%
10 Years	3.59
5 Years	-0.59
1 Year	-10.42

Class R Shares
Inception (6/3/02)	5.65%
10 Years	4.11
5 Years	-0.09
1 Year	-9.15

Class Y Shares
Inception (10/3/08)	5.30%
10 Years	4.64
5 Years	0.41
1 Year	-8.70

Class R5 Shares
Inception (3/15/02)	6.37%
10 Years	4.74
5 Years	0.50
1 Year	-8.59

Class R6 Shares
10 Years	4.70%
5 Years	0.58
1 Year	-8.57

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco International Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco International Growth Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.44%

Australia–0.60%
CSL Ltd.	115,223	$ 22,839,016

Brazil–1.79%
B3 S.A. - Brasil, Bolsa, Balcao	6,567,102	46,398,069
Banco Bradesco S.A., ADR	6,358,420	22,381,638
		68,779,707

Canada–5.42%
Canadian National Railway Co.	975,987	80,711,135
CGI, Inc., Class A(a)	1,467,483	93,587,030
Suncor Energy, Inc.	1,889,142	33,685,480
		207,983,645

China–10.70%
Alibaba Group Holding Ltd., ADR(a)	506,716	102,696,132
China Mengniu Dairy Co. Ltd.(a)	8,060,000	28,379,717
Kweichow Moutai Co. Ltd., A Shares	151,574	26,821,476
New Oriental Education & Technology Group, Inc., ADR(a)	471,744	60,222,839
Tencent Holdings Ltd.	1,087,200	57,679,334
Wuliangye Yibin Co. Ltd., A Shares	3,114,876	59,968,905
Yum China Holdings, Inc.	1,538,322	74,547,084
		410,315,487

Denmark–2.65%
Carlsberg A/S, Class B	545,541	68,867,764
Novo Nordisk A/S, Class B	513,644	32,798,246
		101,666,010

France–5.87%
Bureau Veritas S.A.	1,421,831	29,543,680
EssilorLuxottica S.A.	437,801	54,109,247
LVMH Moet Hennessy Louis Vuitton SE	65,059	25,164,139
Pernod Ricard S.A.	249,885	38,128,463
Schneider Electric SE	855,153	78,343,508
		225,289,037

Germany–7.94%
Allianz SE	373,911	69,268,368
Beiersdorf AG	341,441	35,839,794
Deutsche Boerse AG	543,966	84,612,872
Knorr-Bremse AG	355,772	33,112,512
SAP SE	683,503	81,519,847
		304,353,393

Hong Kong–1.45%
AIA Group Ltd.	6,090,800	55,441,216

India–0.83%
HDFC Bank Ltd., ADR	734,072	31,822,021

Ireland–1.66%
ICON PLC(a)	397,834	63,840,422

Italy–2.48%
FinecoBank Banca Fineco S.p.A.	7,681,207	85,568,429

	Shares	Value
Italy–(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	1,647,215	$ 9,569,459
		95,137,888

Japan–12.86%
Asahi Group Holdings Ltd.	2,011,200	69,535,987
FANUC Corp.	409,812	67,575,600
Hoya Corp.	924,700	84,505,753
Kao Corp.	714,900	55,143,560
Keyence Corp.	127,600	45,842,113
Koito Manufacturing Co. Ltd.	889,800	33,691,005
Komatsu Ltd.	2,592,600	49,426,632
Nidec Corp.	576,000	33,455,918
SMC Corp.	117,700	53,814,555
		492,991,123

Macau–1.91%
Galaxy Entertainment Group Ltd.	11,537,090	73,262,740

Mexico–2.26%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	565,570	36,383,118
Wal-Mart de Mexico S.A.B. de C.V., Series V	20,895,700	50,260,310
		86,643,428

Netherlands–5.57%
ASML Holding N.V.	109,913	32,649,518
EXOR N.V.	407,873	22,357,674
ING Groep N.V.	4,985,793	27,409,574
Prosus N.V.(a)	648,789	49,246,890
Wolters Kluwer N.V.	1,111,898	81,866,506
		213,530,162

Singapore–1.38%
United Overseas Bank Ltd.	3,710,166	53,005,421

South Korea–2.73%
NAVER Corp.	277,685	45,208,470
Samsung Electronics Co. Ltd.	1,440,697	59,366,956
		104,575,426

Spain–0.84%
Amadeus IT Group S.A.	670,275	32,297,565

Sweden–2.36%
Investor AB, Class B	1,800,573	90,437,645

Switzerland–8.67%
Alcon, Inc.(a)	856,486	45,250,136
Kuehne + Nagel International AG	437,919	62,698,166
Logitech International S.A.	542,806	26,182,719
Nestle S.A.	648,879	68,545,027
Novartis AG	944,958	80,610,653
Roche Holding AG	141,705	49,289,044
		332,575,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco International Growth Fund

	Shares	Value
Taiwan–2.32%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,841,887	$ 88,856,258

United Kingdom–4.80%
British American Tobacco PLC	1,449,180	56,278,417
Linde PLC	208,719	38,402,209
RELX PLC	3,946,583	89,381,859
		184,062,485

United States–7.35%
Amcor PLC, CDI	4,994,377	45,331,813
Booking Holdings, Inc.(a)	36,128	53,490,033
Broadcom, Inc.	332,276	90,252,807
Philip Morris International, Inc.	1,242,304	92,675,879
		281,750,532
Total Common Stocks & Other Equity Interests (Cost $2,666,443,379)		3,621,456,372

	Shares	Value
Money Market Funds–4.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(b)(c)	59,195,559	$ 59,195,559
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(b)(c)	43,323,075	43,349,069
Invesco Treasury Portfolio, Institutional Class, 0.10%(b)(c)	67,652,067	67,652,067
Total Money Market Funds (Cost $170,167,380)		170,196,695
TOTAL INVESTMENTS IN SECURITIES–98.88% (Cost $2,836,610,759)		3,791,653,067
OTHER ASSETS LESS LIABILITIES–1.12%		43,110,737
NET ASSETS–100.00%		$3,834,763,804

Investment Abbreviations:

ADR  - American Depositary Receipt

CDI   - CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,006,209	$309,952,562	$(278,763,212)	$-	$-	$59,195,559	$298,850
Invesco Liquid Assets Portfolio, Institutional Class	20,021,672	222,636,061	(199,324,186)	20,911	(5,389)	43,349,069	268,389
Invesco Treasury Portfolio, Institutional Class	32,007,096	354,231,499	(318,586,528)	-	-	67,652,067	330,336
Total	$80,034,977	$886,820,122	$(796,673,926)	$20,911	$(5,389)	$170,196,695	$897,575

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Consumer Staples	17.91%
Industrials	17.21
Financials	15.60
Information Technology	14.36
Consumer Discretionary	13.73
Health Care	9.89
Communication Services	2.68
Materials	2.18
Other Sectors, Each Less than 2% of Net Assets	0.88
Money Market Funds Plus Other Assets Less Liabilities	5.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,666,443,379)	$3,621,456,372
Investments in affiliated money market funds, at value (Cost $170,167,380)	170,196,695
Cash	13,265
Foreign currencies, at value (Cost $2,018,519)	2,036,011
Receivable for:
Investments sold	33,887,939
Fund shares sold	1,346,448
Dividends	18,102,893
Investment for trustee deferred compensation and retirement plans	721,797
Other assets	106,936
Total assets	3,847,868,356

Liabilities:
Payable for:
Fund shares reacquired	10,198,007
Accrued fees to affiliates	1,417,185
Accrued other operating expenses	672,764
Trustee deferred compensation and retirement plans	816,596
Total liabilities	13,104,552
Net assets applicable to shares outstanding	$3,834,763,804

Net assets consist of:
Shares of beneficial interest	$2,841,431,857
Distributable earnings	993,331,947
$3,834,763,804

Net Assets:
Class A	$1,205,088,140
Class C	$ 41,551,420
Class R	$ 47,065,708
Class Y	$ 757,975,959
Class R5	$ 487,900,228
Class R6	$1,295,182,349

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,299,263
Class C	1,690,019
Class R	1,754,641
Class Y	27,794,012
Class R5	17,588,491
Class R6	46,780,510
Class A:
Net asset value per share	$ 27.20
Maximum offering price per share (Net asset value of $27.20 ÷ 94.50%)	$ 28.78
Class C:
Net asset value and offering price per share	$ 24.59
Class R:
Net asset value and offering price per share	$ 26.82
Class Y:
Net asset value and offering price per share	$ 27.27
Class R5:
Net asset value and offering price per share	$ 27.74
Class R6:
Net asset value and offering price per share	$ 27.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,064,250)	$38,196,426

Dividends from affiliated money market funds	897,575

Total investment income	39,094,001

Expenses:
Advisory fees	19,405,802

Administrative services fees	360,479

Custodian fees	293,011

Distribution fees:
Class A	1,763,059

Class C	249,502

Class R	136,604

Transfer agent fees – A, C, R and Y	2,263,754

Transfer agent fees – R5	271,492

Transfer agent fees – R6	30,741

Trustees’ and officers’ fees and benefits	33,848

Registration and filing fees	80,960

Reports to shareholders	232,600

Professional services fees	61,545

Other	(180,066)

Total expenses	25,003,331

Less: Fees waived and/or expense offset arrangement(s)	(88,961)

Net expenses	24,914,370

Net investment income	14,179,631

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	135,872,428

Foreign currencies	(1,507,265)

134,365,163

Change in net unrealized appreciation (depreciation) of:
Investment securities	(679,220,705)

Foreign currencies	161,123

(679,059,582)

Net realized and unrealized gain (loss)	(544,694,419)

Net increase (decrease) in net assets resulting from operations	$(530,514,788)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income	$14,179,631	$82,469,454

Net realized gain	134,365,163	397,801,741

Change in net unrealized appreciation (depreciation)	(679,059,582)	429,556,831

Net increase (decrease) in net assets resulting from operations	(530,514,788)	909,828,026

Distributions to shareholders from distributable earnings:
Class A	(154,710,182)	(134,174,325)

Class C	(5,609,245)	(8,736,060)

Class R	(5,980,324)	(5,519,651)

Class Y	(111,599,569)	(137,588,829)

Class R5	(62,024,149)	(92,022,495)

Class R6	(160,535,126)	(152,009,506)

Total distributions from distributable earnings	(500,458,595)	(530,050,866)

Share transactions–net:
Class A	(5,763,554)	(239,943,699)

Class C	(2,552,199)	(51,239,152)

Class R	(2,862,607)	(9,430,841)

Class Y	(118,617,886)	(616,287,806)

Class R5	(122,039,512)	(451,501,058)

Class R6	114,664,793	(399,726,297)

Net increase (decrease) in net assets resulting from share transactions	(137,170,965)	(1,768,128,853)

Net increase (decrease) in net assets	(1,168,144,348)	(1,388,351,693)

Net assets:
Beginning of period	5,002,908,152	6,391,259,845

End of period	$3,834,763,804	$5,002,908,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period (b)	Total return	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$34.10	$0.06	$(3.47)	$(3.41)	$(0.65)	$(2.84)	$(3.49)	$27.20	(11.50)%	$1,205,088	1.33	%(d)	1.33	%(d)	0.40	%(d)	21%
Year ended 10/31/19	31.92	0.38	4.55	4.93	(0.29)	(2.46)	(2.75)	34.10	17.23	1,534,830	1.33		1.33		1.20		22
Year ended 10/31/18	36.61	0.42	(4.18)	(3.76)	(0.60)	(0.33)	(0.93)	31.92	(10.55)	1,665,413	1.30		1.31		1.20		26
Year ended 10/31/17	30.83	0.30	5.85	6.15	(0.37)	–	(0.37)	36.61	20.19	2,396,149	1.31		1.32		0.89		25
Year ended 10/31/16	31.91	0.36	(1.06)	(0.70)	(0.38)	–	(0.38)	30.83	(2.16)	2,332,125	1.31		1.32		1.15		12
Year ended 10/31/15	34.24	0.37	(1.13)	(0.76)	(0.46)	(1.11)	(1.57)	31.91	(2.19)	2,725,649	1.30		1.31		1.11		20
Class C
Six months ended 04/30/20	31.01	(0.05)	(3.13)	(3.18)	(0.40)	(2.84)	(3.24)	24.59	(11.81)	41,551	2.08	(d)	2.08	(d)	(0.35	)(d)	21
Year ended 10/31/19	29.20	0.13	4.16	4.29	(0.02)	(2.46)	(2.48)	31.01	16.37	55,768	2.08		2.08		0.45		22
Year ended 10/31/18	33.55	0.14	(3.83)	(3.69)	(0.33)	(0.33)	(0.66)	29.20	(11.22)	105,735	2.05		2.06		0.45		26
Year ended 10/31/17	28.25	0.04	5.38	5.42	(0.12)	–	(0.12)	33.55	19.28	144,710	2.06		2.07		0.14		25
Year ended 10/31/16	29.25	0.11	(0.95)	(0.84)	(0.16)	–	(0.16)	28.25	(2.88)	160,642	2.06		2.07		0.40		12
Year ended 10/31/15	31.55	0.11	(1.04)	(0.93)	(0.26)	(1.11)	(1.37)	29.25	(2.93)	198,692	2.05		2.06		0.36		20
Class R
Six months ended 04/30/20	33.64	0.02	(3.43)	(3.41)	(0.57)	(2.84)	(3.41)	26.82	(11.63)	47,066	1.58	(d)	1.58	(d)	0.15	(d)	21
Year ended 10/31/19	31.49	0.30	4.51	4.81	(0.20)	(2.46)	(2.66)	33.64	16.99	62,045	1.58		1.58		0.95		22
Year ended 10/31/18	36.13	0.33	(4.13)	(3.80)	(0.51)	(0.33)	(0.84)	31.49	(10.78)	66,981	1.55		1.56		0.95		26
Year ended 10/31/17	30.41	0.21	5.80	6.01	(0.29)	–	(0.29)	36.13	19.94	99,556	1.56		1.57		0.64		25
Year ended 10/31/16	31.49	0.28	(1.05)	(0.77)	(0.31)	–	(0.31)	30.41	(2.44)	100,493	1.56		1.57		0.90		12
Year ended 10/31/15	33.83	0.28	(1.11)	(0.83)	(0.40)	(1.11)	(1.51)	31.49	(2.45)	116,738	1.55		1.56		0.86		20
Class Y
Six months ended 04/30/20	34.21	0.10	(3.48)	(3.38)	(0.72)	(2.84)	(3.56)	27.27	(11.39)	757,976	1.08	(d)	1.08	(d)	0.65	(d)	21
Year ended 10/31/19	32.05	0.46	4.55	5.01	(0.39)	(2.46)	(2.85)	34.21	17.51	1,091,697	1.08		1.08		1.45		22
Year ended 10/31/18	36.75	0.51	(4.19)	(3.68)	(0.69)	(0.33)	(1.02)	32.05	(10.31)	1,635,426	1.05		1.06		1.45		26
Year ended 10/31/17	30.96	0.38	5.87	6.25	(0.46)	–	(0.46)	36.75	20.47	2,427,028	1.06		1.07		1.14		25
Year ended 10/31/16	32.04	0.44	(1.05)	(0.61)	(0.47)	–	(0.47)	30.96	(1.89)	3,393,370	1.06		1.07		1.40		12
Year ended 10/31/15	34.37	0.45	(1.14)	(0.69)	(0.53)	(1.11)	(1.64)	32.04	(1.96)	3,449,499	1.05		1.06		1.36		20
Class R5
Six months ended 04/30/20	34.76	0.12	(3.55)	(3.43)	(0.75)	(2.84)	(3.59)	27.74	(11.36)	487,900	0.99	(d)	0.99	(d)	0.74	(d)	21
Year ended 10/31/19	32.48	0.50	4.63	5.13	(0.39)	(2.46)	(2.85)	34.76	17.66	735,592	0.98		0.98		1.55		22
Year ended 10/31/18	37.24	0.55	(4.25)	(3.70)	(0.73)	(0.33)	(1.06)	32.48	(10.25)	1,124,979	0.97		0.98		1.53		26
Year ended 10/31/17	31.37	0.41	5.95	6.36	(0.49)	–	(0.49)	37.24	20.57	1,543,192	0.98		0.99		1.22		25
Year ended 10/31/16	32.47	0.47	(1.08)	(0.61)	(0.49)	–	(0.49)	31.37	(1.85)	1,471,592	0.97		0.98		1.49		12
Year ended 10/31/15	34.80	0.48	(1.15)	(0.67)	(0.55)	(1.11)	(1.66)	32.47	(1.86)	1,721,004	0.97		0.98		1.44		20
Class R6
Six months ended 04/30/20	34.71	0.13	(3.53)	(3.40)	(0.78)	(2.84)	(3.62)	27.69	(11.30)	1,295,182	0.90	(d)	0.90	(d)	0.83	(d)	21
Year ended 10/31/19	32.49	0.53	4.61	5.14	(0.46)	(2.46)	(2.92)	34.71	17.74	1,522,977	0.90		0.90		1.63		22
Year ended 10/31/18	37.25	0.58	(4.25)	(3.67)	(0.76)	(0.33)	(1.09)	32.49	(10.15)	1,792,725	0.89		0.90		1.61		26
Year ended 10/31/17	31.38	0.45	5.94	6.39	(0.52)	–	(0.52)	37.25	20.68	2,427,136	0.89		0.90		1.31		25
Year ended 10/31/16	32.48	0.50	(1.08)	(0.58)	(0.52)	–	(0.52)	31.38	(1.76)	764,437	0.88		0.89		1.58		12
Year ended 10/31/15	34.80	0.51	(1.14)	(0.63)	(0.58)	(1.11)	(1.69)	32.48	(1.77)	769,302	0.89		0.90		1.52		20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,417,767, $50,157, $54,953, $959,922, $581,245 and $1,482,346 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco International Growth Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco International Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                     Invesco International Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.86%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $80,355.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $77,877 in front-end sales commissions from the sale of Class A shares and $5,389 and $556 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

14                     Invesco International Growth Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$22,839,016	$–	$ 22,839,016
Brazil	68,779,707	–	–	68,779,707
Canada	207,983,645	–	–	207,983,645
China	237,466,055	172,849,432	–	410,315,487
Denmark	–	101,666,010	–	101,666,010
France	–	225,289,037	–	225,289,037
Germany	–	304,353,393	–	304,353,393
Hong Kong	–	55,441,216	–	55,441,216
India	31,822,021	–	–	31,822,021
Ireland	63,840,422	–	–	63,840,422
Italy	–	95,137,888	–	95,137,888
Japan	–	492,991,123	–	492,991,123
Macau	–	73,262,740	–	73,262,740
Mexico	86,643,428	–	–	86,643,428
Netherlands	–	213,530,162	–	213,530,162
Singapore	–	53,005,421	–	53,005,421
South Korea	–	104,575,426	–	104,575,426
Spain	–	32,297,565	–	32,297,565
Sweden	–	90,437,645	–	90,437,645
Switzerland	–	332,575,745	–	332,575,745
Taiwan	–	88,856,258	–	88,856,258
United Kingdom	38,402,209	145,660,276	–	184,062,485
United States	236,418,719	45,331,813	–	281,750,532
Money Market Funds	170,196,695	–	–	170,196,695
Total Investments	$1,141,552,901	$2,650,100,166	$–	$3,791,653,067

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,606.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

15                     Invesco International Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $914,004,240 and $1,584,174,575, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,004,051,533

Aggregate unrealized (depreciation) of investments	(158,512,180)

Net unrealized appreciation of investments	$845,539,353

Cost of investments for tax purposes is $2,946,113,714.

NOTE 9–Share Information

		Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	2,000,942	$59,948,053	4,300,951	$135,409,256

Class C	93,182	2,547,635	200,758	5,784,086

Class R	153,227	4,459,445	398,443	12,482,384

Class Y	3,301,390	98,284,397	7,320,451	225,503,606

Class R5	1,431,573	44,542,597	4,794,150	154,476,861

Class R6	10,348,253	329,438,884	6,800,896	219,346,459

Issued as reinvestment of dividends:
Class A	4,316,223	137,514,856	4,234,112	119,655,985

Class C	175,747	5,073,827	306,892	7,939,305

Class R	189,998	5,973,527	197,548	5,517,505

Class Y	2,263,480	72,227,660	2,506,936	70,921,218

Class R5	1,844,768	59,844,271	2,665,867	76,537,027

Class R6	4,460,324	144,380,668	5,243,518	150,226,781

Automatic conversion of Class C shares to Class A shares:
Class A	76,962	2,377,783	1,379,952	41,674,000

Class C	(84,930)	(2,377,783)	(1,509,572)	(41,674,000)

Reacquired:
Class A	(7,099,245)	(205,604,246)	(17,080,338)	(536,682,940)

Class C	(292,361)	(7,795,878)	(820,235)	(23,288,543)

Class R	(433,210)	(13,295,579)	(878,118)	(27,430,730)

Class Y	(9,680,627)	(289,129,943)	(28,951,577)	(912,712,630)

Class R5	(6,851,990)	(226,426,380)	(20,930,076)	(682,514,946)

Class R6	(11,907,017)	(359,154,759)	(23,344,829)	(769,299,537)

Net increase (decrease) in share activity	(5,693,311)	$(137,170,965)	(53,164,271)	$(1,768,128,853)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                     Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$885.00	$6.23	$1,018.25	$6.67	1.33%
Class C	1,000.00	881.50	9.73	1,014.52	10.42	2.08
Class R	1,000.00	883.70	7.40	1,017.01	7.92	1.58
Class Y	1,000.00	886.10	5.06	1,019.49	5.42	1.08
Class R5	1,000.00	886.40	4.64	1,019.94	4.97	0.99
Class R6	1,000.00	886.60	4.22	1,020.39	4.52	0.90

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco International Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco International Select Equity Fund
Nasdaq:
A: IZIAX ∎ C: IZICX ∎ R: IZIRX ∎ Y: IZIYX ∎ R5: IZIFX ∎ R6: IZISX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

Bruce Crockett

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Andrew Schlossberg

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco International Select Equity Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.12%
Class C Shares	-6.45
Class R Shares	-6.28
Class Y Shares	-5.99
Class R5 Shares	-5.99
Class R6 Shares	-6.08
MSCI All Country World ex-USA Index▼ (Broad Market Index)	-13.22
MSCI All Country World ex-U.S. Growth Index▼ (Style-Specific Index)	-6.10
Lipper International Multi-Cap Growth Funds Index∎ (Peer Group Index)	-10.68

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multicap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco International Select Equity Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	5.11%
1 Year	-10.11

Class C Shares
Inception (12/21/15)	5.68%
1 Year	-6.55

Class R Shares
Inception (12/21/15)	6.18%
1 Year	-5.20

Class Y Shares
Inception (12/21/15)	6.73%
1 Year	-4.58

Class R5 Shares
Inception (12/21/15)	6.73%
1 Year	-4.67

Class R6 Shares
Inception (12/21/15)	6.71%
1 Year	-4.76

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco International Select Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco International Select Equity Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.16%
Australia–5.74%
Corporate Travel Management Ltd.	736,772	$5,969,902

Belgium–2.75%
Anheuser-Busch InBev S.A./N.V.	61,696	2,863,758

Canada–2.65%
Ritchie Bros. Auctioneers, Inc.	63,913	2,754,011

China–22.24%
Alibaba Group Holding Ltd., ADR(a)	33,076	6,703,513
Focus Media Information Technology Co. Ltd., A Shares	8,202,747	5,606,449
Gree Electric Appliances, Inc. of Zhuhai, A Shares	683,555	5,308,817
Kweichow Moutai Co. Ltd., A Shares	21,771	3,852,444
Virscend Education Co. Ltd.(b)	7,933,000	1,668,767
		23,139,990

Denmark–1.67%
DSV Panalpina A/S	16,838	1,740,675

Finland–1.38%
Asiakastieto Group OYJ(a)(b)	40,804	1,435,728

France–4.81%
Bureau Veritas S.A.	124,800	2,593,171
Edenred	59,869	2,414,609
		5,007,780

Germany–5.46%
Scout24 AG(b)	86,713	5,679,799

Hong Kong–2.73%
AIA Group Ltd.	311,600	2,836,324

Japan–13.63%
FANUC Corp.	18,600	3,067,031
Kao Corp.	18,100	1,396,137
MISUMI Group, Inc.	88,100	2,109,566
SMC Corp.	4,400	2,011,759
SoftBank Group Corp.	63,200	2,703,077
Sony Corp.	45,000	2,886,984
		14,174,554

	Shares	Value
Luxembourg–5.96%
Eurofins Scientific SE	11,194	$6,200,516

Netherlands–6.51%
Just Eat Takeaway.com N.V.(a)(b)	2,560	260,650
Prosus N.V.(a)	85,770	6,510,446
		6,771,096

Poland–2.45%
Benefit Systems S.A.(a)	13,368	2,552,687

South Korea–3.80%
Samsung Electronics Co. Ltd., Preference Shares	113,570	3,955,268

Spain–2.84%
Amadeus IT Group S.A.	61,201	2,949,003

United Kingdom–12.54%
Auto Trader Group PLC(b)	307,592	1,778,708
Clarkson PLC	35,231	1,106,880
Domino’s Pizza Group PLC	221,701	961,469
Howden Joinery Group PLC	637,074	4,218,453
Liberty Global PLC, Class A(a)	256,490	4,981,036
		13,046,546
Total Common Stocks & Other Equity Interests (Cost $94,463,464)		101,077,637

Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d)	876,662	876,662
Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)(d)	313,307	313,495
Invesco Treasury Portfolio, Institutional Class, 0.10%(c)(d)	1,001,899	1,001,899
Total Money Market Funds (Cost $2,191,816)		2,192,056
TOTAL INVESTMENTS IN SECURITIES–99.26% (Cost $96,655,280)		103,269,693
OTHER ASSETS LESS LIABILITIES–0.74%		765,137
NET ASSETS–100.00%		$104,034,830

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco International Select Equity Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $10,823,652, which represented 10.40% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,428,698	$ 7,232,701	$ (7,784,737)	$ -	$ -	$ 876,662	$ 6,984
Invesco Liquid Assets Portfolio, Institutional Class	1,021,215	5,210,817	(5,919,135)	148	450	313,495	6,051
Invesco Treasury Portfolio, Institutional Class	1,632,797	8,265,944	(8,896,842)	-	-	1,001,899	7,748
Total	$4,082,710	$20,709,462	$(22,600,714)	$148	$450	$2,192,056	$20,783

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Consumer Discretionary	29.10%
Industrials	22.67
Communication Services	19.94
Information Technology	8.96
Consumer Staples	7.80
Health Care	5.96
Financials	2.73
Money Market Funds Plus Other Assets Less Liabilities	2.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco International Select Equity Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $94,463,464)	$101,077,637
Investments in affiliated money market funds, at value (Cost $2,191,816)	2,192,056
Foreign currencies, at value (Cost $301,454)	300,831
Receivable for: Investments sold	481,481
Fund shares sold	30,715
Fund expenses absorbed	8,071
Dividends	176,608
Investment for trustee deferred compensation and retirement plans	11,309
Other assets	51,544
Total assets	104,330,252

Liabilities:
Payable for:
Fund shares reacquired	241,055
Accrued other operating expenses	43,058
Trustee deferred compensation and retirement plans	11,309
Total liabilities	295,422
Net assets applicable to shares outstanding	$104,034,830

Net assets consist of:
Shares of beneficial interest	$101,723,377
Distributable earnings	2,311,453
$104,034,830

Net Assets:
Class A	$5,897,773
Class C	$675,786
Class R	$243,476
Class Y	$2,584,889
Class R5	$10,598
Class R6	$94,622,308

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	557,709
Class C	64,871
Class R	23,156
Class Y	244,160
Class R5	1,001
Class R6	8,939,873
Class A:
Net asset value per share	$10.58
Maximum offering price per share (Net asset value of $10.58 ÷ 94.50%)	$11.20
Class C:
Net asset value and offering price per share	$10.42
Class R:
Net asset value and offering price per share	$10.51
Class Y:
Net asset value and offering price per share	$10.59
Class R5:
Net asset value and offering price per share	$10.59
Class R6:
Net asset value and offering price per share	$10.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco International Select Equity Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $44,431)	$303,198

Dividends from affiliated money market funds	20,783

Total investment income	323,981

Expenses:
Advisory fees	532,697

Administrative services fees	8,509

Custodian fees	6,342

Distribution fees:
Class A	7,669

Class C	3,830

Class R	586

Transfer agent fees – A, C, R and Y	11,150

Transfer agent fees – R6	435

Trustees’ and officers’ fees and benefits	7,294

Registration and filing fees	32,668

Reports to shareholders	3,632

Professional services fees	22,976

Other	3,002

Total expenses	640,790

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(135,109)

Net expenses	505,681

Net investment income (loss)	(181,700)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(61,867)

Foreign currencies	(29,197)

(91,064)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,729,036)

Foreign currencies	(3,574)

(6,732,610)

Net realized and unrealized gain (loss)	(6,823,674)

Net increase (decrease) in net assets resulting from operations	$(7,005,374)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco International Select Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income (loss)	$(181,700)	$2,628,850

Net realized gain (loss)	(91,064)	(3,796,953)

Change in net unrealized appreciation (depreciation)	(6,732,610)	19,494,424

Net increase (decrease) in net assets resulting from operations	(7,005,374)	18,326,321

Distributions to shareholders from distributable earnings:
Class A	(119,835)	(261,379)

Class C	(10,848)	(61,039)

Class R	(4,091)	(5,692)

Class Y	(72,461)	(233,862)

Class R5	(257)	(710)

Class R6	(2,419,527)	(6,889,723)

Total distributions from distributable earnings	(2,627,019)	(7,452,405)

Share transactions–net:
Class A	710,088	1,004,435

Class C	(67,014)	(444,675)

Class R	35,938	125,063

Class Y	(462,292)	(5,416,992)

Class R6	(8,001,379)	(2,081,185)

Net increase (decrease) in net assets resulting from share transactions	(7,784,659)	(6,813,354)

Net increase (decrease) in net assets	(17,417,052)	4,060,562

Net assets:
Beginning of period	121,451,882	117,391,320

End of period	$104,034,830	$121,451,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco International Select Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$11.49	$(0.03)	$(0.64)	$(0.67)	$(0.24)	$–	$(0.24)	$10.58	(6.12)%	$5,898	1.12	%(d)	1.55	%(d)	(0.55	)%(d)	19%
Year ended 10/31/19	10.52	0.22 (e)	1.42	1.64	(0.07)	(0.60)	(0.67)	11.49	16.99	5,852	1.11		1.60		2.06	(e)	35
Year ended 10/31/18	13.01	0.09	(1.51)	(1.42)	(0.10)	(0.97)	(1.07)	10.52	(11.93)	4,333	1.11		1.62		0.72		46
Year ended 10/31/17	10.98	0.08	2.41	2.49	(0.10)	(0.36)	(0.46)	13.01	23.77	5,436	1.14		1.70		0.71		43
Year ended 10/31/16(f)	10.00	0.07	0.91	0.98	–	–	–	10.98	9.80	3,378	1.32	(g)	1.90	(g)	0.81	(g)	35
Class C
Six months ended 04/30/20	11.28	(0.07)	(0.64)	(0.71)	(0.15)	–	(0.15)	10.42	(6.45)	676	1.87	(d)	2.30	(d)	(1.30	)(d)	19
Year ended 10/31/19	10.35	0.14 (e)	1.39	1.53	–	(0.60)	(0.60)	11.28	16.03	811	1.86		2.35		1.31	(e)	35
Year ended 10/31/18	12.86	(0.00)	(1.48)	(1.48)	(0.06)	(0.97)	(1.03)	10.35	(12.55)	1,192	1.86		2.37		(0.03)		46
Year ended 10/31/17	10.91	(0.00)	2.38	2.38	(0.07)	(0.36)	(0.43)	12.86	22.88	2,167	1.89		2.45		(0.04)		43
Year ended 10/31/16(f)	10.00	0.01	0.90	0.91	–	–	–	10.91	9.10	50	2.07	(g)	2.65	(g)	0.06	(g)	35
Class R
Six months ended 04/30/20	11.41	(0.04)	(0.65)	(0.69)	(0.21)	–	(0.21)	10.51	(6.28)	243	1.37	(d)	1.80	(d)	(0.80	)(d)	19
Year ended 10/31/19	10.46	0.19 (e)	1.40	1.59	(0.04)	(0.60)	(0.64)	11.41	16.60	227	1.36		1.85		1.81	(e)	35
Year ended 10/31/18	12.95	0.06	(1.49)	(1.43)	(0.09)	(0.97)	(1.06)	10.46	(12.09)	89	1.36		1.87		0.47		46
Year ended 10/31/17	10.95	0.05	2.40	2.45	(0.09)	(0.36)	(0.45)	12.95	23.44	61	1.39		1.95		0.46		43
Year ended 10/31/16(f)	10.00	0.05	0.90	0.95	–	–	–	10.95	9.50	15	1.57	(g)	2.15	(g)	0.56	(g)	35
Class Y
Six months ended 04/30/20	11.51	(0.02)	(0.64)	(0.66)	(0.26)	—	(0.26)	10.59	(5.99)	2,585	0.87	(d)	1.30	(d)	(0.30	)(d)	19
Year ended 10/31/19	10.56	0.25 (e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	3,299	0.86		1.35		2.31	(e)	35
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	8,594	0.86		1.37		0.97		46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	7,499	0.89		1.45		0.96		43
Year ended 10/31/16(f)	10.00	0.10	0.90	1.00	–	–	–	11.00	10.00	2,810	1.07	(g)	1.65	(g)	1.06	(g)	35
Class R5
Six months ended 04/30/20	11.51	(0.02)	(0.64)	(0.66)	(0.26)	–	(0.26)	10.59	(5.99)	11	0.87	(d)	1.08	(d)	(0.30	)(d)	19
Year ended 10/31/19	10.56	0.25 (e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.23	12	0.86		1.14		2.31	(e)	35
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	11	0.86		1.19		0.97		46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	13	0.89		1.30		0.96		43
Year ended 10/31/16(f)	10.00	0.10	0.90	1.00	–	–	–	11.00	10.00	11	1.07	(g)	1.61	(g)	1.06	(g)	35
Class R6
Six months ended 04/30/20	11.51	(0.02)	(0.65)	(0.67)	(0.26)	–	(0.26)	10.58	(6.08)	94,622	0.87	(d)	1.08	(d)	(0.30	)(d)	19
Year ended 10/31/19	10.56	0.25 (e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	111,252	0.86		1.14		2.31	(e)	35
Year ended 10/31/18	13.03	0.12	(1.50)	(1.38)	(0.12)	(0.97)	(1.09)	10.56	(11.61)	103,172	0.86		1.19		0.97		46
Year ended 10/31/17	11.00	0.11	2.39	2.50	(0.11)	(0.36)	(0.47)	13.03	23.94	91,527	0.89		1.30		0.96		43
Year ended 10/31/16(f)	10.00	0.10	0.90	1.00	–	–	–	11.00	10.00	52,208	1.07	(g)	1.61	(g)	1.06	(g)	35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $6,169, $770, $236, $3,132, $11 and $104,254 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during year ended October 31, 2019.Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.57%, $(0.02) and (0.18)%, $0.03 and 0.32%, $0.09 and 0.82%, $0.09 and 0.82%, and $0.09 and 0.82% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of December 21, 2015.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco International Select Equity Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Select Equity Fund, formerly Invesco International Companies Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco International Select Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                     Invesco International Select Equity Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $123,790 and reimbursed class level expenses of $6,674, $833, $255, $3,388, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $1,257 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14                     Invesco International Select Equity Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$5,969,902	$–	$5,969,902
Belgium	–	2,863,758	–	2,863,758
Canada	2,754,011	–	–	2,754,011
China	6,703,513	16,436,477	–	23,139,990
Denmark	–	1,740,675	–	1,740,675
Finland	–	1,435,728	–	1,435,728
France	–	5,007,780	–	5,007,780
Germany	–	5,679,799	–	5,679,799
Hong Kong	–	2,836,324	–	2,836,324
Japan	–	14,174,554	–	14,174,554
Luxembourg	–	6,200,516	–	6,200,516
Netherlands	–	6,771,096	–	6,771,096
Poland	–	2,552,687	–	2,552,687
South Korea	–	3,955,268	–	3,955,268
Spain	–	2,949,003	–	2,949,003
United Kingdom	4,981,036	8,065,510	–	13,046,546
Money Market Funds	2,192,056	–	–	2,192,056
Total Investments	$16,630,616	$86,639,077	$–	$103,269,693

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $169.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$–	$3,554,957	$3,554,957

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                     Invesco International Select Equity Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $20,680,390 and $29,771,834, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$17,181,888

Aggregate unrealized (depreciation) of investments	(11,001,736)

Net unrealized appreciation of investments	$6,180,152

Cost of investments for tax purposes is $97,089,541.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Year ended October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	248,817	$2,783,958	235,291	$2,507,996

Class C	13,854	150,459	27,714	290,309

Class R	3,677	40,137	12,556	136,256

Class Y	88,720	868,132	110,292	1,193,984

Class R6	125,212	1,286,617	1,123,421	12,123,681

Issued as reinvestment of dividends:
Class A	9,178	108,579	25,834	242,582

Class C	925	10,796	6,448	59,834

Class R	330	3,885	540	5,047

Class Y	5,899	69,729	24,317	228,088

Class R6	204,676	2,419,270	734,436	6,889,012

Automatic conversion of Class C shares to Class A shares:
Class A	152	1,730	25,736	265,668

Class C	(154)	(1,730)	(26,056)	(265,668)

Reacquired:
Class A	(209,770)	(2,184,179)	(189,236)	(2,011,811)

Class C	(21,592)	(226,539)	(51,465)	(529,150)

Class R	(702)	(8,084)	(1,773)	(16,240)

Class Y	(137,139)	(1,400,153)	(661,489)	(6,839,064)

Class R6	(1,057,436)	(11,707,266)	(1,960,679)	(21,093,878)

Net increase (decrease) in share activity	(725,353)	$(7,784,659)	(564,113)	$(6,813,354)

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Subsequent Event

On June 3, 2020, the Board of Trustees of the Trust, approved a change in the Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction (the “Proposal”). The Proposal requires approval by the shareholders of the Fund and will be submitted to shareholders at a special meeting to be held on September 22, 2020.

16                     Invesco International Select Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$938.80	$5.40	$1,019.29	$5.62	1.12%
Class C	1,000.00	935.50	9.00	1,015.56	9.37	1.87
Class R	1,000.00	937.20	6.60	1,018.05	6.87	1.37
Class Y	1,000.00	940.10	4.20	1,020.54	4.37	0.87
Class R5	1,000.00	940.10	4.20	1,020.54	4.37	0.87
Class R6	1,000.00	939.20	4.19	1,020.54	4.37	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco International Select Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎  Fund reports and prospectuses

∎  Quarterly statements

∎  Daily confirmations

∎  Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	ICO-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ∎ C: IZSCX ∎ R: IZSRX ∎ Y: IZSYX ∎ R5: IZSIX ∎ R6: IZFSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Select Opportunities Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-17.22%
Class C Shares	-17.52
Class R Shares	-17.39
Class Y Shares	-17.16
Class R5 Shares	-17.14
Class R6 Shares	-17.15
MSCI World Index▼ (Broad Market Index)	-7.29
MSCI All Country World Small Cap Index▼ (Style-Specific Index)	-15.48
Lipper Global Small/Mid-Cap Funds Classification Average∎ (Peer Group)	-10.00
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Small Cap Index is an unmanaged index considered representative of small-cap stocks across developed and emerging market countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Select Opportunities Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	2.69%
5 Years	-4.06
1 Year	-25.02

Class C Shares
Inception (8/3/12)	2.69%
5 Years	-3.68
1 Year	-21.99

Class R Shares
Inception (8/3/12)	3.19%
5 Years	-3.21
1 Year	-20.87

Class Y Shares
Inception (8/3/12)	3.70%
5 Years	-2.72
1 Year	-20.50

Class R5 Shares
Inception (8/3/12)	3.71%
5 Years	-2.72
1 Year	-20.42

Class R6 Shares
Inception	3.70%
5 Years	-2.72
1 Year	-20.44

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements.

Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Select Opportunities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Select Opportunities Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.33%
Australia-4.54%
Corporate Travel Management Ltd.	198,594	$1,609,164

Canada-4.84%
Colliers International Group, Inc.	31,213	1,716,715

France-2.81%
Ipsos	51,548	995,168

Germany-4.22%
Adesso SE	27,961	1,495,676

Monaco-2.99%
GasLog Ltd.	229,698	1,061,205

New Zealand-1.42%
Ryman Healthcare Ltd.	69,745	504,766

Poland-4.40%
Inter Cars S.A.	33,573	1,558,762

Switzerland-3.18%
SIG Combibloc Group AG(a)	69,939	1,126,424

United Kingdom-23.09%
Clarkson PLC	41,526	1,304,655

Clipper Logistics PLC	376,998	1,008,591

Dechra Pharmaceuticals PLC	9,869	344,570

Equiniti Group PLC(b)	934,275	2,018,349

G4S PLC	834,062	1,148,764

Howden Joinery Group PLC	131,413	870,165

Inspired Energy PLC	2,522,313	455,907

PageGroup PLC	218,773	1,036,306

		8,187,307

	Shares	Value

United States-46.84%
Alliance Data Systems Corp.	20,974	$1,050,168

Axalta Coating Systems Ltd.(a)	51,389	1,014,419

CommScope Holding Co., Inc.(a)	172,145	1,895,316

Delphi Technologies PLC(a)	77,108	770,309

Encore Capital Group, Inc.(a)	54,444	1,414,455

Floor & Decor Holdings, Inc., Class A(a)	17,285	732,884

Global Payments, Inc.	10,742	1,783,387

Insight Enterprises, Inc.(a)	29,244	1,587,657

Interface, Inc.	185,047	1,709,834

Nuance Communications, Inc.(a)	110,738	2,236,907

Performant Financial Corp.(a)	492,974	345,082

Sabre Corp.	218,637	1,589,491

Spirit Airlines, Inc.(a)	31,634	475,143

		16,605,052

Total Common Stocks & Other Equity Interests (Cost $47,257,870)		34,860,239

Money Market Funds-1.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d)	195,677	195,677

Invesco Liquid Assets Portfolio, Institutional Class, 0.60%(c)(d)	172,497	172,600

Invesco Treasury Portfolio, Institutional Class, 0.10%(c)(d)	223,631	223,631

Total Money Market Funds (Cost $591,820)		591,908

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $47,849,690)		35,452,147

OTHER ASSETS LESS LIABILITIES-(0.00)%		(636)

NET ASSETS-100.00%		$35,451,511

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2020 represented 5.69% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$258,854	$3,562,772	$(3,625,949)	$ -	$ -	$195,677	$2,703

Invesco Liquid Assets Portfolio, Institutional Class	185,116	2,673,098	(2,685,944)	82	248	172,600	2,296

Invesco Treasury Portfolio, Institutional Class	295,834	4,071,740	(4,143,943)	-	-	223,631	3,049

Total	$739,804	$10,307,610	$(10,455,836)	$82	$248	$591,908	$8,048

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Select Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	38.52%
Industrials	23.57
Consumer Discretionary	13.18
Materials	6.04
Real Estate	4.84
Financials	3.99
Energy	2.99
Communication Services	2.81
Health Care	2.39
Money Market Funds Plus Other Assets Less Liabilities	1.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $47,257,870)	$34,860,239

Investments in affiliated money market funds, at value (Cost $591,820)	591,908

Foreign currencies, at value (Cost $40,434)	40,661

Receivable for:
Fund shares sold	75,376

Dividends	23,327

Investment for trustee deferred compensation and retirement plans	19,745

Other assets	26,969

Total assets	35,638,225

Liabilities:
Payable for:
Fund shares reacquired	111,489

Accrued fees to affiliates	12,633

Accrued other operating expenses	42,686

Trustee deferred compensation and retirement plans	19,906

Total liabilities	186,714

Net assets applicable to shares outstanding	$35,451,511

Net assets consist of:
Shares of beneficial interest	$46,326,000

Distributable earnings (loss)	(10,874,489)

$35,451,511

Net Assets:
Class A	$7,438,894

Class C	$1,276,867

Class R	$218,530

Class Y	$26,495,843

Class R5	$11,109

Class R6	$10,268

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	679,506

Class C	123,026

Class R	20,251

Class Y	2,388,339

Class R5	1,001

Class R6	926

Class A:
Net asset value per share	$10.95

Maximum offering price per share (Net asset value of $10.95 ÷ 94.50%)	$11.59

Class C:
Net asset value and offering price per share	$10.38

Class R:
Net asset value and offering price per share	$10.79

Class Y:
Net asset value and offering price per share	$11.09

Class R5:
Net asset value and offering price per share	$11.10

Class R6:
Net asset value and offering price per share	$11.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,012)	$149,465

Dividends from affiliated money market funds	8,048

Total investment income	157,513

Expenses:
Advisory fees	177,676

Administrative services fees	3,422

Custodian fees	2,057

Distribution fees:
Class A	12,591

Class C	9,847

Class R	646

Transfer agent fees - A, C, R and Y	45,037

Transfer agent fees - R5	5

Transfer agent fees - R6	5

Trustees’ and officers’ fees and benefits	6,887

Registration and filing fees	35,477

Reports to shareholders	5,043

Professional services fees	23,711

Other	3,950

Total expenses	326,354

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(132,947)

Net expenses	193,407

Net investment income (loss)	(35,894)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,614,351

Foreign currencies	6,608

1,620,959

Change in net unrealized appreciation (depreciation) of:
Investment securities	(9,579,494)

Foreign currencies	(266)

(9,579,760)

Net realized and unrealized gain (loss)	(7,958,801)

Net increase (decrease) in net assets resulting from operations	$(7,994,695)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020 and the year ended October 31, 2019

(Unaudited)

	April 30, 2020	October 31, 2019

Operations:
Net investment income (loss)	$(35,894)	$358,255

Net realized gain	1,620,959	2,039,620

Change in net unrealized appreciation (depreciation)	(9,579,760)	(3,355,104)

Net increase (decrease) in net assets resulting from operations	(7,994,695)	(957,229)

Distributions to shareholders from distributable earnings:
Class A	(505,352)	(573,902)

Class C	(111,210)	(256,083)

Class R	(11,121)	(13,600)

Class Y	(1,647,087)	(1,368,466)

Class R5	(682)	(744)

Class R6	(631)	(688)

Total distributions from distributable earnings	(2,276,083)	(2,213,483)

Share transactions-net:
Class A	(1,057,406)	(935,804)

Class C	(961,038)	(3,680,814)

Class R	(46,938)	36,971

Class Y	(251,751)	8,310,885

Net increase (decrease) in net assets resulting from share transactions	(2,317,133)	3,731,238

Net increase (decrease) in net assets	(12,587,911)	560,526

Net assets:
Beginning of period	48,039,422	47,478,896

End of period	$35,451,511	$48,039,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/20	$13.85	$(0.02)	$(2.23)	$(2.25)	$(0.05)	$(0.60)	$(0.65)	$10.95	(17.22)%	$ 7,439	1.02	%(d)	1.61	%(d)	(0.31	)%(d)	27%
Year ended 10/31/19	15.09	0.09	(0.64)	(0.55)	(0.04)	(0.65)	(0.69)	13.85	(3.42)	11,009	1.02		1.64		0.61		40
Year ended 10/31/18	15.82	0.06	(0.79)	(0.73)	-	-	-	15.09	(4.61)	12,796	1.02		1.73		0.37		23
Year ended 10/31/17	13.03	0.05	2.74	2.79	-	-	-	15.82	21.41	19,351	1.08		1.73		0.33		30
Year ended 10/31/16	12.96	(0.04)	0.42	0.38	-	(0.31)	(0.31)	13.03	3.12	19,288	1.49		1.78		(0.32)		26
Year ended 10/31/15	14.55	(0.06)	(1.25)	(1.31)	-	(0.28)	(0.28)	12.96	(9.07)	19,719	1.48		1.71		(0.40)		18
Class C
Six months ended 04/30/20	13.16	(0.06)	(2.12)	(2.18)	-	(0.60)	(0.60)	10.38	(17.52)	1,277	1.77	(d)	2.36	(d)	(1.06	)(d)	27
Year ended 10/31/19	14.44	(0.02)	(0.61)	(0.63)	-	(0.65)	(0.65)	13.16	(4.17)	2,590	1.77		2.39		(0.14)		40
Year ended 10/31/18	15.24	(0.06)	(0.74)	(0.80)	-	-	-	14.44	(5.25)	6,722	1.77		2.48		(0.38)		23
Year ended 10/31/17	12.65	(0.06)	2.65	2.59	-	-	-	15.24	20.47	18,575	1.83		2.48		(0.42)		30
Year ended 10/31/16	12.68	(0.13)	0.41	0.28	-	(0.31)	(0.31)	12.65	2.38	18,859	2.24		2.53		(1.07)		26
Year ended 10/31/15	14.35	(0.16)	(1.23)	(1.39)	-	(0.28)	(0.28)	12.68	(9.77)	14,226	2.23		2.46		(1.15)		18
Class R
Six months ended 04/30/20	13.65	(0.03)	(2.22)	(2.25)	(0.01)	(0.60)	(0.61)	10.79	(17.39)	219	1.27	(d)	1.86	(d)	(0.56	)(d)	27
Year ended 10/31/19	14.88	0.05	(0.62)	(0.57)	(0.01)	(0.65)	(0.66)	13.65	(3.65)	321	1.27		1.89		0.36		40
Year ended 10/31/18	15.63	0.02	(0.77)	(0.75)	-	-	-	14.88	(4.80)	309	1.27		1.98		0.12		23
Year ended 10/31/17	12.91	0.01	2.71	2.72	-	-	-	15.63	21.07	385	1.33		1.98		0.08		30
Year ended 10/31/16	12.87	(0.07)	0.42	0.35	-	(0.31)	(0.31)	12.91	2.90	283	1.74		2.03		(0.57)		26
Year ended 10/31/15	14.49	(0.09)	(1.25)	(1.34)	-	(0.28)	(0.28)	12.87	(9.32)	279	1.73		1.96		(0.65)		18
Class Y
Six months ended 04/30/20	14.04	(0.00)	(2.27)	(2.27)	(0.08)	(0.60)	(0.68)	11.09	(17.16)	26,496	0.77	(d)	1.36	(d)	(0.06	)(d)	27
Year ended 10/31/19	15.32	0.12	(0.65)	(0.53)	(0.10)	(0.65)	(0.75)	14.04	(3.22)	34,092	0.77		1.39		0.86		40
Year ended 10/31/18	16.01	0.10	(0.79)	(0.69)	-	-	-	15.32	(4.31)	27,622	0.77		1.48		0.62		23
Year ended 10/31/17	13.16	0.09	2.76	2.85	-	-	-	16.01	21.66	14,430	0.83		1.48		0.58		30
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	-	(0.31)	(0.31)	13.16	3.41	7,350	1.24		1.53		(0.07)		26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	-	(0.28)	(0.28)	13.05	(8.82)	25,663	1.23		1.46		(0.15)		18
Class R5
Six months ended 04/30/20	14.05	(0.00)	(2.27)	(2.27)	(0.08)	(0.60)	(0.68)	11.10	(17.14)	11	0.77	(d)	1.24	(d)	(0.06	)(d)	27
Year ended 10/31/19	15.32	0.12	(0.64)	(0.52)	(0.10)	(0.65)	(0.75)	14.05	(3.15)	14	0.77		1.27		0.86		40
Year ended 10/31/18	16.02	0.10	(0.80)	(0.70)	-	-	-	15.32	(4.37)	15	0.77		1.37		0.62		23
Year ended 10/31/17	13.17	0.09	2.76	2.85	-	-	-	16.02	21.64	16	0.83		1.38		0.58		30
Year ended 10/31/16	13.05	(0.01)	0.44	0.43	-	(0.31)	(0.31)	13.17	3.49	13	1.24		1.43		(0.07)		26
Year ended 10/31/15	14.62	(0.02)	(1.27)	(1.29)	-	(0.28)	(0.28)	13.05	(8.89)	13	1.23		1.32		(0.15)		18
Class R6
Six months ended 04/30/20	14.04	(0.00)	(2.27)	(2.27)	(0.08)	(0.60)	(0.68)	11.09	(17.15)	10	0.77	(d)	1.24	(d)	(0.06	)(d)	27
Year ended 10/31/19	15.31	0.12	(0.64)	(0.52)	(0.10)	(0.65)	(0.75)	14.04	(3.16)	13	0.77		1.27		0.86		40
Year ended 10/31/18	16.01	0.10	(0.80)	(0.70)	-	-	-	15.31	(4.37)	14	0.77		1.37		0.62		23
Year ended 10/31/17	13.16	0.09	2.76	2.85	-	-	-	16.01	21.66	15	0.83		1.38		0.58		30
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	-	(0.31)	(0.31)	13.16	3.41	12	1.24		1.43		(0.07)		26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	-	(0.28)	(0.28)	13.05	(8.82)	12	1.23		1.32		(0.15)		18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $10,124, $1,980, $260, $32,273, $13 and $12 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Select Opportunities Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1-Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco Select Opportunities Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of

13                     Invesco Select Opportunities Fund

taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2-Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.800%

Next $250 million	0.780%

Next $500 million	0.760%

Next $1.5 billion	0.740%

Next $2.5 billion	0.720%

Next $2.5 billion	0.700%

Next $2.5 billion	0.680%

Over $10 billion	0.660%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through February 28, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $87,578 and reimbursed class level expenses of $10,217, $1,997, $262, $32,562, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $799 in front-end sales commissions from the sale of Class A shares and $0 and $107 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2020, the Fund incurred $102 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3-Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

14                     Invesco Select Opportunities Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$-	$1,609,164	$-	$1,609,164
Canada	1,716,715	-	-	1,716,715
France	-	995,168	-	995,168
Germany	-	1,495,676	-	1,495,676
Monaco	1,061,205	-	-	1,061,205
New Zealand	-	504,766	-	504,766
Poland	-	1,558,762	-	1,558,762
Switzerland	-	1,126,424	-	1,126,424
United Kingdom	-	8,187,307	-	8,187,307
United States	16,605,052	-	-	16,605,052
Money Market Funds	591,908	-	-	591,908
Total Investments	$19,974,880	$15,477,267	$-	$35,452,147

NOTE 4-Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $321.

NOTE 5-Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6-Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7-Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

15                     Invesco Select Opportunities Fund

NOTE 8-Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $11,791,853 and $15,892,818, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,340,400

Aggregate unrealized (depreciation) of investments	(15,737,970)

Net unrealized appreciation (depreciation) of investments	$(12,397,570)

Cost of investments for tax purposes is $47,849,717.

NOTE 9-Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2020(a)		October 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	27,815	$357,516	197,165	$2,584,151

Class C	4,741	54,605	68,815	850,246

Class R	2,080	27,618	1,863	25,916

Class Y	157,860	1,881,568	977,303	13,257,719

Issued as reinvestment of dividends:
Class A	35,973	495,705	39,440	517,055

Class C	8,275	108,321	19,961	250,316

Class R	773	10,508	1,001	12,949

Class Y	117,869	1,644,277	95,734	1,269,431

Automatic conversion of Class C shares to Class A shares:
Class A	145	2,082	31,858	446,486

Class C	(152)	(2,082)	(33,371)	(446,486)

Reacquired:
Class A	(179,136)	(1,912,709)	(321,519)	(4,483,496)

Class C	(86,664)	(1,121,882)	(324,194)	(4,334,890)

Class R	(6,127)	(85,064)	(139)	(1,894)

Class Y	(314,922)	(3,777,596)	(448,708)	(6,216,265)

Net increase (decrease) in share activity	(231,470)	$(2,317,133)	305,209	$3,731,238

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10-Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                     Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$827.80	$4.64	$1,019.79	$5.12	1.02%
Class C	1,000.00	824.80	8.03	1,016.06	8.87	1.77
Class R	1,000.00	826.10	5.77	1,018.55	6.37	1.27
Class Y	1,000.00	828.40	3.50	1,021.03	3.87	0.77
Class R5	1,000.00	828.60	3.50	1,021.03	3.87	0.77
Class R6	1,000.00	828.50	3.50	1,021.03	3.87	0.77

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Select Opportunities Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	SOPP-SAR-1

Semiannual Report 4/30/2020

lnvesco
Advantage International Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on February 28, 2020, the Fund’s name was lnvesco Oppenheimer Global Multi-Asset Growth Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 4/30/20

	Class A Shares of the Fund

	Without Sales Charge	With Sales Charge	MSCI All Country World ex-U.S. Index	MSCI All Country World Index
6-Month	-9.40%	-14.35%	-13.22%	-7.68%
1-Year	-6.84	-11.98	-11.51	-4.96
Since Inception (8/27/15)	2.77	1.54	2.63	6.60

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

2      INVESCO ADVANTAGE INTERNATIONAL FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Nestle SA	2.6%
Novartis AG	2.5
ASML Holding NV	2.0
Samsung Electronics Co. Ltd.	1.8
Novo Nordisk AS, Cl. B	1.8
British American Tobacco plc	1.7
Toyota Motor Corp.	1.6
Sanofi	1.5
SK Hynix, Inc.	1.5
Iberdrola SA	1.3

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of April 30, 2020, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS

United States	25.6%
Japan	13.7
China	9.8
United Kingdom	6.7
France	5.9
Switzerland	5.9
Germany	4.3
Australia	3.4
South Korea	3.2
Netherlands	3.1

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of April 30, 2020 and are based on total market value of investments.

PORTFOLIO ALLOCATION

Common Stocks	74.5%
Investment Companies	24.4
Preferred Stocks	0.9
Event-Linked Bonds	0.2

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of April 30, 2020 and are based on total market value of investments.

REGIONAL ALLOCATION

Asia/Pacific	34.8%
Europe	34.8
U.S./Canada	25.6
Latin & South America	1.5
Emerging Europe	1.3
Supranational	1.0
Middle East/Africa	1.0

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of April 30, 2020 and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

3      INVESCO ADVANTAGE INTERNATIONAL FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 4/30/20

	Inception Date	6-Month	1-Year	Since Inception
Class A (QMGAX)	8/27/15	-9.40%	-6.84%	2.77%
Class C (QMGCX)	8/27/15	-9.71	-7.54	2.01
Class R (QMGRX)	8/27/15	-9.47	-7.07	2.52
Class Y (QMGYX)	8/27/15	-9.36	-6.72	2.92
Class R5 (GMAGX)[1]	5/24/19	-9.30	-6.65	2.82
Class R6 (QMGIX)[2]	8/27/15	-9.27	-6.62	3.02

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 4/30/20

	Inception Date	6-Month	1-Year	Since Inception
Class A (QMGAX)	8/27/15	-14.35%	-11.98%	1.54%
Class C (QMGCX)	8/27/15	-10.60	-8.46	2.01
Class R (QMGRX)	8/27/15	-9.47	-7.07	2.52
Class Y (QMGYX)	8/27/15	-9.36	-6.72	2.92
Class R5 (GMAGX)[1]	5/24/19	-9.30	-6.65	2.82
Class R6 (QMGIX)[2]	8/27/15	-9.27	-6.62	3.02

1. Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

2. After the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4      INVESCO ADVANTAGE INTERNATIONAL FUND

The Fund’s performance is compared to the performance of MSCI All Country World ex-USA® Index and the MSCI All Country World Index. The MSCI All Country World ex-USA Index is an index considered representative of developed and emerging stock markets, excluding the U.S. The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting

5      INVESCO ADVANTAGE INTERNATIONAL FUND

to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6      INVESCO ADVANTAGE INTERNATIONAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended April 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      INVESCO ADVANTAGE INTERNATIONAL FUND

Actual	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During 6 Months Ended April 30, 2020
Class A	$1,000.00	$906.00	$4.08
Class C	1,000.00	902.90	7.60
Class R	1,000.00	905.30	5.32
Class Y	1,000.00	906.40	3.13
Class R5	1,000.00	907.00	3.15
Class R6	1,000.00	907.30	2.99

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.59	4.33
Class C	1,000.00	1,016.91	8.06
Class R	1,000.00	1,019.29	5.64
Class Y	1,000.00	1,021.58	3.32
Class R5	1,000.00	1,021.58	3.32
Class R6	1,000.00	1,021.73	3.17

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended April 30, 2020 are as follows:

Class	Expense Ratios
Class A	0.86%
Class C	1.60
Class R	1.12
Class Y	0.66
Class R5	0.66
Class R6	0.63

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS April 30, 2020 Unaudited

	Shares	Value
Common Stocks—109.6%
Consumer Discretionary—14.1%
Auto Components—0.5%
Aisin Seiki Co. Ltd.	400	$11,505
Bridgestone Corp.	1,900	59,422
Continental AG1	433	36,580
Denso Corp.	1,000	35,248
Hyundai Mobis Co. Ltd.	216	30,219
Sumitomo Electric Industries Ltd.	1,200	12,338
Toyota Industries Corp.	400	20,124
		205,436
Automobiles—3.4%
Astra International Tbk PT	104,200	26,941
Bayerische Motoren Werke AG	779	46,084
Brilliance China Automotive Holdings Ltd.	20,000	18,119
Ferrari NV	260	40,934
Fiat Chrysler Automobiles NV	3,981	35,055
Geely Automobile Holdings Ltd.	30,000	45,760
Great Wall Motor Co. Ltd., Cl. H	28,500	19,169
Honda Motor Co. Ltd.	4,700	113,475
Hyundai Motor Co.	563	43,455
Isuzu Motors Ltd.	3,400	25,940
Kia Motors Corp.	1,469	35,923
Nissan Motor Co. Ltd.	32,300	110,542
Porsche Automobil Holding SE	692	34,855
Subaru Corp.	800	16,102
Suzuki Motor Corp.	600	19,256
Toyota Motor Corp.	10,600	654,220
Volkswagen AG, Preference	606	85,040
		1,370,870
Diversified Consumer Services—0.4%
New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	1,107	141,319
TAL Education Group, ADR[1]	609	33,002
		174,321
Entertainment—0.4%
Nintendo Co. Ltd.	300	124,243
Vivendi SA	1,298	28,055
		152,298
Hotels, Restaurants & Leisure—0.6%
Carnival plc	764	10,517
Compass Group plc	2,337	39,374
Galaxy Entertainment Group Ltd.	4,000	25,401
Genting Bhd	19,000	18,307
Huazhu Group Ltd., ADR	332	11,955
Melco Resorts & Entertainment Ltd., ADR	803	12,703
Oriental Land Co. Ltd. (Japan)	700	88,646

9      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Hotels, Restaurants & Leisure (Continued)
Whitbread plc	563	$21,158
		228,061
Household Durables—1.7%
Haier Electronics Group Co. Ltd.	14,000	38,783
LG Electronics, Inc.	1,255	56,780
Panasonic Corp.	7,000	53,513
SEB SA	80	9,634
SEB SA, Prime[1]	392	47,204
SEB SA, Private Shares[1]	130	15,655
Sekisui House Ltd.	3,800	65,401
Sony Corp.	6,300	404,178
		691,148
Interactive Media & Services—0.9%
58.com, Inc., ADR[1]	886	46,028
Baidu, Inc., Sponsored ADR[1]	1,024	103,352
Momo, Inc., Sponsored ADR	803	19,336
NAVER Corp.	822	133,826
Z Holdings Corp.	10,100	39,071
		341,613
Internet & Catalog Retail—1.8%
JD.com, Inc., ADR[1]	6,281	270,711
Meituan Dianping, Cl. B1	20,300	269,663
Pinduoduo, Inc., ADR[1]	1,550	73,532
Rakuten, Inc.	4,000	33,871
Trip.com Group Ltd., ADR[1]	1,910	49,201
Vipshop Holdings Ltd., ADR[1]	1,605	25,568
		722,546
Media—1.1%
Dentsu Group, Inc.	600	12,609
Grupo Televisa SAB, Sponsored ADR	1,964	10,507
Liberty Global plc, Cl. C1	1,190	21,789
Naspers Ltd., Cl. N	1,558	243,688
Publicis Groupe SA	519	15,446
RELX plc	4,154	94,079
WPP plc	4,233	33,164
Zee Entertainment Enterprises Ltd.	10,544	22,133
		453,415
Multiline Retail—0.5%
Lojas Americanas SA, Preference	3,487	15,954
Lojas Renner SA	2,300	16,237
Magazine Luiza SA	4,000	36,558
Next plc	736	43,858

10      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Multiline Retail (Continued)
Wesfarmers Ltd.	2,899	$69,981
		182,588
Specialty Retail—0.7%
Fast Retailing Co. Ltd.	200	95,123
Hennes & Mauritz AB, Cl. B	6,794	94,564
Hotai Motor Co. Ltd.	1,000	18,185
Industria de Diseno Textil SA	1,341	34,209
Nitori Holdings Co. Ltd.	100	15,318
Zhongsheng Group Holdings Ltd.	3,000	11,945
		269,344
Textiles, Apparel & Luxury Goods—2.1%
Adidas AG	995	227,754
ANTA Sports Products Ltd.	17,000	145,250
Burberry Group plc	865	15,165
EssilorLuxottica SA	736	90,965
Hermes International	87	63,734
Kering SA	87	43,937
LVMH Moet Hennessy Louis Vuitton SE	606	234,394
Shenzhou International Group Holdings Ltd.	1,400	15,925
Swatch Group AG (The)	87	17,434
Yue Yuen Industrial Holdings Ltd.	7,000	10,995
		865,553
Consumer Staples—13.4%
Beverages—1.7%
Anheuser-Busch InBev SA	3,938	182,791
Arca Continental SAB de CV	1,700	6,548
Asahi Group Holdings Ltd.	1,300	44,947
Carlsberg AS, Cl. B	470	59,331
Coca-Cola European Partners plc	1,024	40,591
Compania Cervecerias Unidas SA	2,186	15,710
Diageo plc	4,717	163,512
Fomento Economico Mexicano SAB de CV, ADR	775	49,856
Heineken NV	303	25,797
Kirin Holdings Co. Ltd.	3,000	57,800
Suntory Beverage & Food Ltd.	400	15,029
Tsingtao Brewery Co. Ltd., Cl. H	4,000	24,202
		686,114
Food & Staples Retailing—1.5%
China Resources Beer Holdings Co. Ltd.	10,000	47,370
Coles Group Ltd.	10,287	102,804
Jeronimo Martins SGPS SA	865	14,621
Koninklijke Ahold Delhaize NV	2,293	55,725
President Chain Store Corp.	1,000	10,318
Raia Drogasil SA	1,900	36,610
Seven & i Holdings Co. Ltd.	1,400	46,127

11      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Food & Staples Retailing (Continued)
Sun Art Retail Group Ltd.	10,500	$17,361
Tesco plc	33,017	97,855
Wal-Mart de Mexico SAB de CV	21,973	52,851
Woolworths Group Ltd.	5,020	115,699
		597,341
Food Products—4.2%
Ajinomoto Co., Inc.	2,900	51,506
Associated British Foods plc	1,058	25,244
BRF SA1	5,200	18,542
China Mengniu Dairy Co. Ltd.[1]	16,000	56,337
Chocoladefabriken Lindt & Spruengli AG	3	23,405
Danone SA	2,250	156,089
JBS SA	10,400	45,594
Kerry Group plc, Cl. A	649	74,515
MEIJI Holdings Co. Ltd.	300	20,803
Nestle SA	9,909	1,046,748
Orkla ASA	1,904	17,255
Tiger Brands Ltd.	2,423	23,628
Tingyi Cayman Islands Holding Corp.	14,000	24,780
Uni-President Enterprises Corp.	32,000	74,017
Vietnam Dairy Products JSC	2	8
Want Want China Holdings Ltd.	35,000	24,686
Wilmar International Ltd.	5,700	14,378
		1,697,535
Household Products—0.4%
Essity AB, Cl. B	822	26,707
Reckitt Benckiser Group plc	1,601	133,782
		160,489
Personal Products—3.4%
Amorepacific Corp.	59	8,525
Beiersdorf AG	303	31,805
Hengan International Group Co. Ltd.	4,500	39,634
Kao Corp.	1,600	123,415
LG Household & Health Care Ltd.	43	48,636
L’Oreal SA	779	226,709
Peugeot SA	2,467	35,407
Shiseido Co. Ltd.	1,300	76,687
Unilever NV	6,924	346,116
Unilever plc	8,611	445,206
		1,382,140
Tobacco—2.2%
British American Tobacco plc	17,482	678,908
Imperial Brands plc	4,500	95,242
Japan Tobacco, Inc.	4,700	87,853

12      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Tobacco (Continued)
KT&G Corp.	346	$23,080
		885,083
Energy—5.3%
Oil, Gas & Consumable Fuels—5.3%
China Petroleum & Chemical Corp., Cl. H	230,000	114,501
China Shenhua Energy Co. Ltd., Cl. H	16,500	29,153
CNOOC Ltd.	39,000	43,779
Cosan SA	800	8,877
Eni SpA	11,943	113,497
Equinor ASA	7,919	111,163
Gazprom PJSC, Sponsored ADR	50,066	254,135
Inpex Corp.	9,200	58,633
JXTG Holdings, Inc.	19,300	68,371
Kunlun Energy Co. Ltd.	32,000	20,897
LUKOIL PJSC, ADR[2]	407	26,703
LUKOIL PJSC, Sponsored ADR[2]	3,185	205,655
MOL Hungarian Oil & Gas plc	1,861	11,841
Novatek PJSC, Sponsored GDR	173	24,322
OMV AG	692	22,698
Origin Energy Ltd.	5,231	18,575
PetroChina Co. Ltd., Cl. H	124,000	44,383
Petroleo Brasileiro SA, Preference	49,800	165,301
Renault SA	587	11,666
Repsol SA	15,492	141,396
Rosneft Oil Co. PJSC, GDR[1]	11,467	51,501
Royal Dutch Shell plc, Cl. A	21,506	365,334
Tatneft PJSC, Sponsored ADR	519	23,200
TOTAL SA	5,366	193,484
Yanzhou Coal Mining Co. Ltd., Cl. H	16,000	12,080
		2,141,145
Financials—20.4%
Capital Markets—2.2%
AXA SA	9,130	162,287
B3 SA-Brasil Bolsa Balcao	8,400	59,348
Deutsche Boerse AG	692	107,639
London Stock Exchange Group plc	2,943	276,634
Natixis SA	2,769	6,570
Nomura Holdings, Inc.	22,700	94,426
Partners Group Holding AG	43	33,897
Schroders plc	519	17,368
UBS Group AG1	9,520	102,131
		860,300
Commercial Banks—9.1%
ABN AMRO Bank NV3	2,943	22,608
Absa Group Ltd.	5,236	25,825
Agricultural Bank of China Ltd., Cl. H	142,000	58,928

13      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Akbank TAS[1]	17,635	$14,699
Banco Bilbao Vizcaya Argentaria SA	44,484	145,843
Banco Bradesco SA, Cl. Preference	5,720	20,143
Banco de Chile	144,948	12,778
Banco do Brasil SA	3,500	18,343
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl. B	16,700	9,299
Banco Santander SA	60,235	134,681
Bank Central Asia Tbk PT	40,500	70,322
Bank of China Ltd., Cl. H	451,000	170,543
Bank of Communications Co. Ltd., Cl. H	125,000	78,165
Bank Rakyat Indonesia Persero Tbk PT	553,800	101,166
Barclays plc	43,532	58,157
BNP Paribas SA	4,717	148,470
CaixaBank SA	11,164	20,104
China CITIC Bank Corp. Ltd., Cl. H	53,000	25,819
China Construction Bank Corp., Cl. H	454,000	366,041
China Merchants Bank Co. Ltd., Cl. H	17,000	80,987
China Minsheng Banking Corp. Ltd., Cl. H	82,000	60,686
CIMB Group Holdings Bhd	28,000	22,335
Commerzbank AG	7,313	27,079
Credit Agricole SA	5,928	47,389
CTBC Financial Holding Co. Ltd.	23,000	15,236
Danske Bank AS	9,823	116,728
DNB ASA	1,904	23,136
E.Sun Financial Holding Co. Ltd.	30,000	27,009
Erste Group Bank AG	1,176	25,580
First Financial Holding Co. Ltd.	14,000	10,213
Grupo Elektra SAB de CV	385	22,126
Grupo Financiero Banorte SAB de CV, Cl. O	9,586	26,215
Hua Nan Financial Holdings Co. Ltd.	33,000	21,255
Industrial & Commercial Bank of China Ltd., Cl. H	430,000	288,653
ING Groep NV	9,693	53,288
Intesa Sanpaolo SpA	76,592	119,735
Itau Unibanco Holding SA	6,700	28,055
Itausa - Investimentos Itau SA	11,100	18,371
KB Financial Group, Inc.	1,385	39,703
KBC Group NV	476	25,735
Komercni banka AS1	995	21,110
Lloyds Banking Group plc	255,956	104,107
Mega Financial Holding Co. Ltd.	33,000	33,027
Mitsubishi UFJ Financial Group, Inc.	55,500	223,023
OTP Bank Nyrt	433	12,870
Postal Savings Bank of China Co. Ltd., Cl. H3	134,000	79,564
Powszechna Kasa Oszczednosci Bank Polski SA	7,270	38,568
Resona Holdings, Inc.	5,600	17,454
RHB Bank Bhd	18,200	20,019
Royal Bank of Scotland Group plc	8,784	12,247
Shinhan Financial Group Co. Ltd.	1,644	40,881

14      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Commercial Banks (Continued)
Skandinaviska Enskilda Banken AB, Cl. A	6,621	$54,405
Societe Generale SA	3,808	59,610
Standard Bank Group Ltd.	3,419	18,859
Standard Chartered plc	3,721	19,122
Sumitomo Mitsui Financial Group, Inc.	5,300	139,580
Sumitomo Mitsui Trust Holdings, Inc.	600	17,531
Swedbank AB	3,289	38,818
Taiwan Cooperative Financial Holding Co. Ltd.	15,000	9,980
Turkiye Garanti Bankasi AS1	13,344	15,723
Turkiye Is Bankasi AS, Cl. C1	35,830	25,089
UniCredit SpA	8,871	68,527
		3,671,562
Diversified Financial Services—0.7%
EXOR NV	587	32,177
FirstRand Ltd.	5,842	12,771
Groupe Bruxelles Lambert SA1	176	14,071
Investor AB, Cl. B	2,467	123,910
ORIX Corp.	7,100	84,517
Yuanta Financial Holding Co. Ltd.	45,000	25,367
		292,813
Insurance—5.3%
AIA Group Ltd.	18,600	169,306
Allianz SE	1,991	368,840
Aon plc	636	109,818
Assicurazioni Generali SpA	7,183	102,646
Aviva plc	18,399	56,111
BB Seguridade Participacoes SA	2,200	10,741
China Life Insurance Co. Ltd., Cl. H	37,000	78,009
China Pacific Insurance Group Co. Ltd., Cl. H	11,800	38,316
China Taiping Insurance Holdings Co. Ltd.	10,200	17,081
Chubb Ltd.	996	107,578
CNP Assurances	764	7,903
Dai-ichi Life Holdings, Inc.	6,100	76,601
Fubon Financial Holding Co. Ltd.	8,000	11,223
Hannover Rueck SE	260	41,521
MS&AD Insurance Group Holdings, Inc.	800	23,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	692	152,492
NN Group NV	563	16,315
PICC Property & Casualty Co. Ltd., Cl. H	36,000	33,814
Ping An Insurance Group Co. of China Ltd., Cl. H	30,000	304,193
Poste Italiane SpA[3]	6,760	57,549
Sompo Holdings, Inc.	600	19,422
Swiss Re AG	1,471	106,292
Tokio Marine Holdings, Inc.	1,400	65,988
Willis Towers Watson plc	277	49,386

15      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
Zurich Insurance Group AG	389	$124,004
		2,148,270
Real Estate Investment Trusts (REITs)—0.3%
Fibra Uno Administracion SA de CV	13,900	11,402
Gecina SA	353	46,112
Goodman Group	2,856	24,003
Klepierre SA	2,467	49,944
		131,461
Real Estate Management & Development—2.8%
Agile Group Holdings Ltd.	14,000	15,491
Ayala Land, Inc.	73,400	44,882
CapitaLand Ltd.[1]	4,900	10,342
China Jinmao Holdings Group Ltd.	38,000	26,333
China Overseas Land & Investment Ltd.	20,000	72,089
China Resources Land Ltd.	24,000	96,422
China Vanke Co. Ltd., Cl. H	7,400	24,118
CK Asset Holdings Ltd.	16,500	102,013
Country Garden Holdings Co. Ltd.	49,000	61,799
Daiwa House Industry Co. Ltd.	1,700	43,326
Deutsche Wohnen SE	779	31,609
Henderson Land Development Co. Ltd.	4,000	16,146
Hongkong Land Holdings Ltd.	13,900	58,400
Logan Property Holdings Co. Ltd.	6,000	9,465
Longfor Group Holdings Ltd.[3]	13,500	66,905
Mitsubishi Estate Co. Ltd.	4,900	79,745
Mitsui Fudosan Co. Ltd.	2,100	38,773
New World Development Co. Ltd.	22,000	25,837
Shimao Property Holdings Ltd.	13,500	54,145
Sun Hung Kai Properties Ltd.	9,000	121,783
Sunac China Holdings Ltd.	6,000	25,961
Swire Pacific Ltd., Cl. A	4,500	28,918
Vonovia SE	1,039	51,373
Wharf Holdings Ltd. (The)	4,000	7,473
Wharf Real Estate Investment Co. Ltd.	3,000	12,738
		1,126,086
Health Care—15.4%
Biotechnology—0.9%
CSL Ltd.	1,774	351,635
Grifols SA	649	22,111
		373,746
Health Care Equipment & Supplies—1.8%
Coloplast AS, Cl. B	563	88,909
Hoya Corp.	3,900	356,410
Koninklijke Philips NV	2,813	122,606
Olympus Corp.	4,500	71,659

16      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Health Care Equipment & Supplies (Continued)
Smith & Nephew plc	4,068	$79,912
		719,496
Health Care Providers & Services—0.6%
Fresenius Medical Care AG & Co. KGaA	1,168	91,534
Fresenius SE & Co. KGaA	2,120	92,301
Hapvida Participacoes e Investimentos SA3	1,500	14,465
IHH Healthcare Bhd	15,700	19,069
Sinopharm Group Co. Ltd., Cl. H	6,024	16,240
		233,609
Life Sciences Tools & Services—0.2%
Genscript Biotech Corp.[1]	8,000	13,948
Lonza Group AG	87	38,024
Sartorius Stedim Biotech	59	14,177
Wuxi Biologics Cayman, Inc.[1,3]	2,000	31,016
		97,165
Pharmaceuticals—11.9%
Astellas Pharma, Inc.	12,100	200,287
AstraZeneca plc	1,644	172,463
Bayer AG	2,034	134,606
Celltrion, Inc.[1]	130	22,375
China Resources Pharmaceutical Group Ltd.[3]	29,500	18,663
Chugai Pharmaceutical Co. Ltd.	300	35,587
CSPC Pharmaceutical Group Ltd.	22,000	42,895
Daiichi Sankyo Co. Ltd.	4,400	300,537
Eisai Co. Ltd.	800	55,737
GlaxoSmithKline plc	15,794	330,666
Kalbe Farma Tbk PT	149,000	14,411
Merck KGaA[1]	1,039	121,101
Mylan NV1	1,015	17,021
Novartis AG	11,857	1,011,474
Novo Nordisk AS, Cl. B	11,554	737,770
Ono Pharmaceutical Co. Ltd.	1,500	35,993
Otsuka Holdings Co. Ltd.	1,000	39,356
Roche Holding AG	1,125	391,307
Sanofi	6,361	622,320
Shionogi & Co. Ltd.	2,500	137,183
Sino Biopharmaceutical Ltd.	102,000	150,200
Takeda Pharmaceutical Co. Ltd.	4,838	173,722
UCB SA1	260	23,822
		4,789,496
Industrials—9.4%
Aerospace & Defense—0.4%
Airbus SE	649	41,259
BAE Systems plc	5,842	37,450
Safran SA	649	59,994

17      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Aerospace & Defense (Continued)
Thales SA	216	$16,381
		155,084
Air Freight & Couriers—0.3%
Deutsche Post AG	2,467	73,492
DSV PANALPINA AS	346	35,769
ZTO Express Cayman, Inc., ADR	830	24,701
		133,962
Airlines—0.2%
International Consolidated Airlines Group SA	9,433	26,416
Japan Airlines Co. Ltd.	600	10,752
Ryanair Holdings plc, Sponsored ADR[1]	677	42,969
		80,137
Building Products—0.4%
Assa Abloy AB, Cl. B	1,774	31,942
Daikin Industries Ltd.	500	64,808
Geberit AG	173	77,693
		174,443
Commercial Services & Supplies—0.1%
Secom Co. Ltd.	300	25,029
Construction & Engineering—0.6%
ACS Actividades de Construccion y Servicios SA	823	20,569
Cie de Saint-Gobain	1,991	52,897
Ferrovial SA	2,943	73,616
Vinci SA	952	78,034
		225,116
Electrical Equipment—1.4%
ABB Ltd.	4,197	79,779
Legrand SA	476	32,121
Mitsubishi Electric Corp.	4,600	56,948
Nidec Corp.	1,320	76,670
Schneider Electric SE1	3,072	281,436
Vestas Wind Systems AS	346	29,838
WEG SA	3,500	25,707
		582,499
Industrial Conglomerates—1.0%
Beijing Enterprises Holdings Ltd.	5,000	17,796
CITIC Ltd.	36,000	36,829
CK Hutchison Holdings Ltd.	10,000	72,516
Siemens AG	2,120	196,924
Sime Darby Bhd	44,300	20,515

18      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Industrial Conglomerates (Continued)
Toshiba Corp.	3,200	$79,488
		424,068
Machinery—1.2%
Atlas Copco AB, Cl. A	1,947	67,551
China Conch Venture Holdings Ltd.	5,000	23,673
Epiroc AB, Cl. A	1,558	15,635
FANUC Corp.	600	98,937
Kone OYJ, Cl. B	692	41,983
Kubota Corp.	1,400	17,458
Mitsubishi Heavy Industries Ltd.	1,400	35,800
Sandvik AB	4,197	64,899
SMC Corp. (Japan)	50	22,861
Volvo AB, Cl. B	6,361	82,035
Weichai Power Co. Ltd., Cl. H	10,000	17,147
		487,979
Marine—0.3%
AP Moller - Maersk AS, Cl. B	87	86,674
Kuehne + Nagel International AG	117	16,751
MISC Bhd	9,900	18,137
		121,562
Professional Services—1.2%
Adecco Group AG	882	38,707
Bureau Veritas SA	779	16,186
Experian plc	3,895	116,696
IHS Markit Ltd.	1,190	80,087
Recruit Holdings Co. Ltd.	4,900	143,746
SGS SA	12	27,193
Wolters Kluwer NV	995	73,260
		495,875
Road & Rail—0.4%
Central Japan Railway Co.	500	78,654
East Japan Railway Co.	800	58,369
Localiza Rent a Car SA	1,300	8,174
Rumo SA1	1,700	6,187
		151,384
Trading Companies & Distributors—1.4%
Ferguson plc	1,385	100,173
ITOCHU Corp.	8,900	174,894
Marubeni Corp.	10,900	52,796
Mitsubishi Corp.	4,400	93,729
Mitsui & Co. Ltd.	4,600	64,521
Sumitomo Corp.	5,700	64,792
		550,905

19      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Transportation Infrastructure—0.5%
Aena SME SA3	346	$43,796
Atlantia SpA	2,164	35,315
China Tower Corp. Ltd., Cl. H1,3	240,000	53,547
Promotora y Operadora de Infraestructura SAB de CV1	1,000	6,947
Transurban Group	4,803	42,925
		182,530
Information Technology—15.1%
Communications Equipment—0.3%
Nokia OYJ	18,824	67,967
Telefonaktiebolaget LM Ericsson, Cl. B	5,106	44,445
		112,412
Electronic Equipment, Instruments, & Components—2.8%
AAC Technologies Holdings, Inc.	9,500	45,571
Canon, Inc.	3,400	71,835
Delta Electronics, Inc.	5,000	23,192
Hexagon AB, Cl. B	1,212	60,346
Hitachi Ltd.	5,100	153,017
Hon Hai Precision Industry Co. Ltd.	116,000	295,369
Keyence Corp.	510	183,225
Kyocera Corp.	1,000	53,450
Murata Manufacturing Co. Ltd.	800	44,503
Sunny Optical Technology Group Co. Ltd.	6,800	94,221
TE Connectivity Ltd.	1,316	96,673
Yageo Corp.	2,000	25,974
		1,147,376
Internet Software & Services—1.4%
NetEase, Inc., ADR	1,466	505,711
SINA Corp.[1]	581	19,620
Weibo Corp., Sponsored ADR[1]	665	24,958
		550,289
IT Services—0.9%
Adyen NV1,3	87	85,582
Amadeus IT Group SA	2,077	100,082
Capgemini SE	1,039	97,722
Fujitsu Ltd.	300	29,227
NTT Data Corp.	1,200	12,249
Samsung SDS Co. Ltd.	173	23,163
Wirecard AG	173	17,170
		365,195
Semiconductors & Semiconductor Equipment—6.3%
ASE Technology Holding Co. Ltd., ADR	9,464	41,168
ASML Holding NV	2,769	822,528
Globalwafers Co. Ltd.	5,000	63,430
MediaTek, Inc.	6,000	82,034

20      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Nanya Technology Corp.	30,000	$63,730
NXP Semiconductors NV	1,301	129,541
Renesas Electronics Corp.[1]	3,700	19,761
SK Hynix, Inc.	8,828	600,735
STMicroelectronics NV	2,596	67,648
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6,586	349,914
Tokyo Electron Ltd.	1,100	232,703
United Microelectronics Corp., Sponsored ADR	36,914	92,285
		2,565,477
Software—0.7%
SAP SE	2,293	273,481
Technology Hardware, Storage & Peripherals—2.7%
Catcher Technology Co. Ltd.	5,000	37,719
FUJIFILM Holdings Corp.	1,400	66,919
Lenovo Group Ltd.	60,000	32,127
Quanta Computer, Inc.	27,000	58,032
Samsung Electronics Co. Ltd.	17,958	739,997
Xiaomi Corp., Cl. B1,3	115,400	150,733
		1,085,527
Materials—7.3%
Chemicals—2.0%
Air Liquide SA	1,601	203,888
BASF SE	1,644	84,508
Covestro AG3	1,176	39,669
EMS-Chemie Holding AG	43	27,895
Formosa Chemicals & Fibre Corp.	10,000	25,094
Givaudan SA	14	46,935
Koninklijke DSM NV	303	37,149
LyondellBasell Industries NV, Cl. A	609	35,292
Novozymes AS, Cl. B	519	25,459
Sasol Ltd.[1]	6,924	32,513
Shin-Etsu Chemical Co. Ltd.	1,000	110,792
Sika AG	476	78,842
Solvay SA	236	18,442
Toray Industries, Inc.	6,200	28,575
		795,053
Construction Materials—0.6%
Anhui Conch Cement Co. Ltd., Cl. H	10,000	77,425
China Resources Cement Holdings Ltd.	16,000	21,350
CRH plc	1,298	39,241
HeidelbergCement AG	563	26,862
LafargeHolcim Ltd.[1]	1,125	46,728
Taiwan Cement Corp.	24,000	34,311
		245,917

21      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Metals & Mining—4.6%
Anglo American plc	3,332	$59,492
AngloGold Ashanti Ltd.	2,423	59,506
ArcelorMittal SA	4,414	48,481
BHP Group Ltd.	15,189	311,096
BHP Group plc	16,833	282,703
China Steel Corp.	29,000	19,282
Cie Generale des Etablissements Michelin SCA	216	21,113
Eregli Demir ve Celik Fabrikalari TAS	29,252	33,620
Fortescue Metals Group Ltd.	17,222	132,009
Glencore plc[1]	48,465	89,963
Grupo Mexico SAB de CV	4,065	8,669
JFE Holdings, Inc.	1,600	10,722
MMC Norilsk Nickel PJSC, ADR[2]	846	23,538
MMC Norilsk Nickel PJSC, ADR[2]	1,534	41,940
Newcrest Mining Ltd.	2,856	51,255
Nippon Steel Corp.	1,600	13,501
Polymetal International plc	952	19,407
POSCO	346	52,061
Rio Tinto Ltd.	2,380	134,061
Rio Tinto plc	5,496	255,436
Severstal PAO, GDR	865	10,328
South32 Ltd.	32,844	41,476
Vale SA	16,800	138,592
		1,858,251
Paper & Forest Products—0.1%
Stora Enso OYJ, Cl. R	1,861	22,052
UPM-Kymmene OYJ	1,039	28,792
		50,844
Telecommunication Services—4.5%
Diversified Telecommunication Services—2.8%
BT Group plc, Cl. A	23,324	34,128
China Telecom Corp. Ltd., Cl. H	34,000	11,646
China Unicom Hong Kong Ltd.	26,000	16,703
Chunghwa Telecom Co. Ltd., Sponsored ADR	775	28,528
Deutsche Telekom AG	4,890	71,439
Koninklijke KPN NV	10,645	24,659
Nippon Telegraph & Telephone Corp.	21,100	480,706
Orange SA	5,582	68,164
Swisscom AG	43	22,368
Telefonica Deutschland Holding AG	4,241	12,072
Telefonica SA	13,328	60,810
Telekomunikasi Indonesia Persero Tbk PT	288,800	67,875
Telenor ASA	5,625	86,439
Telia Co. AB	10,256	35,420
Telstra Corp. Ltd.	50,066	98,597
		1,119,554

22      INVESCO ADVANTAGE INTERNATIONAL FUND

	Shares	Value
Wireless Telecommunication Services—1.7%
China Mobile Ltd.	35,000	$279,941
Far EasTone Telecommunications Co. Ltd.	6,000	13,307
KDDI Corp.	1,100	31,697
NTT DOCOMO, Inc.	6,900	202,532
SK Telecom Co. Ltd.	87	15,039
Softbank Corp.	2,200	29,927
SoftBank Group Corp.	1,300	55,601
Vodafone Group plc	49,374	69,817
		697,861
Utilities—4.7%
Electric Utilities—3.0%
Bouygues SA1	1,601	49,374
Centrais Eletricas Brasileiras SA1	2,700	12,041
Chubu Electric Power Co., Inc.	2,200	29,714
CK Infrastructure Holdings Ltd.	2,500	14,844
CLP Holdings Ltd.	3,000	32,005
EDP - Energias de Portugal SA	14,972	63,232
Endesa SA	1,082	24,029
Enel Americas SA	116,269	19,079
Enel Chile SA	224,059	18,246
Enel SpA	37,084	253,883
Fortum OYJ	822	13,659
Iberdrola SA	50,672	507,965
Kansai Electric Power Co., Inc. (The)	5,000	51,232
Orsted AS3	519	52,549
SSE plc	3,678	57,970
Tenaga Nasional Bhd	7,700	21,881
		1,221,703
Gas Utilities—0.5%
China Gas Holdings Ltd.	6,800	24,821
China Resources Gas Group Ltd.	6,000	33,606
ENN Energy Holdings Ltd.	1,700	18,896
Hong Kong & China Gas Co. Ltd.	27,000	47,781
Naturgy Energy Group SA	822	14,526
Snam SpA	2,337	10,487
Tokyo Gas Co. Ltd.	1,400	30,608
		180,725
Independent Power and Renewable Electricity Producers—0.0%
China Resources Power Holdings Co. Ltd.	12,000	14,170
Multi-Utilities—1.1%
Engie SA	9,174	99,661
National Grid plc	16,444	193,558
RWE AG	3,174	91,147
Suez	3,592	40,644

23      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Multi-Utilities (Continued)
Veolia Environnement SA	1,082	$23,128
		448,138
Water Utilities—0.1%
Compania de Saneamento Basico do Estado de Sao Paulo	1,300	9,581
Guangdong Investment Ltd.	8,000	16,485
		26,066
Total Common Stocks (Cost $45,951,963)		44,199,656

Preferred Stocks—1.3%
Grab Holdings, Inc., H Shares, Preference[1,4]	11,374	70,097
Harambee Re Ltd., 2019-1[1,4]	16,203	26,525
Lion Rock Re Ltd., 2019-1[1,4]	25	36,036
Mt. Logan Re Ltd., 2019-1[1,4,5]	250	234,089
NCM Re Ltd., 2019-1[1,4]	30,022	48,404
Telefonica Brasil SA, Preference	700	5,877
Thopas Re Ltd., 2019-1[1,4]	500	25,345
Torricelli Re, 2019-1[1,4]	276	23,464
Turing Re, 2019-120 (Cost $88,570, Acquisition Date 3/26/19)[1,3,4]	886	41,353
Viribus Re Ltd., 2019-1[1,4]	38,090	3,207
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	32,510	1,372
Total Preferred Stocks (Cost $583,447)		515,769
Principal Amount
Event-Linked Bonds—0.3%
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts., 0.00%, 6/30/20 (Cost $1,000, Acquisition Date 12/20/18)[3,4,6]	$1,000	26,527
Eden Re II Ltd. Catastrophe Linked Nts., 0.00%, 3/22/23 (Cost $2,500, Acquisition Date 12/14/18)[3,4,6]	2,500	20,186
Limestone Re Ltd. Catastrophe Linked Nts., 0.00%, 6/30/20 (Cost $5,264, Acquisition Date 12/27/18)[3,4,6]	5,265	25,388
Sector Re V Ltd. Catastrophe Linked Nts., 0.00%, 3/1/2420 (Cost $120,000, Acquisition Date 4/23/19)[3,4,6]	120,000	47,285
Versutus Ltd., 2019-1, Cl. B Catastrophe Linked Nts., 0.00%, 6/30/20[4,6]	19,472	20,963
Total Event-Linked Bonds (Cost $148,237)		140,349
	Shares
Investment Company—36.0%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%[5,7] (Cost $14,513,552)	14,513,552	14,513,552
Total Investments, at Value (Cost $61,197,199)	147.2%	59,369,326
Net Other Assets (Liabilities)	(47.2)	(19,031,594)

Net Assets	100.0%	$40,337,732

Footnotes to Schedule of Investments

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

24      INVESCO ADVANTAGE INTERNATIONAL FUND

Footnotes to Schedule of Investments (continued)

3. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $877,385, which represented 2.18% of the Fund’s Net Assets.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2019	Gross Additions	Gross Reductions	Shares April 30, 2020
Preferred Stock
Mt. Logan Re Ltd., 2019-1	250	—	—	250
Investment Company
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	147,782	—	147,782	—
Invesco Government & Agency Portfolio, Institutional Class, 0.20%	30,485,214	36,567,789	52,539,451	14,513,552

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Preferred Stock
Mt. Logan Re Ltd., 2019-1	$234,089	$—	$—	$12,749
Investment Company
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	—	27,657	571,156	(599,336)
Invesco Government & Agency Portfolio, Institutional Class, 0.20%	14,513,552	177,840	—	—

Total	$14,747,641	$205,497	$571,156	$(586,587)

6. Zero coupon bond reflects effective yield on the original acquisition date.

7. The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings (Unaudited)	Value	Percent
United States	$15,165,691	25.6%
Japan	8,154,040	13.7
China	5,805,944	9.8
United Kingdom	3,992,920	6.7
France	3,519,162	5.9
Switzerland	3,515,219	5.9
Germany	2,568,979	4.3
Australia	2,032,255	3.4
South Korea	1,914,398	3.2
Netherlands	1,866,567	3.1
Taiwan	1,509,198	2.5

25      INVESCO ADVANTAGE INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Spain	$1,343,738	2.3%
Denmark	1,233,029	2.1
Italy	802,573	1.4
Sweden	740,678	1.3
Hong Kong	733,458	1.2
Russia	680,729	1.2
Brazil	673,704	1.1
Supranational	578,772	1.0
South Africa	476,284	0.8
Indonesia	280,714	0.5
Belgium	264,861	0.5
Norway	237,994	0.4
Mexico	204,421	0.3
Finland	174,453	0.3
Ireland	156,726	0.3
Malaysia	140,263	0.2
Singapore	94,816	0.2
Turkey	89,130	0.2
Portugal	77,853	0.1
Chile	65,812	0.1
Luxembourg	48,481	0.1
Austria	48,279	0.1
Philippines	44,882	0.1
Poland	38,568	0.1
Macau	25,401	0.0
Hungary	24,711	0.0
India	23,505	0.0
Czech Republic	21,110	0.0
Vietnam	8	0.0

Total	$59,369,326	100.0%

Futures Contracts as of April 30, 2020
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar
Index	Buy	6/16/20	37	USD 2,666	$2,657,525	$(8,958)
S&P/TSX 60 Index	Buy	6/18/20	20	CAD 2,344	2,552,391	208,076
						$199,118

Over-the-Counter Total Return Swaps at April 30, 2020
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Minimum Volatility Notes	BOA	Receive	One-Month USD BBA LIBOR minus 15 bps	6/3/20	USD 5,001	$ 372,033	$ 372,033
MSCI EAFE Minimum Volatility Notes	GSCOI	Receive	One-Month USD BBA LIBOR plus 20 bps	7/6/20	USD 4,889	365,474	365,474

26      INVESCO ADVANTAGE INTERNATIONAL FUND

Over-the-Counter Total Return Swaps (Continued)

Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
MSCI EM Minimum Volatility Notes	GSCOI	Receive	One-Month USD BBA LIBOR plus 77 bps	6/2/20	USD 2,074	$209,643	$209,643
MSCI EM Minimum Volatility Notes	GSCOI	Receive	One-Month USD BBA LIBOR plus 77 bps	7/2/20	USD 2,093	207,314	207,314

Total Over-the-Counter Total Return Swaps						$1,154,464	$1,154,464

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BOA	Bank of America NA
GSCOI	Goldman Sachs International

Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar

Definitions
ADR	American Depositary Receipt
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
EAFE	Europe, Australasia and Far East
EM	Emerging Markets
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TSX 60	60 largest companies on the Toronto Stock Exchange

See accompanying Notes to Financial Statements.

27      INVESCO ADVANTAGE INTERNATIONAL FUND

STATEMENT OF

ASSETS AND LIABILITIES April 30, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $46,433,647)	$44,621,685
Affiliated companies (cost $14,763,552)	14,747,641

59,369,326

Cash	75,732

Cash—foreign currencies (cost $51,355)	51,430

Swaps, at value	1,154,464

Receivables and other assets:
Investments sold	2,192,187
Variation margin receivable - futures contracts	1,907,173
Interest and dividends	225,794
Shares of beneficial interest sold	10,201
Other	112,469

Total assets	65,098,776

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	24,557,513
Shareholder communications	47,767
Distribution and service plan fees	14,842
Foreign capital gains tax	12,633
Transfer and shareholder servicing agent fees	12,248
Trustees’ compensation	2,079
Advisory fees	865
Administration fees	693
Other	112,404

Total liabilities	24,761,044

Net Assets	$40,337,732

Composition of Net Assets

Shares of beneficial interest	$42,989,601

Total accumulated loss	(2,651,869)

Net Assets	$40,337,732

28      INVESCO ADVANTAGE INTERNATIONAL FUND

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $33,430,359 and 3,402,786 shares of beneficial interest outstanding)	$9.82
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$10.39

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,914,223 and 304,326 shares of beneficial interest outstanding)	$9.58

Class R Shares:

Net asset value, redemption price and offering price per share (based on net assets of $3,204,121 and 328,713 shares of beneficial interest outstanding)	$9.75

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $769,549 and 77,890 shares of beneficial interest outstanding)	$9.88

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $9,588 and 973.71 shares of beneficial interest outstanding)	$9.85

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $9,892 and 1,000 shares of beneficial interest outstanding)	$9.89

See accompanying Notes to Financial Statements.

29      INVESCO ADVANTAGE INTERNATIONAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended April 30, 2020 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $54,163)	$411,828
Affiliated companies	205,497
Interest	11,447

Total investment income	628,772
Expenses
Advisory fees	230,396
Administration fees	6,584
Distribution and service plan fees:
Class A	77,466
Class C	16,050
Class R	8,475
Transfer and shareholder servicing agent fees:
Class A	32,633
Class C	1,678
Class R	1,768
Class Y	626
Class R5	3
Class R6	2
Shareholder communications:
Class A	14,836
Class C	763
Class R	801
Class Y	285
Class R5	2
Class R6	2
Registration fees	63,026
Legal, auditing and other professional fees	44,202
Custodian fees and expenses	24,897
Trustees’ compensation	8,379
Other	5,149

Total expenses	538,023
Less waivers and reimbursement of expenses	(220,087)

Net expenses	317,936
Net Investment Income	310,836

30    INVESCO ADVANTAGE INTERNATIONAL FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies (net of foreign capital gains tax of $ 9,552)	$ 1,777,611
Affiliated companies	571,156
Option contracts written	(423,525)
Futures contracts	(1,368,446)
Foreign currency transactions	(15,418)
Swap contracts	(1,075,100)

Net realized loss	(533,722)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies (net of foreign capital gains tax of $ 5,268)	(7,037,937)
Affiliated companies	(586,587)
Foreign currency transactions	(24,015)
Futures contracts	(139,924)
Option contracts written	102,404
Swap contracts	1,154,464

Net change in unrealized appreciation/(depreciation)	(6,531,595)
Net Decrease in Net Assets Resulting from Operations	$(6,754,481)

See accompanying Notes to Financial Statements.

31      INVESCO ADVANTAGE INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$310,836	$590,217
Net realized gain (loss)	(533,722)	(593,439)
Net change in unrealized appreciation/(depreciation)	(6,531,595)	6,133,644

Net increase (decrease) in net assets resulting from operations	(6,754,481)	6,130,422
Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(368,886)	(3,362,080)
Class C	(19,719)	(212,542)
Class R	(19,406)	(141,361)
Class Y	(8,268)	(24,701)
Class R5	(61)	—
Class R6	(63)	(583)

Total distributions from distributable earnings	(416,403)	(3,741,267)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(24,112,810)	934,186
Class C	(49,319)	(455,722)
Class R	334,351	616,194
Class Y	(557,160)	861,682
Class R5	—	10,001
Class R6	—	—

Total beneficial interest transactions	(24,384,938)	1,966,341
Net Assets
Total increase (decrease)	(31,555,822)	4,355,496
Beginning of period	71,893,554	67,538,058

End of period	$40,337,732	$71,893,554

See accompanying Notes to Financial Statements.

32      INVESCO ADVANTAGE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.90	$10.57	$11.62	$10.49	$10.30	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.05	0.09	0.17	0.15	0.14	0.02
Net realized and unrealized gain (loss)	(1.07)	0.82	(0.96)	1.48	0.14	0.28
Total from investment operations	(1.02)	0.91	(0.79)	1.63	0.28	0.30
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.05)	(0.50)	(0.09)	0.00
Distributions from net realized gain	(0.06)	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.58)	(0.26)	(0.50)	(0.09)	0.00
Net asset value, end of period	$9.82	$10.90	$10.57	$11.62	$10.49	$10.30

Total Return, at Net Asset Value[5]	(9.41)%	9.51%	(6.98)%	16.26%	2.73%	3.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,430	$63,878	$60,916	$64,323	$53,579	$51,525
Average net assets (in thousands)	$62,801	$60,766	$65,968	$57,577	$50,502	$49,048
Ratios to average net assets:[6]
Net investment income	0.93%	0.91%[7]	1.48%[7]	1.41%[7]	1.38%[7]	1.07%
Expenses excluding specific expenses listed below	1.49%	1.53%	1.49%[8]	1.47%[8]	1.42%[8]	1.61%
Interest and fees from borrowings	0.00%	0.00%[9]	0.00%[9]	0.00%	0.00%	0.00%
Total expenses[10]	1.49%	1.53%	1.49%[8]	1.47%[8]	1.42%[8]	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.86%	1.14%	1.17%[8]	1.10%[8]	1.10%[8]	1.05%
Portfolio turnover rate[11]	120%	43%	126%	54%	61%	8%

33      INVESCO ADVANTAGE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.

8. Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund.

9. Less than 0.005%.

10. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended April 30, 2020	1.54%
Year Ended October 31, 2019	1.67%
Year Ended October 31, 2018	1.66%
Year Ended October 31, 2017	1.62%
Year Ended October 31, 2016	1.53%
Period Ended October 30, 2015	1.72%

11. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

34      INVESCO ADVANTAGE INTERNATIONAL FUND

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.66	$10.42	$11.50	$10.41	$10.29	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.01	0.02	0.08	0.07	0.04	0.01
Net realized and unrealized gain (loss)	(1.03)	0.80	(0.95)	1.47	0.15	0.28
Total from investment operations	(1.02)	0.82	(0.87)	1.54	0.19	0.29
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	(0.45)	(0.07)	0.00
Distributions from net realized gain	(0.06)	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.58)	(0.21)	(0.45)	(0.07)	0.00
Net asset value, end of period	$9.58	$10.66	$10.42	$11.50	$10.41	$10.29

Total Return, at Net Asset Value[5]	(9.62)%	8.73%	(7.72)%	15.42%	1.88%	2.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,914	$3,294	$3,649	$1,701	$522	$45
Average net assets (in thousands)	$3,226	$3,637	$3,483	$997	$308	$28
Ratios to average net assets:[6]
Net investment income	0.19%	0.16%[7]	0.73%[7]	0.67%[7]	0.36%[7]	0.42%
Expenses excluding specific expenses listed below	2.24%	2.43%	2.62%[8]	2.98%[8]	3.05%[8]	2.34%
Interest and fees from borrowings	0.00%	0.00%[9]	0.00%[9]	0.00%	0.00%	0.00%
Total expenses[10]	2.24%	2.43%	2.62%[8]	2.98%[8]	3.05%[8]	2.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.89%	1.92%[8]	1.85%[8]	1.85%[8]	1.81%
Portfolio turnover rate[11]	120%	43%	126%	54%	61%	8%

35      INVESCO ADVANTAGE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.

8. Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund.

9. Less than 0.005%.

10. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended April 30, 2020	2.29%
Year Ended October 31, 2019	2.57%
Year Ended October 31, 2018	2.79%
Year Ended October 31, 2017	3.13%
Year Ended October 31, 2016	3.16%
Period Ended October 30, 2015	2.45%

11. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

36      INVESCO ADVANTAGE INTERNATIONAL FUND

Class R	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.83	$10.52	$11.58	$10.47	$10.30	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.04	0.07	0.14	0.13	0.04	0.01
Net realized and unrealized gain (loss)	(1.06)	0.82	(0.96)	1.47	0.21	0.29
Total from investment operations	(1.02)	0.89	(0.82)	1.60	0.25	0.30
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.03)	(0.49)	(0.08)	0.00
Distributions from net realized gain	(0.06)	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.58)	(0.24)	(0.49)	(0.08)	0.00
Net asset value, end of period	$9.75	$10.83	$10.52	$11.58	$10.47	$10.30

Total Return, at Net Asset Value[5]	(9.47)%	9.35%	(7.29)%	16.03%	2.43%	3.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,204	$3,266	$2,513	$2,533	$1,204	$10
Average net assets (in thousands)	$3,411	$2,886	$2,904	$1,995	$226	$10
Ratios to average net assets:[6]
Net investment income	0.67%	0.66%[7]	1.23%[7]	1.17%[7]	0.43%[7]	0.77%
Expenses excluding specific expenses listed below	1.74%	1.94%	2.15%[8]	2.57%[8]	2.07%[8]	1.48%
Interest and fees from borrowings	0.00%	0.00%[9]	0.00%[9]	0.00%	0.00%	0.00%
Total expenses[10]	1.74%	1.94%	2.15%[8]	2.57%[8]	2.07%[8]	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.12%	1.39%	1.42%[8]	1.35%[8]	1.33%[8]	1.33%
Portfolio turnover rate[11]	120%	43%	126%	54%	61%	8%

37      INVESCO ADVANTAGE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.

8. Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund.

9. Less than 0.005%.

10. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended April 30, 2020	1.79%
Year Ended October 31, 2019	2.08%
Year Ended October 31, 2018	2.32%
Year Ended October 31, 2017	2.72%
Year Ended October 31, 2016	2.18%
Period Ended October 30, 2015	1.59%

11. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

38      INVESCO ADVANTAGE INTERNATIONAL FUND

Class Y	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.95	$10.60	$11.65	$10.51	$10.31	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.06	0.11	0.19	0.17	0.12	0.02
Net realized and unrealized gain (loss)	(1.07)	0.82	(0.97)	1.47	0.17	0.29
Total from investment operations	(1.01)	0.93	(0.78)	1.64	0.29	0.31
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.06)	(0.50)	(0.09)	0.00
Distributions from net realized gain	(0.06)	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.58)	(0.27)	(0.50)	(0.09)	0.00
Net asset value, end of period	$9.88	$10.95	$10.60	$11.65	$10.51	$10.31

Total Return, at Net Asset Value[5]	(9.27)%	9.67%	(6.86)%	16.41%	2.86%	3.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$770	$1,433	$450	$271	$89	$10
Average net assets (in thousands)	$1,187	$1,195	$401	$165	$23	$10
Ratios to average net assets:[6]
Net investment income	1.13%	1.06%[7]	1.63%[7]	1.57%[7]	1.13%[7]	1.17%
Expenses excluding specific expenses listed below	1.24%	1.36%	1.63%[8]	2.65%[8]	1.52%[8]	1.48%
Interest and fees from borrowings	0.00%	0.00%[9]	0.00%[9]	0.00%	0.00%	0.00%
Total expenses[10]	1.24%	1.36%	1.63%[8]	2.65%[8]	1.52%[8]	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%	0.99%	1.02%[8]	0.95%[8]	0.94%[8]	0.94%
Portfolio turnover rate[11]	120%	43%	126%	54%	61%	8%

39      INVESCO ADVANTAGE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.

8. Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund.

9. Less than 0.005%.

10. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended April 30, 2020	1.29%
Year Ended October 31, 2019	1.50%
Year Ended October 31, 2018	1.80%
Year Ended October 31, 2017	2.80%
Year Ended October 31, 2016	1.63%
Period Ended October 30, 2015	1.59%

11. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

40      INVESCO ADVANTAGE INTERNATIONAL FUND

Class R5	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$10.91	$10.27
Income (loss) from investment operations:
Net investment income[2]	0.06	0.05
Net realized and unrealized gain (loss)	(1.06)	0.59
Total from investment operations	(1.00)	0.64
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00
Distributions from net realized gain	(0.06)	0.00
Total dividends and/or distributions to shareholders	(0.06)	0.00
Net asset value, end of period	$9.85	$10.91

Total Return, at Net Asset Value[3]	(9.22)%	6.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$11
Average net assets (in thousands)	$10	$10
Ratios to average net assets:[4]
Net investment income	1.13%	1.11%[5]
Expenses excluding specific expenses listed below	1.19%	1.26%
Interest and fees from borrowings	0.00%	0.00%
Total expenses[6]	1.19%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%	0.94%
Portfolio turnover rate[7]	120%	43%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to October 31, 2019

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.

6. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended April 30, 2020	1.24%
Period Ended October 31, 2019	1.40%

7. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

41      INVESCO ADVANTAGE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS Continued

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 30, 2015[1,2]
Per Share Operating Data
Net asset value, beginning of period	$10.96	$10.59	$11.65	$10.51	$10.31	$10.00
Income (loss) from investment operations:
Net investment income[3]	0.06	0.12	0.20	0.18	0.16	0.02
Net realized and unrealized gain (loss)	(1.07)	0.83	(0.97)	1.48	0.13	0.29
Total from investment operations	(1.01)	0.95	(0.77)	1.66	0.29	0.31
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.08)	(0.52)	(0.09)	0.00
Distributions from net realized gain	(0.06)	(0.58)	(0.21)	0.00	(0.00)[4]	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.58)	(0.29)	(0.52)	(0.09)	0.00
Net asset value, end of period	$9.89	$10.96	$10.59	$11.65	$10.51	$10.31

Total Return, at Net Asset Value[5]	(9.27)%	9.88%	(6.84)%	16.60%	2.91%	3.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$11	$10	$12	$11	$10
Average net assets (in thousands)	$11	$10	$12	$11	$10	$10
Ratios to average net assets:[6]
Net investment income	1.16%	1.16%[7]	1.74%[7]	1.66%[7]	1.61%[7]	1.27%
Expenses excluding specific expenses listed below	1.16%	1.21%	1.24%[8]	1.21%[8]	1.19%[8]	1.30%
Interest and fees from borrowings	0.00%	0.00%[9]	0.00%[9]	0.00%	0.00%	0.00%
Total expenses[10]	1.16%	1.21%	1.24%[8]	1.21%[8]	1.19%[8]	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.63%	0.89%	0.92%[8]	0.85%[8]	0.85%[8]	0.84%
Portfolio turnover rate[11]	120%	43%	126%	54%	61%	8%

42      INVESCO ADVANTAGE INTERNATIONAL FUND

1. Represents the last business day of the Fund’s reporting period.

2. For the period from August 27, 2015 (commencement of operations) to October 30, 2015.

3. Calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

6. Annualized for periods less than one full year.

7. Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund.

8. Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund.

9. Less than 0.005%.

10. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended April 30, 2020	1.21%
Year Ended October 31, 2019	1.35%
Year Ended October 31, 2018	1.41%
Year Ended October 31, 2017	1.36%
Year Ended October 31, 2016	1.30%
Period Ended October 30, 2015	1.41%

11. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

43      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS April 30, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Advantage International Fund (the “Fund”) formerly Invesco Oppenheimer Global Multi-Asset Growth Fund, is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund sought to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer Capital Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary. Effective February 10, 2020, the Subsidiary liquidated and ceased operations. For the period November 1, 2019 through February 10, 2020 and for the year ended October 31, 2019, the Subsidiary operations were consolidated on the Statement of Operations, Statement of Net Assets and the Financial Highlights.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board

Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued

44      INVESCO ADVANTAGE INTERNATIONAL FUND

at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have

45

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded

46      INVESCO ADVANTAGE INTERNATIONAL FUND

as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.

These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Distributions from net investment income and net realized capital gain, if any are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions.

Generally, the Fund is subject to examinations by such taxing authorities for up to three

47      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of

48      INVESCO ADVANTAGE INTERNATIONAL FUND

assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J. Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate

49      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with

50      INVESCO ADVANTAGE INTERNATIONAL FUND

the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

51      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

L. Call Options Purchased and Written - The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M. Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

52      INVESCO ADVANTAGE INTERNATIONAL FUND

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Effective November 1, 2019 through February 27, 2020. Fee Schedule
Up to $500 million	0.75%
Next $500 million	0.70
Next $4.0 billion	0.65
Over $5.0 billion	0.60

Effective February 28, 2020. Fee Schedule
Up to $500 million	0.49%
Next $500 million	0.47
Next $4.0 billion	0.44
Over $5.0 billion	0.42

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and / or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.95%, 0.90% and 0.85%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective February 28, 2020, the Fund’s expense limitation agreement was amended to reflect a reduction to the Fund’s existing expense limits. Under the amended expense limitation agreement, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60%

53      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”) from February 28, 2020 through May 31, 2021. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or nonroutine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $17,544 and reimbursed fund expenses of $180,254, $9,470, $9,638, $3,131, $25 and $25 for Class A, Class C, Class R, Class Y, Class R5 and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby JPMorgan Chase Bank serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid

54      INVESCO ADVANTAGE INTERNATIONAL FUND

as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended April 30, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $7,869 in front-end sales commissions from the sale of Class A shares and $51 from Class C shares, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value

55      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$887,752	$4,769,441	$—	$5,657,193
Consumer Staples	266,302	5,142,400	—	5,408,702
Energy	681,490	1,459,655	—	2,141,145
Financials	503,603	7,726,889	—	8,230,492
Health Care	31,486	6,182,026	—	6,213,512
Industrials	194,772	3,595,801	—	3,790,573
Information Technology	1,259,870	4,839,887	—	6,099,757
Materials	234,821	2,715,244	—	2,950,065
Telecommunication Services	28,528	1,788,887	—	1,817,415
Utilities	58,947	1,831,855	—	1,890,802
Preferred Stocks	7,249	—	508,520	515,769
Event-Linked Bonds	—	—	140,349	140,349
Investment Company	14,513,552	—	—	14,513,552
Total Investments, at Value	18,668,372	40,052,085	648,869	59,369,326
Other Financial Instruments:
Swaps, at value	—	1,154,464	—	1,154,464
Futures contracts	208,076	—	—	208,076
Total Assets	$18,876,448	$41,206,549	$648,869	$60,731,866
Liabilities Table
Other Financial Instruments:
Futures contracts	$(8,958)	$—	$—	$(8,958)
Total Liabilities	$(8,958)	$—	$—	$(8,958)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of October 31, 2019	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]
Assets Table
Investments, at Value:
Preferred Stocks	$1,959,347	$127,452	$45,300	$—
Event-Linked Bonds	1,298,796	40,583	(6,684)	—
Total Assets	$3,258,143	$168,035	$38,616	$—

a. Included in net investment income.

56      INVESCO ADVANTAGE INTERNATIONAL FUND

	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Value as of April 30, 2020
Assets Table
Investments, at Value:
Preferred Stocks	$—	$(1,623,579)	$—	$—	$508,520
Event-Linked Bonds	—	(1,192,346)	—	—	140,349

Total Assets	$—	$(2,815,925)	$—	$—	$648,869

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation
Assets Table
Investments, at Value:
Preferred Stocks	$45,300
Event-Linked Bonds	(6,684)

Total Assets	$38,616

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of April 30, 2020:

	Value as of April 30, 2020	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Preferred Stocks	$438,423	Pricing Service	N/A	N/A	N/A (a)
		Recent Transac-	Recent Transac-		$6.1629/share
Preferred Stocks	70,097	tion Price	tion Price	N/A	(b)
Event-Linked Bonds	140,349	Pricing Service	N/A	N/A	N/A (a)

Total	$648,869

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(b) The Fund fair values certain preferred stocks at the most recent transaction price occurring within the past three months. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These

57      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA

Master Agreement or other agreement for OTC derivative asset transactions as of April 30, 2020:

		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount
Bank of America NA	$372,033	$–	$–	$–	$372,033
Goldman Sachs
International	782,431	–	–	–	782,431

	$1,154,464	$–	$–	$–	$1,154,464

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

Value of Derivative Instruments at Period-End

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA

Master Agreement or other agreement for OTC derivative liability transactions as of April 30, 2020:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Volatility contracts	Swaps, at value	$1,154,464
Equity contracts	Futures contracts	208,076	*
Currency contracts				Futures contracts	$8,958	*

Total		$1,362,540			$8,958

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

58      INVESCO ADVANTAGE INTERNATIONAL FUND

Effect of Derivative Investments for the Six Months Ended April 30, 2020

The tables below summarize the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Option contracts written	Futures contracts	Swap contracts	Total
Currency contracts	$—	$(202,827)	$—	$(202,827)
Equity contracts	(423,525)	(1,165,619)	—	(1,589,144)
Volatility contracts	—	—	(1,075,100)	(1,075,100)

Total	$(423,525)	$(1,368,446)	$(1,075,100)	$(2,867,071)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Option contracts written	Futures contracts	Swap contracts	Total
Currency contracts	$—	$(12,158)	$—	$(12,158)
Equity contracts	102,404	(127,766)	—	(25,362)
Volatility contracts	—	—	1,154,464	1,154,464

Total	$102,404	$(139,924)	$1,154,464	$1,116,944

The table below summarizes the six months ended average notional value of futures contracts, swap agreements, and options agreements purchased during the period.

	Futures contracts	Written Index Options *	Swap agreements *
Average notional amount	$17,565,040	$19,194,967	$11,097,245
Average contracts		441

*Summarizes the three month average notional value of written index options and the two month average notional value of swaps.

Note 5 – Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the

59      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with JPMorgan Chase Bank, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. Effective May 5, 2020 the custodian changed to State Street Bank and Trust.

Note 7 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

Note 8 – Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $59,641,131 and $48,844,313, respectively. During the same period, sales of U.S. Treasury obligations were $254,678. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,600,208
Aggregate unrealized (depreciation) of investments	(4,105,396)

Net unrealized depreciation of investments	$(505,188)

Cost of investments for tax purposes is $ 61,197,199.

60      INVESCO ADVANTAGE INTERNATIONAL FUND

Note 9 – Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2020[1]		Year Ended October 31, 2019[2]
	Shares	Amount	Shares	Amount
Class A
Sold	129,300	$1,382,158	265,160	$2,735,421
Automatic Conversion Class C to Class A Shares	415	4,458	23,594	250,921
Dividends and/or distributions reinvested	4,863	55,103	47,840	450,172
Redeemed	(2,592,493)	(25,554,529)	(241,099)	(2,502,328)
Net increase (decrease)	(2,457,915)	$(24,112,810)	95,495	$934,186

Class C
Sold	43,060	$450,574	111,161	$1,133,228
Dividends and/or distributions reinvested	1,776	19,657	22,865	211,959
Automatic Conversion Class C to Class A Shares	(425)	(4,458)	(24,048)	(250,921)
Redeemed	(49,077)	(515,092)	(151,038)	(1,549,988)
Net increase (decrease)	(4,666)	$(49,319)	(41,060)	$(455,722)

Class R
Sold	65,103	$698,860	143,056	$1,463,383
Dividends and/or distributions reinvested	1,720	19,343	15,024	140,779
Redeemed	(39,844)	(383,852)	(95,106)	(987,968)
Net increase (decrease)	26,979	$334,351	62,974	$616,194

Class Y
Sold	34,825	$313,118	109,572	$1,079,142
Dividends and/or distributions reinvested	720	8,205	2,552	24,118
Redeemed	(88,434)	(878,483)	(23,788)	(241,578)
Net increase (decrease)	(52,889)	$(557,160)	88,336	$861,682

Class R5[3]
Sold	—	$—	974	$10,001
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	974	$10,001

Class R6
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for

61      INVESCO ADVANTAGE INTERNATIONAL FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

3. Commencement date after the close of business on May 24, 2019.

Note 10 - Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

62      INVESCO ADVANTAGE INTERNATIONAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

63      INVESCO ADVANTAGE INTERNATIONAL FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

64      INVESCO ADVANTAGE INTERNATIONAL FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.
Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

65      INVESCO ADVANTAGE INTERNATIONAL FUND

INVESCO’S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

66      INVESCO ADVANTAGE INTERNATIONAL FUND

•	Request that we amend, rectify, delete or update the personal data we hold about you;

•	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

67      INVESCO ADVANTAGE INTERNATIONAL FUND

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Explore High-Conviction Investing with Invesco
Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
∎ Fund reports and prospectuses
∎ Quarterly statements
∎ Daily confirmations
∎ Tax forms
Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-GLMAG-SAR-1 06272020

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer Global Fund
Nasdaq: A: OPPAX ⬛ C: OGLCX ⬛ R: OGLNX ⬛ Y: OGLYX ⬛ R5: GFDDX ⬛ R6: OGLIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer Global Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–5.79%
Class C Shares	–6.14
Class R Shares	–5.92
Class Y Shares	–5.67
Class R5 Shares	–5.63
Class R6 Shares	–5.60
MSCI All Country World Index	–7.68
Source(s): RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Oppenheimer Global Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/22/69)	10.87%
10 Years	7.65
5 Years	4.29
1 Year	–10.55

Class C Shares
Inception (10/2/95)	8.74%
10 Years	7.45
5 Years	4.67
1 Year	–6.98

Class R Shares
Inception (3/1/01)	6.14%
10 Years	7.95
5 Years	5.20
1 Year	–5.60

Class Y Shares
Inception (11/17/98)	8.72%
10 Years	8.53
5 Years	5.73
1 Year	–5.11

Class R5 Shares
10 Years	8.29%
5 Years	5.55
1 Year	–5.04

Class R6 Shares
Inception (1/27/12)	9.81%
5 Years	5.91
1 Year	–4.95

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Global Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Oppenheimer Global Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Oppenheimer Global Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.41%
Argentina–0.30%
Maternidad Swiss Medical Argentina(a)(b)	1,029,617,880	$ 27,831,601

Brazil–0.45%
StoneCo Ltd., Class A(a)	1,618,900	42,706,582

China–2.83%
JD.com, Inc., ADR(a)	6,161,480	265,559,788

France–9.55%
Airbus SE	3,129,088	198,928,361
Dassault Systemes SE	145,957	21,383,382
Kering S.A.	458,595	231,600,361
LVMH Moet Hennessy Louis Vuitton SE	1,040,130	402,311,381
Societe Generale S.A.	2,733,850	42,795,061
		897,018,546

Germany–4.27%
Allianz SE	257,514	47,705,402
Bayer AG	1,003,294	66,395,820
SAP SE	2,404,878	286,824,324
		400,925,546

India–3.19%
DLF Ltd.	88,938,649	172,011,567
ICICI Bank Ltd., ADR	13,081,577	127,676,192
		299,687,759

Italy–0.27%
Brunello Cucinelli S.p.A.	773,116	24,926,934

Japan–14.30%
Capcom Co. Ltd.	2,856,600	87,072,022
FANUC Corp.	598,400	98,672,657
Keyence Corp.	656,012	235,681,634
MINEBEA MITSUMI, Inc.	1,839,900	30,097,226
Murata Manufacturing Co. Ltd.	4,330,212	240,887,494
Nidec Corp.	3,819,432	221,844,797
Omron Corp.	2,246,400	131,898,267
Takeda Pharmaceutical Co. Ltd.	2,622,189	94,157,061
TDK Corp.	2,336,500	202,044,976
		1,342,356,134

Netherlands–0.95%
ASML Holding N.V.	79,142	23,509,031
uniQure N.V.(a)	1,031,898	65,669,989
		89,179,020

Spain–1.42%
Industria de Diseno Textil S.A.(a)	5,223,712	133,258,059

Sweden–2.71%
Assa Abloy AB, Class B	6,401,588	115,264,202
Atlas Copco AB, Class A	3,998,937	138,742,339
		254,006,541

	Shares	Value
Switzerland–0.21%
Credit Suisse Group AG	2,219,909	$ 20,103,498

United Kingdom–2.67%
Farfetch Ltd., Class A(a)	3,126,870	41,399,759
Prudential PLC	8,545,950	121,719,269
Unilever PLC	1,701,648	87,978,574
		251,097,602

United States–56.29%
Adobe, Inc.(a)	1,225,614	433,426,135
Agilent Technologies, Inc.	1,856,680	142,333,089
Alphabet, Inc., Class A(a)	615,013	828,238,007
Amazon.com, Inc.(a)	53,288	131,834,512
Anthem, Inc.	597,750	167,806,358
Avantor, Inc.(a)	5,874,297	98,746,933
Blueprint Medicines Corp.(a)	666,014	39,181,604
Centene Corp.(a)	1,696,120	112,927,670
Citigroup, Inc.	2,207,504	107,196,394
Colgate-Palmolive Co.	1,736,965	122,056,531
Electronic Arts, Inc.(a)	789,437	90,201,072
Equifax, Inc.	1,047,869	145,549,004
Facebook, Inc., Class A(a)	2,050,329	419,722,850
Fidelity National Information Services, Inc.	892,610	117,726,333
GlycoMimetics, Inc.(a)	962,998	2,686,764
Illumina, Inc.(a)	119,448	38,107,495
Incyte Corp.(a)	822,079	80,284,235
Intel Corp.	795,132	47,692,017
International Game Technology PLC	3,403,000	25,658,620
Intuit, Inc.	1,384,920	373,665,265
Ionis Pharmaceuticals, Inc.(a)	1,240,416	68,880,300
IQVIA Holdings, Inc.(a)	221,141	31,532,495
MacroGenics, Inc.(a)	2,401,800	17,292,960
Maxim Integrated Products, Inc.	4,220,473	232,041,606
Microsoft Corp.	571,949	102,498,980
PayPal Holdings, Inc.(a)	1,993,212	245,165,076
Phathom Pharmaceuticals, Inc.(a)	1,123,410	38,016,194
S&P Global, Inc.	1,519,633	445,070,113
Sage Therapeutics, Inc.(a)	565,744	22,052,701
Sarepta Therapeutics, Inc.(a)	523,480	61,707,822
United Parcel Service, Inc., Class B	1,263,180	119,572,619
Veracyte, Inc.(a)	1,307,840	35,272,445
Visa, Inc., Class A	463,805	82,891,230
Walt Disney Co. (The)	1,447,460	156,542,799
Zimmer Biomet Holdings, Inc.	852,879	102,089,616
		5,285,667,844
Total Common Stocks & Other Equity Interests (Cost $4,852,620,595)		9,334,325,454

Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	15,040,130	634,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer Global Fund

	Shares	Value
Money Market Funds–0.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d) (Cost $35,195,831)	35,195,831	$35,195,831
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $4,887,816,426)		9,370,156,177
OTHER ASSETS LESS LIABILITIES–0.21%		20,024,608
NET ASSETS–100.00%		$9,390,180,785

Investment Abbreviations:

ADR - American Depositary Receipt

Pfd.  - Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	October 31, 2019	at Cost	from Sales	Appreciation	(Loss)	April 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,620,687	$713,762,189	$(692,187,045)	$-	$-	$35,195,831	$258,874
Investments in Other Affiliates:
GlycoMimetics, Inc.**	13,509,355	-	(3,755,097)	15,983,314	(23,050,808)	2,686,764	-
Total	$27,130,042	$713,762,189	$(695,942,142)	$15,983,314	$(23,050,808)	$37,882,595	$258,874

**	As of April 30, 2020, this security was not considered as an affiliate of the Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	30.03%
Communication Services	16.85
Health Care	13.69
Consumer Discretionary	13.38
Industrials	11.68
Financials	9.72
Consumer Staples	2.24
Real Estate	1.83
Money Market Funds Plus Other Assets Less Liabilities	0.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer Global Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 4,852,620,595)	$9,334,960,346
Investments in affiliated money market funds, at value (Cost $ 35,195,831)	35,195,831
Cash	7,000,000
Receivable for:
Investments sold	78,785
Fund shares sold	4,223,729
Dividends	23,817,968
Investment for trustee deferred compensation and retirement plans	774,371
Other assets	192,746
Total assets	9,406,243,776

Liabilities:
Payable for:
Fund shares reacquired	8,940,898
Accrued foreign taxes	12,732
Accrued fees to affiliates	4,310,537
Accrued interest expense	1,746
Accrued trustees’ and officers’ fees and benefits	610,639
Accrued other operating expenses	1,412,068
Trustee deferred compensation and retirement plans	774,371
Total liabilities	16,062,991
Net assets applicable to shares outstanding	$9,390,180,785

Net assets consist of:
Shares of beneficial interest	$4,421,000,386
Distributable earnings	4,969,180,399
$9,390,180,785

Net Assets:
Class A	$5,457,592,640
Class C	$226,893,997
Class R	$177,159,085
Class Y	$1,838,047,798
Class R5	$9,950
Class R6	$1,690,477,315

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	64,944,033
Class C	3,002,177
Class R	2,125,592
Class Y	21,801,368
Class R5	118
Class R6	20,017,158
Class A:
Net asset value per share	$84.04
Maximum offering price per share (Net asset value of $84.04 ÷ 94.50%)	$88.93
Class C:
Net asset value and offering price per share	$75.58
Class R:
Net asset value and offering price per share	$83.35
Class Y:
Net asset value and offering price per share	$84.31
Class R5:
Net asset value and offering price per share	$84.32
Class R6:
Net asset value and offering price per share	$84.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer Global Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,605,397)	$46,241,855

Dividends from affiliated money market funds	258,874

Total investment income	46,500,729

Expenses:
Advisory fees	32,974,759

Administrative services fees	739,228

Custodian fees	449,347

Distribution fees:
Class A	6,980,673

Class C	1,301,889

Class R	493,746

Transfer agent fees – A, C, R and Y	6,931,004

Transfer agent fees – R6	37,391

Trustees’ and officers’ fees and benefits	5,564

Registration and filing fees	41,481

Reports to shareholders	274,895

Professional services fees	45,733

Other	(261,257)

Total expenses	50,014,453

Less: Fees waived and/or expense offset arrangement(s)	(65,750)

Net expenses	49,948,703

Net investment income (loss)	(3,447,974)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	505,607,845

Foreign currencies	(161,042)

505,446,803

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $493,851)	(1,082,661,151)

Foreign currencies	586,378

(1,082,074,773)

Net realized and unrealized gain (loss)	(576,627,970)

Net increase (decrease) in net assets resulting from operations	$(580,075,944)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended September 30, 2019

(Unaudited)

	Six Months Ended	One Month Ended	Year Ended
	April 30, 2020	October 31, 2019	September 30, 2019
Operations:
Net investment income (loss)	$(3,447,974)	$(1,206,978)	$59,306,843

Net realized gain	505,446,803	53,613,182	158,096,896

Change in net unrealized appreciation (depreciation)	(1,082,074,773)	473,353,686	(435,694,925)

Net increase (decrease) in net assets resulting from operations	(580,075,944)	525,759,890	(218,291,186)

Distributions to shareholders from distributable earnings:
Class A	(88,258,392)	–	(644,212,077)

Class C	(4,268,184)	–	(63,948,727)

Class R	(2,930,692)	–	(21,951,881)

Class Y	(28,337,555)	–	(209,603,608)

Class R5	(153)	–	–

Class R6	(26,220,136)	–	(184,803,850)

Total distributions from distributable earnings	(150,015,112)	–	(1,124,520,143)

Share transactions–net:
Class A	(366,634,110)	(80,658,315)	83,821,636

Class C	(27,472,538)	(6,132,258)	(302,493,819)

Class R	(18,652,784)	(3,178,723)	(6,781,822)

Class Y	5,428,700	(10,692,619)	2,836,340

Class R5	–	–	10,000

Class R6	(243,715,489)	(6,371,881)	679,741,497

Net increase (decrease) in net assets resulting from share transactions	(651,046,221)	(107,033,796)	457,133,832

Net increase (decrease) in net assets	(1,381,137,277)	418,726,094	(885,677,497)

Net assets:
Beginning of period	10,771,318,062	10,352,591,968	11,238,269,465

End of period	$9,390,180,785	$10,771,318,062	$10,352,591,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$90.42	$(0.07)		$(5.01)		$(5.08)	$(0.51)	$(0.79)	$(1.30)	$84.04	(5.78)%	$5,457,593	1.06	%(e)	1.06	%(e)	(0.16	)%(e)	5%
One month ended 10/31/19	86.02	(0.02)		4.42		4.40	–	–	–	90.42	5.11	6,250,324	1.06	(f)	1.06	(f)	(0.23	)(f)	1
Year ended 09/30/19	98.63	0.42		(3.48)		(3.06)	(0.40)	(9.15)	(9.55)	86.02	(2.09)	6,026,243	1.09		1.09		0.49		10
Year ended 09/30/18	95.03	0.38		8.90		9.28	(0.53)	(5.15)	(5.68)	98.63	10.08	6,759,414	1.10		1.10		0.38		14
Year ended 09/30/17	75.13	0.31		20.11		20.42	(0.52)	–	(0.52)	95.03	27.36	7,004,011	1.12		1.13		0.37		7
Year ended 09/30/16	74.79	0.47		3.75		4.22	(0.52)	(3.36)	(3.88)	75.13	5.62	6,391,711	1.13		1.13		0.64		6
Year ended 09/30/15	80.61	0.61	(g)	(1.95	)(g)	(1.34)	(0.66)	(3.82)	(4.48)	74.79	(1.87)	6,935,324	1.13		1.13		0.76		11
Class C
Six months ended 04/30/20	81.75	(0.37)		(4.50)		(4.87)	(0.51)	(0.79)	(1.30)	75.58	(6.15)	226,894	1.83	(e)	1.83	(e)	(0.92	)(e)	5
One month ended 10/31/19	77.82	(0.07)		4.00		3.93	–	–	–	81.75	5.05	274,378	1.82	(f)	1.82	(f)	(0.99	)(f)	1
Year ended 09/30/19	90.43	(0.22)		(3.24)		(3.46)	–	(9.15)	(9.15)	77.82	(2.85)	267,208	1.86		1.86		(0.28)		10
Year ended 09/30/18	87.71	(0.34)		8.21		7.87	–	(5.15)	(5.15)	90.43	9.24	646,353	1.86		1.86		(0.38)		14
Year ended 09/30/17	69.39	(0.30)		18.62		18.32	–	–	–	87.71	26.40	647,114	1.88		1.89		(0.40)		7
Year ended 09/30/16	69.37	(0.08)		3.46		3.38	–	(3.36)	(3.36)	69.39	4.80	626,045	1.90		1.90		(0.12)		6
Year ended 09/30/15	75.10	(0.01	)(g)	(1.79	)(g)	(1.80)	(0.11)	(3.82)	(3.93)	69.37	(2.60)	674,573	1.90		1.90		(0.01)		11
Class R
Six months ended 04/30/20	89.81	(0.19)		(4.97)		(5.16)	(0.51)	(0.79)	(1.30)	83.35	(5.91)	177,159	1.33	(e)	1.33	(e)	(0.42	)(e)	5
One month ended 10/31/19	85.46	(0.04)		4.39		4.35	–	–	–	89.81	5.09	209,838	1.32	(f)	1.32	(f)	(0.49	)(f)	1
Year ended 09/30/19	98.01	0.19		(3.44)		(3.25)	(0.15)	(9.15)	(9.30)	85.46	(2.35)	202,819	1.35		1.35		0.22		10
Year ended 09/30/18	94.48	0.12		8.86		8.98	(0.30)	(5.15)	(5.45)	98.01	9.79	237,458	1.36		1.36		0.12		14
Year ended 09/30/17	74.69	0.09		20.02		20.11	(0.32)	–	(0.32)	94.48	27.04	226,446	1.38		1.39		0.11		7
Year ended 09/30/16	74.35	0.28		3.72		4.00	(0.30)	(3.36)	(3.66)	74.69	5.33	210,141	1.39		1.39		0.39		6
Year ended 09/30/15	80.17	0.39	(g)	(1.93	)(g)	(1.54)	(0.46)	(3.82)	(4.28)	74.35	(2.13)	224,577	1.40		1.40		0.49		11
Class Y
Six months ended 04/30/20	90.61	0.03		(5.03)		(5.00)	(0.51)	(0.79)	(1.30)	84.31	(5.69)	1,838,048	0.83	(e)	0.83	(e)	0.08	(e)	5
One month ended 10/31/19	86.18	–		4.43		4.43	–	–	–	90.61	5.14	1,985,139	0.82	(f)	0.82	(f)	0.00	(f)	1
Year ended 09/30/19	98.88	0.62		(3.51)		(2.89)	(0.66)	(9.15)	(9.81)	86.18	(1.88)	1,899,009	0.86		0.86		0.72		10
Year ended 09/30/18	95.27	0.61		8.92		9.53	(0.77)	(5.15)	(5.92)	98.88	10.33	2,158,393	0.87		0.87		0.62		14
Year ended 09/30/17	75.32	0.49		20.16		20.65	(0.70)	–	(0.70)	95.27	27.66	1,589,161	0.88		0.89		0.59		7
Year ended 09/30/16	75.00	0.65		3.76		4.41	(0.73)	(3.36)	(4.09)	75.32	5.87	1,182,183	0.90		0.90		0.90		6
Year ended 09/30/15	80.81	0.78	(g)	(1.94	)(g)	(1.16)	(0.83)	(3.82)	(4.65)	75.00	(1.64)	1,256,847	0.90		0.90		0.96		11
Class R5
Six months ended 04/30/20	90.55	0.10		(5.03)		(4.93)	(0.51)	(0.79)	(1.30)	84.32	(5.61)	10	0.68	(e)	0.68	(e)	0.22	(e)	5
One month ended 10/31/19	86.12	0.01		4.42		4.43	–	–	–	90.55	5.15	11	0.66	(f)	0.66	(f)	0.17	(f)	1
Period ended 09/30/19(h)	84.75	0.26		1.11		1.37	–	–	–	86.12	1.61	10	0.75	(f)	0.75	(f)	0.83	(f)	10
Class R6
Six months ended 04/30/20	90.69	0.11		(5.05)		(4.94)	(0.51)	(0.79)	(1.30)	84.45	(5.61)	1,690,477	0.67	(e)	0.67	(e)	0.23	(e)	5
One month ended 10/31/19	86.25	0.01		4.43		4.44	–	–	–	90.69	5.15	2,051,628	0.67	(f)	0.67	(f)	0.16	(f)	1
Year ended 09/30/19	98.97	0.76		(3.51)		(2.75)	(0.82)	(9.15)	(9.97)	86.25	(1.70)	1,957,302	0.69		0.69		0.88		10
Year ended 09/30/18	95.35	0.77		8.92		9.69	(0.92)	(5.15)	(6.07)	98.97	10.52	1,436,651	0.69		0.69		0.78		14
Year ended 09/30/17	75.40	0.70		20.10		20.80	(0.85)	–	(0.85)	95.35	27.91	1,005,841	0.70		0.70		0.84		7
Year ended 09/30/16	75.07	0.80		3.77		4.57	(0.88)	(3.36)	(4.24)	75.40	6.05	663,292	0.71		0.71		1.11		6
Year ended 09/30/15	80.92	0.95	(g)	(1.96	)(g)	(1.01)	(1.02)	(3.82)	(4.84)	75.07	(1.44)	499,965	0.71		0.71		1.18		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $6,045,442, $261,808, $198,583, $1,987,171, $11 and $1,869,228 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)

Net investment income (loss) per share, net realized and unrealized gain (loss) per share and the net investment income (loss) ratio include an adjustment for a prior period reclassification for the year ended September 30, 2015.

(h)	For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer Global Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco Oppenheimer Global Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts –The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                     Invesco Oppenheimer Global Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Next $2.5 billion	0.600%
Next $4 billion	0.580%
Next $8 billion	0.560%
Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.15%, 1.89%, 1.39%, 0.89%, 0.75%, and 0.70% , respectively, of average daily net assets (the “expense limits”) .In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $18,509.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $148,769 in front-end sales commissions from the sale of Class A shares and $4,305 and $5,856 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

14                     Invesco Oppenheimer Global Fund

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$–	$–	$27,831,601	$27,831,601
Brazil	42,706,582	–	–	42,706,582
China	265,559,788	–	–	265,559,788
France	–	897,018,546	–	897,018,546
Germany	–	400,925,546	–	400,925,546
India	128,311,084	172,011,567	–	300,322,651
Italy	–	24,926,934	–	24,926,934
Japan	–	1,342,356,134	–	1,342,356,134
Netherlands	65,669,989	23,509,031	–	89,179,020
Spain	–	133,258,059	–	133,258,059
Sweden	–	254,006,541	–	254,006,541
Switzerland	–	20,103,498	–	20,103,498
United Kingdom	41,399,759	209,697,843	–	251,097,602
United States	5,285,667,844	–	–	5,285,667,844
Money Market Funds	35,195,831	–	–	35,195,831
Total Investments	$5,864,510,877	$3,477,813,699	$27,831,601	$9,370,156,177

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Fund engaged in securities purchases of $237,859.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $47,241.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

15                     Invesco Oppenheimer Global Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $484,688,183 and $1,308,646,443, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,726,135,532

Aggregate unrealized (depreciation) of investments	(256,369,735)

Net unrealized appreciation of investments	$4,469,765,797

Cost of investments for tax purposes is $4,900,390,380.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		One Month Ended October 31, 2019		Year ended September 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,184,060	$192,009,083	305,253	$26,612,228	7,833,389	$678,594,057

Class C	186,823	15,011,877	29,760	2,354,344	472,034	36,239,072

Class R	163,893	14,334,199	21,262	1,847,460	384,575	32,601,280

Class Y	3,269,757	297,900,831	340,470	29,957,811	4,797,756	408,527,888

Class R5(b)	-	-	-	-	118	10,000

Class R6	1,618,083	145,448,263	259,683	22,532,695	11,105,303	948,086,377

Issued as reinvestment of dividends:
Class A	868,089	82,407,767	-	-	7,920,817	617,268,800

Class C	47,741	4,087,570	-	-	889,014	63,075,486

Class R	30,963	2,917,951	-	-	275,176	21,350,942

Class Y	266,718	25,378,194	-	-	2,569,730	200,259,104

Class R6	273,804	26,082,561	-	-	2,346,782	182,790,847

Automatic conversion of Class C shares to Class A shares:
Class A	120,746	10,786,434	-	-	-	-

Class C	(134,003)	(10,786,434)	-	-	-	-

Reacquired:
Class A	(7,355,074)	(651,837,394)	(1,234,244)	(107,270,543)	(14,230,311)	(1,212,041,221)

Class C	(454,703)	(35,785,551)	(106,938)	(8,486,602)	(5,075,155)	(401,808,377)

Class R	(405,827)	(35,904,934)	(58,057)	(5,026,183)	(709,256)	(60,734,044)

Class Y	(3,644,864)	(317,850,325)	(465,691)	(40,650,430)	(7,161,948)	(605,950,652)

Class R6	(4,498,223)	(415,246,313)	(330,479)	(28,904,576)	(5,273,251)	(451,135,727)

Net increase (decrease) in share activity	(7,462,017)	$(651,046,221)	(1,238,981)	$(107,033,796)	6,144,773	$457,133,832

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 5% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Fund to Invesco Global Fund.

16                     Invesco Oppenheimer Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$942.10	$5.12	$1,019.59	$5.32	1.06%
Class C	1,000.00	938.60	8.82	1,015.76	9.17	1.83
Class R	1,000.00	940.80	6.42	1,018.25	6.67	1.33
Class Y	1,000.00	943.30	4.01	1,020.74	4.17	0.83
Class R5	1,000.00	943.70	3.29	1,021.48	3.42	0.68
Class R6	1,000.00	944.00	3.24	1,021.53	3.37	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Oppenheimer Global Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLBL-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer Global Focus Fund
Nasdaq:
A: GLVAX ⬛ C: GLVCX ⬛ R: GLVNX ⬛ Y: GLVYX ⬛ R5: GFFDX ⬛ R6: GLVIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer Global Focus Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.03%
Class C Shares	11.61
Class R Shares	11.90
Class Y Shares	12.16
Class R5 Shares	12.24
Class R6 Shares	12.28
MSCI All Country World Index	-7.68
Source(s): RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index(es), including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

3                     Invesco Oppenheimer Global Focus Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (10/1/07)	6.14%
10 Years	8.81
5 Years	6.75
1 Year	3.49

Class C Shares
Inception (10/1/07)	6.03%
10 Years	8.59
5 Years	7.15
1 Year	7.72

Class R Shares
Inception (10/1/07)	6.42%
10 Years	9.14
5 Years	7.69
1 Year	9.25

Class Y Shares
Inception (10/1/07)	6.99%
10 Years	9.72
5 Years	8.22
1 Year	9.77

Class R5 Shares
10 Years	9.46%
5 Years	8.04
1 Year	9.90

Class R6 Shares
Inception (8/28/12)	11.61%
5 Years	8.42
1 Year	9.99

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Focus Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Global Focus Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Oppenheimer Global Focus Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Oppenheimer Global Focus Fund

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.18%
Aerospace & Defense–1.04%
Airbus SE (France)	66,042	$ 4,198,548

Application Software–13.70%
Alteryx, Inc., Class A(b)	89,086	10,082,754
Nice Ltd., ADR (Israel)(b)	73,144	12,017,559
salesforce.com, inc.(b)	125,651	20,349,179
Splunk, Inc.(b)	90,658	12,724,757
		55,174,249

Biotechnology–2.41%
BeiGene Ltd., ADR (China)(b)	45,549	6,961,254
Twist Bioscience Corp.(b)	83,644	2,735,995
		9,697,249

Data Processing & Outsourced Services–7.64%
Mastercard, Inc., Class A	57,078	15,694,738
PayPal Holdings, Inc.(b)	122,611	15,081,153
		30,775,891

Health Care Equipment–0.80%
ABIOMED, Inc.(b)	16,822	3,217,207

Health Care Supplies–0.86%
Coloplast A/S, Class B (Denmark)	21,941	3,464,936

Integrated Telecommunication Services–2.76%
Cellnex Telecom S.A. (Spain)(b)(c)	212,261	11,130,347

Interactive Media & Services–15.96%
Alphabet, Inc., Class A(b)	12,551	16,902,432
Facebook, Inc., Class A(b)	153,439	31,410,498
Tencent Holdings Ltd. (China)	238,700	12,663,776
Yandex N.V., Class A (Russia)(b)	87,166	3,293,131
		64,269,837

Internet & Direct Marketing Retail–9.78%
Alibaba Group Holding Ltd., ADR (China)(b)	82,983	16,818,165
Amazon.com, Inc.(b)	9,124	22,572,776
		39,390,941

Internet Services & Infrastructure–5.19%
Okta, Inc.(b)	36,630	5,542,119
Twilio, Inc., Class A(b)	136,667	15,347,704
		20,889,823

	Shares	Value
Life Sciences Tools & Services–14.49%
Biotage AB (Sweden)	174,659	$ 2,174,493
Illumina, Inc.(b)	57,288	18,276,591
Lonza Group AG (Switzerland)	21,974	9,603,904
Tecan Group AG, Class R (Switzerland)	19,542	6,311,047
Thermo Fisher Scientific, Inc.	44,900	15,027,132
Wuxi Biologics Cayman, Inc. (China)(b)(c)	450,000	6,978,632
		58,371,799

Pharmaceuticals–7.82%
Bayer AG (Germany)	122,716	8,121,079
Bristol-Myers Squibb Co.	182,710	11,110,595
Novo Nordisk A/S, Class B (Denmark)	191,815	12,248,163
		31,479,837

Research & Consulting Services–2.88%
IHS Markit Ltd.	172,157	11,586,166

Semiconductors–1.05%
QUALCOMM, Inc.	53,995	4,247,787

Specialty Chemicals–2.24%
Chr. Hansen Holding A/S (Denmark)	104,731	9,035,320

Systems Software–7.90%
Crowdstrike Holdings, Inc., Class A(b)	152,392	10,310,843
ServiceNow, Inc.(b)	61,137	21,492,101
		31,802,944

Trucking–1.66%
Uber Technologies, Inc.(b)	220,691	6,680,317
Total Common Stocks & Other Equity Interests (Cost $257,815,275)		395,413,198

Money Market Funds–1.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.20% (Cost $6,502,452)(d)(e)	6,502,452	6,502,452
TOTAL INVESTMENTS IN SECURITIES–99.80% (Cost $264,317,727)		401,915,650
OTHER ASSETS LESS LIABILITIES–0.20%		823,174
NET ASSETS–100.00%		$402,738,824

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer Global Focus Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $18,108,979, which represented 4.50% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$38,410,207	$(31,907,755)	$-	$-	$6,502,452	$4,654

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	35.48%
Health Care	26.38
Communication Services	18.72
Consumer Discretionary	9.78
Industrials	5.58
Materials	2.24
Money Market Funds Plus Other Assets Less Liabilities	1.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer Global Focus Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $257,815,275)	$395,413,198
Investments in affiliated money market funds, at value (Cost $6,502,452)	6,502,452
Cash	100,000
Foreign currencies, at value (Cost $98)	101
Receivable for:
Fund shares sold	1,478,703
Dividends	1,018,729
Investment for trustee deferred compensation and retirement plans	12,887
Other assets	145,763
Total assets	404,671,833

Liabilities:
Payable for:
Fund shares reacquired	1,494,146
Accrued fees to affiliates	245,976
Accrued other operating expenses	180,000
Trustee deferred compensation and retirement plans	12,887
Total liabilities	1,933,009
Net assets applicable to shares outstanding	$402,738,824

Net assets consist of:
Shares of beneficial interest	$233,230,167
Distributable earnings	169,508,657
$402,738,824

Net Assets:
Class A	$162,664,608
Class C	$46,806,255
Class R	$11,311,559
Class Y	$160,091,548
Class R5	$10,587
Class R6	$21,854,267

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,020,220
Class C	952,417
Class R	216,826
Class Y	2,895,257
Class R5	195.85
Class R6	389,507
Class A:
Net asset value per share	$53.86
Maximum offering price per share (Net asset value of $53.86 ÷ 94.50%)	$56.99
Class C:
Net asset value and offering price per share	$49.14
Class R:
Net asset value and offering price per share	$52.17
Class Y:
Net asset value and offering price per share	$55.29
Class R5:
Net asset value and offering price per share	$54.06
Class R6:
Net asset value and offering price per share	$56.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer Global Focus Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $159,084)	$1,494,074

Dividends from affiliated money market funds	4,654

Total investment income	1,498,728

Expenses:
Advisory fees	1,584,283

Administrative services fees	28,902

Custodian fees	74,758

Distribution fees:
Class A	184,276

Class C	223,183

Class R	26,053

Transfer agent fees – A, C, R and Y	248,460

Transfer agent fees – R6	1,261

Trustees’ and officers’ fees and benefits	1,122

Registration and filing fees	23,587

Reports to shareholders	58,927

Professional services fees	23,804

Other	11,167

Total expenses	2,489,783

Less: Fees waived and/or expense offset arrangement(s)	(43,451)

Net expenses	2,446,332

Net investment income (loss)	(947,604)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	37,447,520

Foreign currencies	32,633

37,480,153

Change in net unrealized appreciation (depreciation) of:
Investment securities	9,719,128

Foreign currencies	(188)

9,718,940

Net realized and unrealized gain	47,199,093

Net increase in net assets resulting from operations	$46,251,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer Global Focus Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended April 30, 2019

(Unaudited)

	Six Months Ended April 30, 2020	Six Months Ended October 31, 2019	Year Ended April 30, 2019

Operations:
Net investment income (loss)	$(947,604)	$(1,314,341)	$(928,007)

Net realized gain	37,480,153	40,571,189	662,042

Change in net unrealized appreciation (depreciation)	9,718,940	(58,586,566)	57,611,090

Net increase (decrease) in net assets resulting from operations	46,251,489	(19,329,718)	57,345,125

Distributions to shareholders from distributable earnings:
Class A	(14,079,191)	–	(5,161,344)

Class C	(4,595,162)	–	(2,126,031)

Class R	(980,122)	–	(316,929)

Class Y	(12,860,914)	–	(9,705,305)

Class R5	(1,022)	–	–

Class R6	(3,992,852)	–	(3,303,642)

Total distributions from distributable earnings	(36,509,263)	–	(20,613,251)

Share transactions–net:
Class A	14,180,590	(6,448,556)	(919,943)

Class C	3,149,902	(10,762,438)	(4,647,399)

Class R	1,464,998	29,511	1,584,945

Class Y	16,821,215	(152,166,902)	20,840,692

Class R5	–	10,000	–

Class R6	(93,465,535)	(14,516,075)	20,421,920

Net increase (decrease) in net assets resulting from share transactions	(57,848,830)	(183,854,460)	37,280,215

Net increase (decrease) in net assets	(48,106,604)	(203,184,178)	74,012,089

Net assets:
Beginning of period	450,845,428	654,029,606	580,017,517

End of period	$402,738,824	$450,845,428	$654,029,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer Global Focus Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$52.99	$(0.14)		$6.23	$6.09	$(5.22)	$53.86	12.03%	$162,665	1.27	%(e)	1.28	%(e)	(0.53	)%(e)	24%
Six months ended 10/31/19	54.20	(0.16)		(1.05)	(1.21)	–	52.99	(2.23)	145,332	1.27	(f)	1.31	(f)	(0.60	)(f)	20
Year ended 04/30/19	51.71	(0.13)		4.48	4.35	(1.86)	54.20	9.11	155,251	1.25		1.25		(0.26)		46
Year ended 04/30/18	45.73	(0.24)		7.15	6.91	(0.93)	51.71	15.17	148,492	1.27		1.28		(0.47)		63
Year ended 04/30/17	39.26	(0.12)		6.59	6.47	–	45.73	16.51	145,248	1.30		1.30		(0.29)		59
Year ended 04/30/16	42.91	(0.08)		(3.57)	(3.65)	–	39.26	(8.53)	176,181	1.30		1.30		(0.20)		89
Year ended 04/30/15	42.01	0.02		1.63	1.65	(0.75)	42.91	3.94	231,060	1.31		1.31		0.04		102
Class C
Six months ended 04/30/20	48.95	(0.30)		5.71	5.41	(5.22)	49.14	11.61	46,806	2.01	(e)	2.04	(e)	(1.27	)(e)	24
Six months ended 10/31/19	50.26	(0.33)		(0.98)	(1.31)	–	48.95	(2.60)	43,574	2.01	(f)	2.07	(f)	(1.34	)(f)	20
Year ended 04/30/19	48.45	(0.49)		4.16	3.67	(1.86)	50.26	8.28	55,891	2.01		2.01		(1.02)		46
Year ended 04/30/18	43.23	(0.59)		6.74	6.15	(0.93)	48.45	14.29	58,385	2.02		2.03		(1.23)		63
Year ended 04/30/17	37.39	(0.42)		6.26	5.84	–	43.23	15.62	54,019	2.06		2.06		(1.06)		59
Year ended 04/30/16	41.18	(0.37)		(3.42)	(3.79)	–	37.39	(9.20)	70,795	2.06		2.06		(0.96)		89
Year ended 04/30/15	40.65	(0.30)		1.58	1.28	(0.75)	41.18	3.16	89,540	2.07		2.07		(0.75)		102
Class R
Six months ended 04/30/20	51.54	(0.20)		6.05	5.85	(5.22)	52.17	11.90	11,312	1.52	(e)	1.54	(e)	(0.78	)(e)	24
Six months ended 10/31/19	52.79	(0.22)		(1.03)	(1.25)	–	51.54	(2.37)	9,692	1.52	(f)	1.57	(f)	(0.85	)(f)	20
Year ended 04/30/19	50.53	(0.26)		4.38	4.12	(1.86)	52.79	8.84	9,895	1.51		1.51		(0.52)		46
Year ended 04/30/18	44.82	(0.36)		7.00	6.64	(0.93)	50.53	14.88	7,812	1.52		1.53		(0.73)		63
Year ended 04/30/17	38.57	(0.23)		6.48	6.25	–	44.82	16.21	6,898	1.56		1.56		(0.56)		59
Year ended 04/30/16	42.27	(0.18)		(3.52)	(3.70)	–	38.57	(8.76)	7,709	1.55		1.55		(0.46)		89
Year ended 04/30/15	41.50	(0.12)		1.64	1.52	(0.75)	42.27	3.70	8,113	1.53		1.53		(0.30)		102
Class Y
Six months ended 04/30/20	54.21	(0.07)		6.37	6.30	(5.22)	55.29	12.16	160,092	1.02	(e)	1.04	(e)	(0.28	)(e)	24
Six months ended 10/31/19	55.39	(0.10)		(1.08)	(1.18)	–	54.21	(2.13)	138,470	1.02	(f)	1.07	(f)	(0.36	)(f)	20
Year ended 04/30/19	52.67	(0.01)		4.59	4.58	(1.86)	55.39	9.36	301,919	1.02		1.02		(0.03)		46
Year ended 04/30/18	46.46	(0.12)		7.26	7.14	(0.93)	52.67	15.44	266,886	1.03		1.04		(0.24)		63
Year ended 04/30/17	39.78	(0.00	)(g)	6.68	6.68	–	46.46	16.79	250,427	1.05		1.05		(0.01)		59
Year ended 04/30/16	43.38	0.02		(3.62)	(3.60)	–	39.78	(8.28)	109,761	1.05		1.05		0.04		89
Year ended 04/30/15	42.35	0.08		1.70	1.78	(0.75)	43.38	4.22	132,678	1.05		1.07		0.20		102
Class R5
Six months ended 04/30/20	53.08	(0.04)		6.24	6.20	(5.22)	54.06	12.24	11	0.90	(e)	0.90	(e)	(0.16	)(e)	24
Period ended 10/31/19(h)	51.06	(0.05)		2.07	2.02	–	53.08	3.96	10	0.90	(f)	0.92	(f)	(0.23	)(f)	20
Class R6
Six months ended 04/30/20	54.89	(0.03)		6.47	6.44	(5.22)	56.11	12.28	21,854	0.85	(e)	0.90	(e)	(0.11	)(e)	24
Six months ended 10/31/19	56.03	(0.05)		(1.09)	(1.14)	–	54.89	(2.03)	113,768	0.85	(f)	0.87	(f)	(0.18	)(f)	20
Year ended 04/30/19	53.16	0.08		4.65	4.73	(1.86)	56.03	9.56	131,074	0.85		0.85		0.15		46
Year ended 04/30/18	46.80	(0.02)		7.31	7.29	(0.93)	53.16	15.65	98,443	0.85		0.85		(0.05)		63
Year ended 04/30/17	40.00	0.05		6.75	6.80	–	46.80	17.00	75,145	0.86		0.86		0.13		59
Year ended 04/30/16	43.53	0.08		(3.61)	(3.53)	–	40.00	(8.11)	72,137	0.86		0.86		0.20		89
Year ended 04/30/15	42.42	0.18		1.68	1.86	(0.75)	43.53	4.40	18,703	0.87		0.87		0.43		102

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $152,324, $44,882, $10,479, $142,819, $10 and $54,998 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Amount represents less than $0.005.
(h)	Commencement date after the close of business on May 24,2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer Global Focus Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

12                     Invesco Oppenheimer Global Focus Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

13                     Invesco Oppenheimer Global Focus Fund

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.27%, 2.01%, 1.52%, 1.02%, 0.90%, and 0.85%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $439 and reimbursed class level expenses of $6,871, $5,538, $848, $13,180, $0 and $13,598 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $17,221 in front-end sales commissions from the sale of Class A shares and $5,578 and $709 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$309,482,952	$85,930,246	$–	$395,413,198
Money Market Funds	6,502,452	–	–	6,502,452
Total Investments	$315,985,404	$85,930,246	$–	$401,915,650

14                     Invesco Oppenheimer Global Focus Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,977.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $97,812,467 and $200,941,836, respectively. Cost of investments, including any derivatives, on a tax basis, includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$133,598,513

Aggregate unrealized (depreciation) of investments	(600,165)

Net unrealized appreciation of investments	$132,998,348

Cost of investments for tax purposes is $268,917,302.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Six Months Ended		Year ended
	April 30, 2020(a)		October 31, 2019		April 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	370,950	$18,802,013	138,031	$7,261,420	488,290	$25,088,454
Class C	133,309	6,347,907	35,592	1,720,913	152,895	7,202,424
Class R	38,079	1,929,284	23,105	1,176,671	60,022	3,005,653
Class Y	784,055	39,945,480	442,609	23,782,088	2,297,925	118,606,099
Class R5(b)	–	–	196	10,000	–	–
Class R6	74,322	3,958,829	92,795	4,987,731	908,696	43,054,151

Issued as reinvestment of dividends:
Class A	261,532	13,338,156	–	–	111,675	5,092,381
Class C	89,929	4,196,996	–	–	49,054	2,079,902
Class R	19,687	973,520	–	–	7,118	316,388
Class Y	207,499	10,856,339	–	–	205,504	9,566,198
Class R6	74,981	3,977,731	–	–	70,201	3,303,642

15                     Invesco Oppenheimer Global Focus Fund

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Six Months Ended October 31, 2019		Year ended April 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	9,924	$498,324	120,423	$6,311,091	–	$–

Class C	(10,862)	(498,324)	(130,062)	(6,311,091)	–	–

Reacquired:
Class A	(364,638)	(18,457,903)	(380,155)	(20,021,067)	(607,672)	(31,100,778)

Class C	(150,062)	(6,896,677)	(127,445)	(6,172,260)	(294,971)	(13,929,725)

Class R	(28,984)	(1,437,806)	(22,515)	(1,147,160)	(34,273)	(1,737,096)

Class Y	(650,445)	(33,980,604)	(3,339,207)	(175,948,990)	(2,119,769)	(107,331,605)

Class R6	(1,832,427)	(101,402,095)	(359,610)	(19,503,806)	(491,186)	(25,935,873)

Net increase (decrease) in share activity	(973,151)	$(57,848,830)	(3,506,243)	$(183,854,460)	803,509	$37,280,215

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Focus Fund to Invesco Global Focus Fund.

16                     Invesco Oppenheimer Global Focus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$1,120.30	$6.70	$1,018.55	$6.37	1.27%
Class C	1,000.00	1,116.10	10.58	1,014.87	10.07	2.01
Class R	1,000.00	1,119.00	8.01	1,017.30	7.62	1.52
Class Y	1,000.00	1,121.60	5.38	1,019.79	5.12	1.02
Class R5	1,000.00	1,122.40	4.75	1,020.39	4.52	0.90
Class R6	1,000.00	1,122.80	4.49	1,020.64	4.27	0.85

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Oppenheimer Global Focus Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLF-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer Global Opportunities Fund
Nasdaq:
A: OPGIX ∎ C: OGICX ∎ R: OGINX ∎ Y: OGIYX ∎ R5: GOFFX ∎ R6: OGIIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer Global Opportunities Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–0.78%
Class C Shares	–1.15
Class R Shares	–0.94
Class Y Shares	–0.66
Class R5 Shares	–0.62
Class R6 Shares	–0.58
MSCI All Country World Index	–7.68
Source(s): RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

3                     Invesco Oppenheimer Global Opportunities Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (10/22/90)	11.08%
10 Years	9.27
5 Years	10.96
1 Year	–11.36

Class C Shares
Inception (12/1/93)	10.96%
10 Years	9.06
5 Years	11.38
1 Year	–7.76

Class R Shares
Inception (3/1/01)	8.46%
10 Years	9.57
5 Years	11.93
1 Year	–6.46

Class Y Shares
Inception (2/1/01)	8.41%
10 Years	10.17
5 Years	12.49
1 Year	–5.97

Class R5 Shares
10 Years	9.92%
5 Years	12.29
1 Year	–5.89

Class R6 Shares
Inception (1/27/12)	11.77%
5 Years	12.69
1 Year	–5.82

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Opportunities Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Global Opportunities Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Oppenheimer Global Opportunities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Oppenheimer Global Opportunities Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.06%
Argentina–0.37%
Globant S.A.(a)	200,000	$ 23,134,000

Belgium–2.01%
Biocartis N.V.(b)(c)	6,000,000	32,909,415
Ion Beam Applications(a)	400,000	3,320,864
Materialise N.V., ADR(c)	3,100,000	63,426,000
Umicore S.A.	600,000	25,943,839
		125,600,118

Canada–0.27%
BlackBerry Ltd.(a)	4,000,000	17,120,000

Denmark–4.30%
Bang & Olufsen A/S(a)	2,000,000	6,245,559
Bavarian Nordic A/S(a)(c)	2,880,000	68,007,867
Genmab A/S(a)	300,000	72,242,193
H Lundbeck A/S	2,000,000	72,952,057
Novozymes A/S, Class B	1,000,000	49,054,645
		268,502,321

Finland–0.45%
Rovio Entertainment OYJ(b)(c)	4,700,000	28,157,632

France–1.30%
Adevinta ASA, Class B(a)	900,000	7,448,714
Mersen S.A.	1,000,000	21,998,962
Technicolor S.A.(a)(c)	29,700,000	6,864,659
Teleperformance	200,000	44,854,760
		81,167,095

Germany–4.90%
AIXTRON SE(a)	4,000,000	37,335,569
Aumann AG(b)(c)	1,000,000	11,119,992
Basler AG(c)	600,000	30,750,198
Carl Zeiss Meditec AG, BR	700,000	69,085,591
Manz AG(a)(c)	500,000	7,812,573
MorphoSys AG(a)	700,000	73,688,310
PVA TePla AG(c)	2,050,000	22,467,540
Rational AG	80,000	38,665,912
SLM Solutions Group AG(c)	2,000,000	14,786,439
		305,712,124

Ireland–0.80%
Flutter Entertainment PLC	406,701	49,988,881

Israel–1.05%
Wix.com Ltd.(a)	500,000	65,405,000

Italy–2.02%
Amplifon S.p.A.	1,000,000	22,969,529
Brunello Cucinelli S.p.A.	1,500,000	48,363,248
Freni Brembo S.p.A.	2,000,000	17,059,421
Moncler S.p.A.	1,000,000	37,677,061
		126,069,259

Japan–11.89%
Comture Corp.(c)	3,000,000	60,447,548

	Shares	Value
Japan–(continued)
CyberAgent, Inc.	1,300,000	$ 54,654,450
Disco Corp.	200,000	44,924,939
Jeol Ltd.(c)	2,500,000	74,074,945
M3, Inc.	4,000,000	143,860,439
Nidec Corp.	600,000	34,849,914
Nikon Corp.	2,000,000	18,636,355
Optex Group Co. Ltd.(c)	2,000,000	22,804,396
PeptiDream, Inc.(a)	3,000,000	112,461,120
Rakuten, Inc.	6,000,000	50,806,414
Rheon Automatic Machinery Co. Ltd.	1,000,000	11,318,263
THK Co. Ltd.	2,000,000	48,038,666
Yaskawa Electric Corp.	2,000,000	65,747,882
		742,625,331

Luxembourg–1.78%
Eurofins Scientific SE	200,000	110,782,855

Norway–1.64%
Mowi ASA	4,000,000	68,654,991
Nordic Semiconductor ASA(a)	5,750,358	33,985,653
		102,640,644

Sweden–4.63%
Addtech AB, Class B	1,000,000	27,336,721
Beijer Ref AB	2,000,000	41,479,321
Boozt AB(a)(b)(c)	3,750,000	23,189,219
Hansa Biopharma AB(a)	1,938,841	23,424,521
Indutrade AB	2,000,000	64,395,940
Midsona AB, Class B	1,000,000	5,511,361
Oncopeptides AB(a)(b)	2,000,000	26,475,175
RaySearch Laboratories AB(c)	4,000,000	30,646,036
Recipharm AB, Class B	2,000,000	23,971,525
Tobii AB(a)	3,000,000	8,469,760
Xvivo Perfusion AB(a)	1,000,000	14,000,182
		288,899,761

Switzerland–0.50%
GeNeuro S.A.(a)(c)	1,661,017	5,424,969
STMicroelectronics N.V.	1,000,000	26,030,791
		31,455,760

United Kingdom–12.50%
Allied Minds PLC	10,000,000	3,968,734
AO World PLC(a)	20,000,000	14,412,305
ASOS PLC(a)	700,000	21,119,530
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	102,500,000	74,072,460
Blue Prism Group PLC(a)	3,000,000	48,905,336
boohoo Group PLC(a)	30,000,000	122,182,197
EVR Holdings PLC(a)	68,750,000	4,633,031
Fevertree Drinks PLC	2,000,000	43,881,040
First Derivatives PLC	1,200,000	39,171,872
Frontier Developments PLC(a)(c)	3,000,000	57,460,240
Gooch & Housego PLC(c)	2,000,000	26,720,459
GW Pharmaceuticals PLC, ADR(a)	100,000	10,014,000
IG Group Holdings PLC	3,000,000	28,535,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer Global Opportunities Fund

	Shares	Value
United Kingdom–(continued)
IP Group PLC(a)	20,785,545	$ 14,548,279
IQE PLC(c)	140,000,000	72,378,162
M&C Saatchi PLC(c)	6,600,000	3,169,200
Rentokil Initial PLC	14,500,000	86,707,686
Spirax-Sarco Engineering PLC	464,285	51,089,846
WANdisco PLC(c)	5,000,000	35,318,716
Xaar PLC(a)(c)	4,000,000	2,137,537
Zoo Digital Group PLC(c)	7,000,000	6,658,749
Zotefoams PLC(c)	4,000,000	13,303,361
		780,388,485

United States–48.65%
3D Systems Corp.(a)(c)	8,000,000	67,920,000
Acacia Research Corp.(a)(c)	2,500,000	6,325,000
Advanced Micro Devices, Inc.(a)	8,000,000	419,120,000
Align Technology, Inc.(a)	200,000	42,970,000
Applied Materials, Inc.	1,000,000	49,680,000
Arrowhead Pharmaceuticals, Inc.(a)	3,000,000	103,290,000
Cloudera, Inc.(a)	8,220,000	68,061,600
Cognex Corp.	1,200,000	66,288,000
Coherent, Inc.(a)	600,000	76,722,000
Corning, Inc.	1,000,000	22,010,000
Cree, Inc.(a)	1,000,000	43,130,000
Dolby Laboratories, Inc., Class A	800,000	48,024,000
Exact Sciences Corp.(a)	2,500,000	197,450,000
FireEye, Inc.(a)	6,000,000	69,060,000
First Solar, Inc.(a)	2,000,000	88,020,000
Halozyme Therapeutics, Inc.(a)	1,000,000	22,655,000
Illumina, Inc.(a)	200,000	63,806,000
IPG Photonics Corp.(a)	600,000	77,598,000

	Shares	Value
United States–(continued)
iRobot Corp.(a)	900,000	$ 54,864,000
Littelfuse, Inc.	400,000	58,096,000
Manhattan Associates, Inc.(a)	600,000	42,564,000
Nektar Therapeutics(a)(c)	33,523,001	643,641,619
Nevro Corp.(a)	1,000,000	117,640,000
ON Semiconductor Corp.(a)	2,000,000	32,090,000
PDF Solutions, Inc.(a)(c)	3,000,000	47,910,000
PTC, Inc.(a)	1,200,000	83,100,000
QUALCOMM, Inc.	1,500,000	118,005,000
Rigel Pharmaceuticals, Inc.(a)	5,000,000	8,950,000
Rite Aid Corp.(a)	2,500,000	35,825,000
Rollins, Inc.	1,500,000	60,000,000
Shake Shack, Inc., Class A(a)	1,000,000	54,510,000
Twitter, Inc.(a)	1,000,000	28,680,000
Veeco Instruments, Inc.(a)(c)	4,000,000	43,720,000
Vicor Corp.(a)	500,000	26,585,000
Xeris Pharmaceuticals, Inc.(a)	1,000,000	2,700,000
Zendesk, Inc.(a)	600,000	46,128,000
		3,037,138,219
Total Common Stocks & Other Equity Interests (Cost $5,768,742,706)		6,184,787,485

Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d) (Cost $54,011,701)	54,011,701	54,011,701
TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $5,822,754,407)		6,238,799,186
OTHER ASSETS LESS LIABILITIES–0.08%		4,743,885
NET ASSETS–100.00%		$6,243,543,071

Investment Abbreviations:

ADR	– American Depositary Receipt
BR	– Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $195,923,893, which represented 3.14% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,009,160	$774,419,259	$(922,416,718)	$-	$-	$54,011,701	$923,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer Global Opportunities Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Other Affiliates:
3D Systems Corp.	$75,920,000	$-	$-	$(8,000,000)	$-	$67,920,000	$ -
Acacia Research Corp.	6,350,000	-	-	(25,000)	-	6,325,000	-
Aston Martin Lagonda Global Holdings PLC	54,351,585	299,067,773	-	(279,346,898)	-	74,072,460	-
Aumann AG	13,351,769	-	-	(2,231,777)	-	11,119,992	-
Basler AG	30,938,468	-	-	(188,270)	-	30,750,198	-
Bavarian Nordic A/S	37,629,040	-	-	30,378,827	-	68,007,867	-
Biocartis N.V.	21,488,283	19,106,968	-	(7,685,836)	-	32,909,415	-
Boozt AB	25,006,956	-	-	(1,817,737)	-	23,189,219	-
Comture Corp.	56,920,881	-	-	3,526,667	-	60,447,548	360,283
Frontier Developments PLC	42,523,380	-	-	14,936,860	-	57,460,240	-
GeNeuro S.A.	-	5,434,343	-	(9,374)	-	5,424,969	-
Gooch & Housego PLC	28,894,340	-	-	(2,173,881)	-	26,720,459	188,798
IQE PLC	67,965,522	43,400,190	-	(38,987,550)	-	72,378,162	-
Jeol Ltd.	66,229,962	-	-	7,844,983	-	74,074,945	235,934
M&C Saatchi PLC	-	6,947,954	-	(3,778,754)	-	3,169,200	-
Manz AG	10,687,288	-	-	(2,874,715)	-	7,812,573	-
Materialise N.V., ADR	-	51,708,000	-	11,718,000	-	63,426,000	-
Nektar Therapeutics	536,012,500	34,016,122	-	73,612,997	-	643,641,619	-
Optex Group Co. Ltd.	30,597,058	-	-	(7,792,662)	-	22,804,396	246,621
PDF Solutions, Inc.	48,480,000	-	-	(570,000)	-	47,910,000	-
PVA TePla AG	24,334,731	-	-	(1,867,191)	-	22,467,540	-
RaySearch Laboratories AB	24,085,284	28,275,261	-	(21,714,509)	-	30,646,036	-
Rovio Entertainment OYJ	21,096,633	-	-	7,060,999	-	28,157,632	392,755
SLM Solutions Group AG	17,981,027	17,081,772	-	(20,276,360)	-	14,786,439	-
Technicolor S.A.	24,799,848	-	-	(17,935,189)	-	6,864,659	-
Veeco Instruments, Inc.	54,560,000	-	-	(10,840,000)	-	43,720,000	-
WANdisco PLC	16,337,599	8,968,272	-	10,012,845	-	35,318,716	-
Xaar PLC	2,456,756	-	-	(319,219)	-	2,137,537	-
Zoo Digital Group PLC	7,813,467	-	-	(1,154,718)	-	6,658,749	-
Zotefoams PLC	-	23,164,974	-	(9,861,613)	-	13,303,361	-
Total	$1,548,821,537	$1,311,590,888	$(922,416,718)	$(280,359,075)	$-	$1,657,636,632	$2,347,875

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	36.31%
Health Care	35.13
Industrials	10.50
Consumer Discretionary	9.50
Communication Services	2.99
Consumer Staples	2.46
Other Sectors, Each Less than 2% of Net Assets	2.16
Money Market Funds Plus Other Assets Less Liabilities	0.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,402,767,828)	$4,581,162,554
Investments in affiliates, at value (Cost $2,419,986,579)	1,657,636,632
Cash	4,377,783
Foreign currencies, at value (Cost $1,287,795)	1,281,295
Receivable for:
Investments sold	186,953
Fund shares sold	8,994,333
Dividends	6,868,387
Interest	842
Investment for trustee deferred compensation and retirement plans	260,023
Other assets	123,544
Total assets	6,260,892,346

Liabilities:
Payable for:
Fund shares reacquired	13,542,138
Accrued fees to affiliates	2,560,971
Accrued trustees’ and officers’ fees and benefits	152,741
Accrued other operating expenses	833,402
Trustee deferred compensation and retirement plans	260,023
Total liabilities	17,349,275
Net assets applicable to shares outstanding	$6,243,543,071

Net assets consist of:
Shares of beneficial interest	$5,417,790,687
Distributable earnings	825,752,384
$6,243,543,071

Net Assets:
Class A	$2,780,955,070
Class C	$384,176,494
Class R	$200,774,358
Class Y	$1,648,434,993
Class R5	$9,272
Class R6	$1,229,192,884

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	51,459,643
Class C	8,384,834
Class R	3,912,627
Class Y	29,912,998
Class R5	171
Class R6	22,112,826
Class A:
Net asset value per share	$54.04
Maximum offering price per share (Net asset value of $54.04 ÷ 94.50%)	$57.19
Class C:
Net asset value and offering price per share	$45.82
Class R:
Net asset value and offering price per share	$51.31
Class Y:
Net asset value and offering price per share	$55.11
Class R5:
Net asset value and offering price per share	$54.22
Class R6:
Net asset value and offering price per share	$55.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,432,143)	$14,254,109

Dividends from affiliates	2,347,875

Interest	14,179

Total investment income	16,616,163

Expenses:
Advisory fees	22,955,782

Administrative services fees	498,750

Custodian fees	219,570

Distribution fees:
Class A	3,670,912

Class C	2,225,514

Class R	541,662

Transfer agent fees – A, C, R and Y	4,426,046

Transfer agent fees – R6	13,097

Trustees’ and officers’ fees and benefits	30,378

Registration and filing fees	98,244

Reports to shareholders	194,300

Professional services fees	36,268

Other	(112,651)

Total expenses	34,797,872

Less: Fees waived and/or expense offset arrangement(s)	(97,224)

Net expenses	34,700,648

Net investment income (loss)	(18,084,485)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $6,765,662)	430,866,949

Foreign currencies	(631,312)

430,235,637

Change in net unrealized appreciation (depreciation) of:
Investment securities	(477,155,888)

Foreign currencies	(75,921)

(477,231,809)

Net realized and unrealized gain (loss)	(46,996,172)

Net increase (decrease) in net assets resulting from operations	$(65,080,657)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended September 30, 2019

(Unaudited)

	Six Months Ended April 30, 2020	One Month Ended October 31, 2019	Year Ended September 30, 2019
Operations:
Net investment income (loss)	$(18,084,485)	$(4,911,418)	$(14,771,743)

Net realized gain	430,235,637	163,014,465	243,432,285

Change in net unrealized appreciation (depreciation)	(477,231,809)	62,681,537	(1,944,841,823)

Net increase (decrease) in net assets resulting from operations	(65,080,657)	220,784,584	(1,716,121,281)

Distributions to shareholders from distributable earnings:
Class A	(197,648,894)	–	(294,422,937)

Class C	(34,384,347)	–	(78,670,553)

Class R	(14,772,771)	–	(21,281,297)

Class Y	(130,780,055)	–	(215,972,897)

Class R5	(645)	–	–

Class R6	(80,621,014)	–	(106,613,747)

Total distributions from distributable earnings	(458,207,726)	–	(716,961,431)

Share transactions–net:
Class A	(96,345,783)	(55,270,289)	(45,089,774)

Class C	(42,804,944)	(15,343,596)	(248,602,819)

Class R	(4,648,736)	(3,710,957)	11,721,377

Class Y	(309,584,447)	(72,231,746)	(182,833,851)

Class R5	–	–	10,000

Class R6	28,781,330	(24,328,174)	222,420,238

Net increase (decrease) in net assets resulting from share transactions	(424,602,580)	(170,884,762)	(242,374,829)

Net increase (decrease) in net assets	(947,890,963)	49,899,822	(2,675,457,541)

Net assets:
Beginning of period	7,191,434,034	7,141,534,212	9,816,991,753

End of period	$6,243,543,071	$7,191,434,034	$7,141,534,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer Global Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$57.92	$(0.17)	$0.06	$(0.11)	$–	$(3.77)	$(3.77)	$54.04	(0.78	)%(e)	$2,780,955	1.09	%(e)(f)	1.09	%(e)(f)	(0.61	)%(e)(f)	11%
One month ended 10/31/19	56.16	(0.04)	1.80	1.76	–	–	–	57.92	3.13		3,099,689	1.09	(g)	1.09	(g)	(0.90	)(g)	3
Year ended 09/30/19	75.01	(0.15)	(13.16)	(13.31)	–	(5.54)	(5.54)	56.16	(17.48)		3,059,916	1.12		1.12		(0.25)		12
Year ended 09/30/18	61.40	(0.22)	15.42	15.20	–	(1.59)	(1.59)	75.01	25.09		4,124,481	1.12		1.12		(0.31)		21
Year ended 09/30/17	50.76	(0.23)	14.49	14.26	(0.13)	(3.49)	(3.62)	61.40	30.48		3,085,024	1.17		1.17		(0.43)		18
Year ended 09/30/16	39.42	(0.17)	11.81	11.64	(0.05)	(0.25)	(0.30)	50.76	29.66		2,529,288	1.18		1.18		(0.39)		26
Year ended 09/30/15	38.67	(0.27)	1.13	0.86	(0.11)	–	(0.11)	39.42	2.22		2,118,295	1.18		1.18		(0.66)		16
Class C
Six months ended 04/30/20	49.81	(0.33)	0.11	(0.22)	–	(3.77)	(3.77)	45.82	(1.15)		384,176	1.85	(f)	1.85	(f)	(1.37	)(f)	11
One month ended 10/31/19	48.32	(0.07)	1.56	1.49	–	–	–	49.81	3.08		467,908	1.84	(g)	1.84	(g)	(1.65	)(g)	3
Year ended 09/30/19	65.97	(0.52)	(11.59)	(12.11)	–	(5.54)	(5.54)	48.32	(18.12)		469,174	1.88		1.88		(1.01)		12
Year ended 09/30/18	54.57	(0.67)	13.66	12.99	–	(1.59)	(1.59)	65.97	24.15		955,893	1.87		1.87		(1.06)		21
Year ended 09/30/17	45.72	(0.56)	12.90	12.34	–	(3.49)	(3.49)	54.57	29.47		648,270	1.92		1.92		(1.18)		18
Year ended 09/30/16	35.75	(0.45)	10.67	10.22	–	(0.25)	(0.25)	45.72	28.71		475,199	1.94		1.94		(1.14)		26
Year ended 09/30/15	35.24	(0.52)	1.03	0.51	–	–	–	35.75	1.45		385,550	1.94		1.94		(1.41)		16
Class R
Six months ended 04/30/20	55.25	(0.23)	0.06	(0.17)	–	(3.77)	(3.77)	51.31	(0.94)		200,774	1.35	(f)	1.35	(f)	(0.87	)(f)	11
One month ended 10/31/19	53.58	(0.05)	1.72	1.67	–	–	–	55.25	3.12		221,803	1.34	(g)	1.34	(g)	(1.15	)(g)	3
Year ended 09/30/19	72.06	(0.28)	(12.66)	(12.94)	–	(5.54)	(5.54)	53.58	(17.71)		218,747	1.37		1.37		(0.51)		12
Year ended 09/30/18	59.18	(0.39)	14.86	14.47	–	(1.59)	(1.59)	72.06	24.79		276,790	1.37		1.37		(0.56)		21
Year ended 09/30/17	49.10	(0.35)	13.98	13.63	(0.06)	(3.49)	(3.55)	59.18	30.15		199,696	1.42		1.42		(0.67)		18
Year ended 09/30/16	38.19	(0.27)	11.43	11.16	–	(0.25)	(0.25)	49.10	29.34		123,310	1.44		1.44		(0.64)		26
Year ended 09/30/15	37.46	(0.36)	1.09	0.73	–	–	–	38.19	1.95		85,548	1.43		1.43		(0.91)		16
Class Y
Six months ended 04/30/20	58.93	(0.11)	0.06	(0.05)	–	(3.77)	(3.77)	55.11	(0.66)		1,648,435	0.85	(f)	0.85	(f)	(0.37	)(f)	11
One month ended 10/31/19	57.13	(0.03)	1.83	1.80	–	–	–	58.93	3.15		2,113,652	0.84	(g)	0.84	(g)	(0.65	)(g)	3
Year ended 09/30/19	76.02	–	(13.35)	(13.35)	–	(5.54)	(5.54)	57.13	(17.29)		2,120,749	0.87		0.87		(0.01)		12
Year ended 09/30/18	62.05	(0.05)	15.61	15.56	–	(1.59)	(1.59)	76.02	25.40		3,055,996	0.87		0.87		(0.07)		21
Year ended 09/30/17	51.28	(0.09)	14.61	14.52	(0.26)	(3.49)	(3.75)	62.05	30.79		1,241,346	0.92		0.92		(0.16)		18
Year ended 09/30/16	39.82	(0.06)	11.92	11.86	(0.15)	(0.25)	(0.40)	51.28	29.98		544,742	0.94		0.94		(0.14)		26
Year ended 09/30/15	39.07	(0.17)	1.13	0.96	(0.21)	–	(0.21)	39.82	2.46		360,040	0.94		0.94		(0.41)		16
Class R5
Six months ended 04/30/20	58.01	(0.06)	0.04	(0.02)	–	(3.77)	(3.77)	54.22	(0.62)		9	0.70	(f)	0.70	(f)	(0.22	)(f)	11
One month ended 10/31/19	56.23	(0.02)	1.80	1.78	–	–	–	58.01	3.16		10	0.68	(g)	0.68	(g)	(0.50	)(g)	3
Period ended 09/30/19(h)	58.48	0.03	(2.28)	(2.25)	–	–	–	56.23	(3.85)		10	0.74	(g)	0.74	(g)	0.12	(g)	12
Class R6
Six months ended 04/30/20	59.37	(0.06)	0.05	(0.01)	–	(3.77)	(3.77)	55.59	(0.58)		1,229,193	0.69	(f)	0.69	(f)	(0.21	)(f)	11
One month ended 10/31/19	57.55	(0.02)	1.84	1.82	–	–	–	59.37	3.16		1,288,373	0.69	(g)	0.69	(g)	(0.50	)(g)	3
Year ended 09/30/19	76.41	0.09	(13.41)	(13.32)	–	(5.54)	(5.54)	57.55	(17.16)		1,272,938	0.71		0.71		0.15		12
Year ended 09/30/18	62.26	0.07	15.67	15.74	–	(1.59)	(1.59)	76.41	25.61		1,403,832	0.71		0.71		0.10		21
Year ended 09/30/17	51.43	–	14.66	14.66	(0.34)	(3.49)	(3.83)	62.26	31.01		662,176	0.73		0.73		0.01		18
Year ended 09/30/16	39.93	0.02	11.97	11.99	(0.24)	(0.25)	(0.49)	51.43	30.21		127,643	0.75		0.75		0.04		26
Year ended 09/30/15	39.18	(0.09)	1.13	1.04	(0.29)	–	(0.29)	39.93	2.67		69,700	0.75		0.75		(0.21)		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2020.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $3,044,962, $447,549, $217,855, $1,991,072, $10 and $1,297,252 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Oppenheimer Global Opportunities Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                     Invesco Oppenheimer Global Opportunities Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14                     Invesco Oppenheimer Global Opportunities Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $4 billion	0.630%
Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.17%, 1.92%, 1.42%, 0.92%, 0.78%, and 0.73% , respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $65,451.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $203,557 in front-end sales commissions from the sale of Class A shares and $11,875 and $14,724 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

15                     Invesco Oppenheimer Global Opportunities Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$23,134,000	$–	$–	$ 23,134,000
Belgium	63,426,000	62,174,118	–	125,600,118
Canada	17,120,000	–	–	17,120,000
Denmark	–	268,502,321	–	268,502,321
Finland	–	28,157,632	–	28,157,632
France	–	81,167,095	–	81,167,095
Germany	–	305,712,124	–	305,712,124
Ireland	–	49,988,881	–	49,988,881
Israel	65,405,000	–	–	65,405,000
Italy	–	126,069,259	–	126,069,259
Japan	–	742,625,331	–	742,625,331
Luxembourg	–	110,782,855	–	110,782,855
Norway	–	102,640,644	–	102,640,644
Sweden	–	288,899,761	–	288,899,761
Switzerland	–	31,455,760	–	31,455,760
United Kingdom	10,014,000	770,374,485	–	780,388,485
United States	3,037,138,219	–	–	3,037,138,219
Money Market Funds	54,011,701	–	–	54,011,701
Total Investments	$3,270,248,920	$2,968,550,266	$–	$6,238,799,186

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a–7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six–month period ended April 30, 2020, the Fund engaged in securities purchases of $277,366,935 and securities sales of $15,255,238, which resulted in net realized gains of $6,765,662.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $31,773.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period–end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker–dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year–end.

16                     Invesco Oppenheimer Global Opportunities Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $716,820,113 and $1,429,055,346, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,992,746,862

Aggregate unrealized (depreciation) of investments	(1,578,098,831)

Net unrealized appreciation of investments	$414,648,031

Cost of investments for tax purposes is $5,824,151,155.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		One Month Ended		Year ended
	April 30, 2020(a)		October 31, 2019		September 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,548,707	$142,505,484	382,626	$21,670,522	10,144,937	$599,301,813

Class C	500,706	23,627,082	64,925	3,164,942	1,968,469	100,466,518

Class R	347,214	18,268,792	51,037	2,753,995	1,017,950	57,289,117

Class Y	4,865,071	274,075,156	820,606	47,588,593	18,833,466	1,135,577,841

Class R5(b)	-	-	-	-	171	10,000

Class R6	3,216,286	182,140,215	437,568	25,400,178	9,163,740	549,075,698

Issued as reinvestment of dividends:
Class A	3,133,465	186,315,811	-	-	5,232,780	283,773,684

Class C	645,609	32,635,540	-	-	1,628,745	76,469,589

Class R	260,276	14,710,786	-	-	399,943	20,737,042

Class Y	1,884,458	114,160,464	-	-	3,517,773	193,688,586

Class R6	1,286,607	78,585,952	-	-	1,913,847	106,027,116

Automatic conversion of Class C shares to Class A shares:
Class A	188,811	10,704,368	-	-	-	-

Class C	(221,997)	(10,704,368)	-	-	-	-

Reacquired:
Class A	(7,927,695)	(435,871,446)	(1,353,782)	(76,940,811)	(15,873,831)	(928,165,271)

Class C	(1,933,701)	(88,363,198)	(379,879)	(18,508,538)	(8,377,888)	(425,538,926)

Class R	(709,322)	(37,628,314)	(119,113)	(6,464,952)	(1,176,633)	(66,304,782)

Class Y	(12,700,752)	(697,820,067)	(2,078,135)	(119,820,339)	(25,430,630)	(1,512,100,278)

Class R6	(4,089,247)	(231,944,837)	(857,941)	(49,728,352)	(7,330,503)	(432,682,576)

Net increase (decrease) in share activity	(8,705,504)	$(424,602,580)	(3,032,088)	$(170,884,762)	(4,367,664)	$(242,374,829)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17                     Invesco Oppenheimer Global Opportunities Fund

NOTE 12–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Opportunities Fund to Invesco Global Opportunities Fund.

18                     Invesco Oppenheimer Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL (5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$992.20	$5.40	$1,019.44	$5.47	1.09%
Class C	1,000.00	988.50	9.15	1,015.66	9.27	1.85
Class R	1,000.00	990.60	6.68	1,018.15	6.77	1.35
Class Y	1,000.00	993.40	4.21	1,020.64	4.27	0.85
Class R5	1,000.00	993.80	3.47	1,021.38	3.52	0.70
Class R6	1,000.00	994.20	3.42	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                     Invesco Oppenheimer Global Opportunities Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer International Equity Fund
Nasdaq:
A: QIVAX ∎ C: QIVCX ∎ R: QIVNX ∎ Y: QIVYX ∎ R5: INEQX ∎ R6: QIVIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer International Equity Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–8.20%
Class C Shares	–8.51
Class R Shares	–8.34
Class Y Shares	–8.06
Class R5 Shares	–8.00
Class R6 Shares	–7.99
MSCI All Country World ex USA Index	–13.22
Source(s): RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Oppenheimer International Equity Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (7/2/90)	5.61%
10 Years	2.61
5 Years	–0.21
1 Year	–12.29

Class C Shares
Inception (9/1/93)	5.38%
10 Years	2.42
5 Years	0.17
1 Year	–8.78

Class R Shares
Inception (3/1/01)	2.83%
10 Years	2.93
5 Years	0.66
1 Year	–7.44

Class Y Shares
Inception (11/13/08)	7.64%
10 Years	3.56
5 Years	1.23
1 Year	–6.82

Class R5 Shares
10 Years	3.24%
5 Years	1.01
1 Year	–6.79

Class R6 Shares
Inception (3/28/13)	3.52%
5 Years	1.36
1 Year	–6.77

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer International Equity Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer International Equity Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Oppenheimer International Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Oppenheimer International Equity Fund

Schedule of Investments(a)

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.00%
Aerospace & Defense–0.37%
Airbus SE (France)	85,360	$ 5,426,669

Apparel Retail–0.41%
Industria de Diseno Textil S.A. (Spain)(b)	234,752	5,988,576

Apparel, Accessories & Luxury Goods–1.39%
adidas AG (Germany)	47,536	10,880,906
Kering S.A. (France)	18,357	9,270,681
		20,151,587

Application Software–4.51%
SAP SE (Germany)	453,387	54,074,435
Weimob, Inc. (China)(b)(c)	14,822,000	11,190,923
		65,265,358

Automobile Manufacturers–1.20%
Volkswagen AG, Preference Shares (Germany)	123,728	17,362,852

Brewers–0.83%
Carlsberg A/S, Class B (Denmark)	94,913	11,981,585

Casinos & Gaming–0.56%
Sands China Ltd. (Macau)	2,009,600	8,080,413

Construction & Engineering–0.79%
Vinci S.A. (France)	139,336	11,421,221

Construction Materials–0.44%
James Hardie Industries PLC, CDI	436,124	6,371,769

Consumer Electronics–4.37%
Sony Corp. (Japan)	985,800	63,244,183

Data Processing & Outsourced Services–0.43%
Worldline S.A. (France)(b)(c)	91,192	6,205,926

Distillers & Vintners–3.28%
Diageo PLC (United Kingdom)	1,154,138	40,007,504
Pernod Ricard S.A. (France)	49,161	7,501,184
		47,508,688

Diversified Banks–1.08%
BNP Paribas S.A. (France)	313,973	9,882,474
ING Groep N.V. (Netherlands)	1,046,387	5,752,550
		15,635,024

Diversified Metals & Mining–3.01%
Anglo American PLC (South Africa)	1,572,419	28,075,359
BHP Group Ltd., ADR (Australia)	379,862	15,452,786
		43,528,145

Electronic Components–4.88%
Murata Manufacturing Co. Ltd. (Japan)	500,300	27,831,435
Samsung Electro-Mechanics Co. Ltd. (South Korea)	137,663	12,887,736
TDK Corp. (Japan)	346,900	29,997,604
		70,716,775

	Shares	Value
Footwear–0.00%
China Hongxing Sports Ltd. (China)(b)(d)	36,005,000	$ 26

Gold–7.64%
AngloGold Ashanti Ltd., ADR (South Africa)	399,095	9,733,927
Barrick Gold Corp. (Canada)	733,900	18,875,908
Gold Fields Ltd., ADR (South Africa)	1,214,303	8,912,984
Shandong Gold Mining Co. Ltd., H Shares (China)(c)	3,820,000	11,297,389
Wheaton Precious Metals Corp. (Canada)	1,639,741	61,916,620
		110,736,828

Health Care Equipment–2.03%
Medtronic PLC	207,372	20,245,729
Siemens Healthineers AG (Germany)(c)	209,109	9,219,925
		29,465,654

Health Care Services–2.17%
Fresenius Medical Care AG & Co. KGaA (Germany)	401,637	31,475,484

Heavy Electrical Equipment–0.64%
Mitsubishi Electric Corp. (Japan)	745,600	9,230,597

Homebuilding–1.15%
Taylor Wimpey PLC (United Kingdom)	9,005,782	16,700,237

Human Resource & Employment Services–1.66%
Recruit Holdings Co. Ltd. (Japan)	817,700	23,987,938

Industrial Gases–3.00%
Air Liquide S.A. (France)	340,809	43,402,120

Integrated Telecommunication Services–3.17%
Nippon Telegraph & Telephone Corp. (Japan)	1,185,900	27,017,514
Spark New Zealand Ltd. (New Zealand)	7,026,615	18,957,518
		45,975,032

Interactive Home Entertainment–4.14%
Nexon Co. Ltd. (Japan)	651,200	10,532,507
Nintendo Co. Ltd. (Japan)	119,400	49,448,531
		59,981,038

Interactive Media & Services–2.18%
Tencent Holdings Ltd. (China)	595,800	31,609,039

Internet & Direct Marketing Retail–4.58%
Alibaba Group Holding Ltd., ADR (China)(b)	327,179	66,309,368

Leisure Products–0.90%
Bandai Namco Holdings, Inc. (Japan)	260,600	13,101,921

Life & Health Insurance–1.02%
Prudential PLC (United Kingdom)	1,037,502	14,777,056

Packaged Foods & Meats–5.43%
Danone S.A. (France)	418,041	29,000,704
Kikkoman Corp. (Japan)	289,900	13,338,897
WH Group Ltd. (Hong Kong)	38,000,500	36,374,471
		78,714,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer International Equity Fund

	Shares	Value
Personal Products–2.90%
Amorepacific Corp. (South Korea)	85,990	$ 12,425,364
Hengan International Group Co. Ltd. (China)	984,500	8,670,942
L’Oreal S.A. (France)	37,618	10,947,784
Unilever PLC (United Kingdom)	191,699	9,911,218
		41,955,308

Pharmaceuticals–5.58%
Bayer AG (Germany)	457,307	30,263,585
Novo Nordisk A/S, Class B (Denmark)	386,243	24,663,177
Takeda Pharmaceutical Co. Ltd. (Japan)	719,400	25,832,078
		80,758,840

Research & Consulting Services–0.63%
IHS Markit Ltd.	136,451	9,183,152

Restaurants–0.38%
Yum China Holdings, Inc. (China)(b)	112,375	5,445,693

Semiconductor Equipment–1.89%
Advantest Corp. (Japan)	204,800	9,959,977
Disco Corp. (Japan)	25,800	5,795,317
SCREEN Holdings Co. Ltd. (Japan)	238,600	11,561,768
		27,317,062

Semiconductors–9.01%
NXP Semiconductors N.V. (Netherlands)	123,670	12,313,822
QUALCOMM, Inc.	420,686	33,095,368
SK Hynix, Inc. (South Korea)	439,134	29,882,540
STMicroelectronics N.V., New York Shares (Switzerland)	1,314,026	33,599,645
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	405,983	21,569,877
		130,461,252

Soft Drinks–1.28%
Coca-Cola European Partners PLC (United Kingdom)	467,780	18,542,799

	Shares	Value
Specialty Chemicals–1.74%
Akzo Nobel N.V. (Netherlands)	331,694	$ 25,180,472

Systems Software–1.37%
Oracle Corp. Japan (Japan)	193,300	19,869,724

Technology Hardware, Storage & Peripherals–1.47%
Samsung Electronics Co. Ltd. (South Korea)	517,231	21,313,593

Tobacco–2.51%
Philip Morris International, Inc.	235,530	17,570,538
Swedish Match AB (Sweden)	303,986	18,833,372
		36,403,910

Trading Companies & Distributors–1.64%
Ashtead Group PLC (United Kingdom)	429,020	11,772,558
ITOCHU Corp. (Japan)	611,800	12,022,498
		23,795,056

Wireless Telecommunication Services–0.34%
Rogers Communications, Inc., Class B (Canada)	118,608	4,967,741
Total Common Stocks & Other Equity Interests (Cost $1,280,788,300)		1,419,549,783

Money Market Funds–1.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.20% (Cost $24,360,904)(e)(f)	24,360,904	24,360,904
TOTAL INVESTMENTS IN SECURITIES–99.68% (Cost $1,305,149,204)		1,443,910,687
OTHER ASSETS LESS LIABILITIES–0.32%		4,631,116
NET ASSETS–100.00%		$1,448,541,803

Investment Abbreviations:

ADR	– American Depositary Receipt
CDI	– CREST Depository Interest

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $37,914,163, which represented 2.62% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation	Realized Gain	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,249,700	$489,859,163		$(531,747,959)	$-	$-	$24,360,904	$247,373

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	23.55%
Consumer Staples	16.23
Materials	15.83
Consumer Discretionary	14.94
Communication Services	9.84
Health Care	9.78
Industrials	5.73
Financials	2.10
Money Market Funds Plus Other Assets Less Liabilities	2.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer International Equity Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,280,788,300)	$1,419,549,783
Investments in affiliated money market funds, at value (Cost $24,360,904)	24,360,904
Cash	2,197,562
Foreign currencies, at value (Cost $16,404)	17,087
Receivable for:
Investments sold	9,484,121
Fund shares sold	151,330
Dividends	8,718,769
Interest	1,766
Investment for trustee deferred compensation and retirement plans	69,560
Other assets	146,194
Total assets	1,464,697,076

Liabilities:
Payable for:
Investments purchased	15,224,696
Fund shares reacquired	398,812
Accrued fees to affiliates	189,005
Accrued trustees’ and officers’ fees and benefits	5,609
Accrued other operating expenses	197,542
Trustee deferred compensation and retirement plans	139,609
Total liabilities	16,155,273

Net assets applicable to shares outstanding	$1,448,541,803

Net assets consist of:
Shares of beneficial interest	$1,604,144,771
Distributable earnings (loss)	(155,602,968)
$1,448,541,803

Net Assets:
Class A	$153,090,718
Class C	$15,288,340
Class R	$17,935,878
Class Y	$57,486,806
Class R5	$9,758
Class R6	$1,204,730,303

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,130,276
Class C	913,308
Class R	965,580
Class Y	3,025,257
Class R5	518
Class R6	64,284,430
Class A:
Net asset value per share	$18.83
Maximum offering price per share (Net asset value of $18.83 ÷ 94.50%)	$19.93
Class C:
Net asset value and offering price per share	$16.74
Class R:
Net asset value and offering price per share	$18.58
Class Y:
Net asset value and offering price per share	$19.00
Class R5:
Net asset value and offering price per share	$18.84
Class R6:
Net asset value and offering price per share	$18.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer International Equity Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,615,002)	$12,997,827

Dividends from affiliated money market funds	247,373

Interest	24,143

Total investment income	13,269,343

Expenses:
Advisory fees	6,316,056

Administrative services fees	121,588

Custodian fees	95,510

Distribution fees:
Class A	214,926

Class C	91,884

Class R	48,607

Transfer agent fees – A, C, R and Y	301,550

Transfer agent fees – R5	3

Transfer agent fees – R6	7,098

Trustees’ and officers’ fees and benefits	10,234

Registration and filing fees	53,558

Reports to shareholders	32,115

Professional services fees	31,422

Other	(27,922)

Total expenses	7,296,629

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(95,600)

Net expenses	7,201,029

Net investment income	6,068,314

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(46,234,640)

Foreign currencies	227,474

Forward foreign currency contracts	(13,995)

(46,021,161)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(102,579,979)

Foreign currencies	64,002

(102,515,977)

Net realized and unrealized gain (loss)	(148,537,138)

Net increase (decrease) in net assets resulting from operations	$(142,468,824)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended November 30, 2018

(Unaudited)

	Six Months Ended April 30, 2020	Eleven Months Ended October 31, 2019	Year Ended November 30, 2018
Operations:
Net investment income	$6,068,314	$ 34,381,411	$32,418,485

Net realized gain (loss)	(46,021,161)	(155,299,052)	(102,608,346)

Change in net unrealized appreciation (depreciation)	(102,515,977)	273,721,261	(208,208,094)

Net increase (decrease) in net assets resulting from operations	(142,468,824)	152,803,620	(278,397,955)

Distributions to shareholders from distributable earnings:
Class A	(2,775,294)	(2,117,061)	(12,105)

Class C	(169,923)	(159,566)	–

Class R	(265,548)	(172,591)	–

Class Y	(1,354,131)	(2,162,116)	(174,428)

Class R5	(208)	–	–

Class R6	(29,039,080)	(25,558,438)	(5,822,882)

Total distributions from distributable earnings	(33,604,184)	(30,169,772)	(6,009,415)

Share transactions–net:
Class A	(11,613,775)	(20,130,272)	(5,403,575)

Class B	–	–	(599,517)

Class C	(3,012,808)	(16,653,799)	175,780

Class R	(125,221)	1,570,884	6,304,881

Class Y	(10,211,449)	(69,713,314)	104,397,177

Class R5	–	10,000	–

Class R6	(163,215,302)	(151,142,043)	286,648,395

Net increase (decrease) in net assets resulting from share transactions	(188,178,555)	(256,058,544)	391,523,141

Net increase (decrease) in net assets	(364,251,563)	(133,424,696)	107,115,771

Net assets:
Beginning of period	1,812,793,366	1,946,218,062	1,839,102,291

End of period	$1,448,541,803	$ 1,812,793,366	$1,946,218,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$20.82	$0.03	$(1.70)	$(1.67)	$(0.32)		$18.83	(8.20)%	$153,091	1.23	%(e)	1.25	%(e)	0.34	%(e)	35%
Eleven months ended 10/31/19	19.44	0.31	1.29	1.60	(0.22)		20.82	8.38	181,695	1.24	(f)	1.24	(f)	1.69	(f)	54
Year ended 11/30/18	22.23	0.27	(3.06)	(2.79)	(0.00	)(g)	19.44	(12.55)	189,130	1.24		1.24		1.23		85
Year ended 11/30/17	17.40	0.18	5.00	5.18	(0.35)		22.23	30.33	222,358	1.28		1.28		0.92		83
Year ended 11/30/16	17.56	0.25	(0.31)	(0.06)	(0.10)		17.40	(0.31)	166,493	1.32		1.32		1.43		79
Year ended 11/30/15	18.39	0.11	(0.60)	(0.49)	(0.34)		17.56	(2.60)	169,107	1.30		1.30		0.59		79
Year ended 11/30/14	19.53	0.15	(0.96)	(0.81)	(0.33)		18.39	(4.20)	185,609	1.30		1.30		0.80		68
Class C
Six months ended 04/30/20	18.45	(0.04)	(1.51)	(1.55)	(0.16)		16.74	(8.51)	15,288	1.98	(e)	2.00	(e)	(0.41	)(e)	35
Eleven months ended 10/31/19	17.23	0.15	1.15	1.30	(0.08)		18.45	7.59	20,057	1.99	(f)	1.99	(f)	0.93	(f)	54
Year ended 11/30/18	19.84	0.09	(2.70)	(2.61)	–		17.23	(13.20)	34,738	1.99		1.99		0.48		85
Year ended 11/30/17	15.56	0.03	4.47	4.50	(0.22)		19.84	29.42	40,178	2.04		2.04		0.19		83
Year ended 11/30/16	15.73	0.10	(0.27)	(0.17)	–		15.56	(1.08)	30,895	2.08		2.08		0.66		79
Year ended 11/30/15	16.51	(0.03)	(0.53)	(0.56)	(0.22)		15.73	(3.34)	35,938	2.06		2.06		(0.17)		79
Year ended 11/30/14	17.59	0.01	(0.87)	(0.86)	(0.22)		16.51	(4.93)	38,418	2.05		2.05		0.06		68
Class R
Six months ended 04/30/20	20.52	0.01	(1.68)	(1.67)	(0.27)		18.58	(8.29)	17,936	1.48	(e)	1.50	(e)	0.09	(e)	35
Eleven months ended 10/31/19	19.18	0.26	1.27	1.53	(0.19)		20.52	8.10	20,044	1.49	(f)	1.49	(f)	1.44	(f)	54
Year ended 11/30/18	21.98	0.21	(3.01)	(2.80)	–		19.18	(12.74)	17,112	1.49		1.49		0.98		85
Year ended 11/30/17	17.21	0.13	4.94	5.07	(0.30)		21.98	29.99	13,223	1.53		1.53		0.65		83
Year ended 11/30/16	17.37	0.20	(0.30)	(0.10)	(0.06)		17.21	(0.55)	8,410	1.57		1.57		1.18		79
Year ended 11/30/15	18.20	0.06	(0.59)	(0.53)	(0.30)		17.37	(2.89)	8,098	1.56		1.56		0.33		79
Year ended 11/30/14	19.33	0.10	(0.94)	(0.84)	(0.29)		18.20	(4.42)	8,641	1.56		1.56		0.55		68
Class Y
Six months ended 04/30/20	21.04	0.07	(1.72)	(1.65)	(0.39)		19.00	(8.06)	57,487	0.85	(e)	1.00	(e)	0.72	(e)	35
Eleven months ended 10/31/19	19.67	0.38	1.30	1.68	(0.31)		21.04	8.73	74,540	0.99	(f)	0.99	(f)	2.06	(f)	54
Year ended 11/30/18	22.46	0.35	(3.07)	(2.72)	(0.07)		19.67	(12.16)	138,750	1.00		1.00		1.63		85
Year ended 11/30/17	17.59	0.21	5.06	5.27	(0.40)		22.46	30.63	57,166	1.03		1.03		1.01		83
Year ended 11/30/16	17.75	0.27	(0.28)	(0.01)	(0.15)		17.59	(0.03)	15,965	1.07		1.07		1.54		79
Year ended 11/30/15	18.59	0.15	(0.60)	(0.45)	(0.39)		17.75	(2.37)	10,789	1.06		1.06		0.84		79
Year ended 11/30/14	19.44	0.17	(0.94)	(0.77)	(0.08)		18.59	(3.98)	10,065	1.06		1.06		0.91		68
Class R5
Six months ended 04/30/20	20.86	0.07	(1.69)	(1.62)	(0.40)		18.84	(8.00)	10	0.83	(e)	0.83	(e)	0.74	(e)	35
Period ended 10/31/19(h)	19.31	0.18	1.37	1.55	–		20.86	8.03	11	0.82	(f)	0.82	(f)	2.09	(f)	54
Class R6
Six months ended 04/30/20	20.75	0.08	(1.69)	(1.61)	(0.40)		18.74	(7.99)	1,204,730	0.78	(e)	0.78	(e)	0.79	(e)	35
Eleven months ended 10/31/19	19.40	0.38	1.29	1.67	(0.32)		20.75	8.77	1,516,446	0.80	(f)	0.80	(f)	2.11	(f)	54
Year ended 11/30/18	22.17	0.35	(3.03)	(2.68)	(0.09)		19.40	(12.20)	1,566,488	0.82		0.82		1.65		85
Year ended 11/30/17	17.36	0.23	5.01	5.24	(0.43)		22.17	30.96	1,505,578	0.83		0.83		1.17		83
Year ended 11/30/16	17.53	0.32	(0.30)	0.02	(0.19)		17.36	0.11	689,409	0.87		0.87		1.85		79
Year ended 11/30/15	18.37	0.19	(0.60)	(0.41)	(0.43)		17.53	(2.16)	716,793	0.86		0.86		1.03		79
Year ended 11/30/14	19.51	0.23	(0.95)	(0.72)	(0.42)		18.37	(3.78)	737,126	0.86		0.86		1.24		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.01%, 0.01%, 0.00%, 0.01%, 0.01% and 0.00% for the eleven months ended October 31, 2019 and the years ended November 30, 2018, 2017, 2016, 2015 and 2014, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $172,885, $18,478, $19,550, $68,318, $11 and $1,427,335 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Amount represents less than $(0.005).
(h)	For the period after the close of business on May 24, 2019 (inception of offering) to October 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Oppenheimer International Equity Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                     Invesco Oppenheimer International Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of

14                     Invesco Oppenheimer International Equity Fund

taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
Up to $500 million	0.850%
Next $500 million	0.750%
Next $1 billion	0.700%
Next $3 billion	0.670%
Over $5 billion	0.650%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.76%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.85%, 0.85% and 0.80%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $25,192 and reimbursed class level expenses of $13,513, $1,446, $1,532, $49,511, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $11,724 in front-end sales commissions from the sale of Class A shares and $0 and $472 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

15                     Invesco Oppenheimer International Equity Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$357,735,955	$1,061,813,802	$26	$1,419,549,783
Money Market Funds	24,360,904	–	–	24,360,904
Total Investments	$382,096,859	$1,061,813,802	$26	$1,443,910,687

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(13,995)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$2,951,139

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,406.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16                     Invesco Oppenheimer International Equity Fund

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$183,574,808	$66,463,300	$250,038,108

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $558,153,928 and $722,636,466, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$197,550,405

Aggregate unrealized (depreciation) of investments	(62,936,791)

Net unrealized appreciation of investments	$134,613,614

Cost of investments for tax purposes is $1,309,297,073.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2020(a)		Eleven Months Ended October 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	401,381	$7,851,323	1,640,929	$31,165,329	3,048,686	$66,743,236

Class B(b)	-	-	-	-	435	9,083

Class C	64,029	1,147,615	249,928	4,250,853	457,323	9,033,495

Class R	123,371	2,508,005	339,596	6,581,641	498,228	10,740,591

Class Y	435,130	8,623,252	1,828,775	36,331,191	7,787,432	173,301,233

Class R5(c)	-	-	518	10,000	-	-

Class R6	230,388	4,384,485	6,784,562	130,936,421	21,215,246	461,196,633

Issued as reinvestment of dividends:
Class A	116,636	2,519,332	109,652	2,061,465	529	11,736

Class C	8,410	161,897	9,476	158,911	-	-

Class R	12,437	265,283	8,865	164,617	-	-

Class Y	55,002	1,196,848	114,130	2,160,492	7,669	171,486

Class R6	1,352,711	29,029,172	1,365,818	25,499,813	264,076	5,822,882

Automatic conversion of Class C shares to Class A shares:
Class A	41,023	821,832	542,209	10,941,224	-	-

Class C	(46,111)	(821,832)	(610,311)	(10,941,224)	-	-

Reacquired:
Class A	(1,155,648)	(22,806,262)	(3,293,850)	(64,298,290)	(3,324,106)	(72,158,547)

Class B(b)	-	-	-	-	(29,993)	(608,600)

Class C	(199,910)	(3,500,488)	(578,794)	(10,122,339)	(465,394)	(8,857,715)

Class R	(146,996)	(2,898,509)	(264,043)	(5,175,374)	(207,447)	(4,435,710)

Class Y	(1,008,477)	(20,031,549)	(5,454,878)	(108,204,997)	(3,284,612)	(69,075,542)

Class R6	(10,367,277)	(196,628,959)	(15,831,394)	(307,578,277)	(8,630,768)	(180,371,120)

Net increase (decrease) in share activity	(10,083,901)	$(188,178,555)	(13,038,812)	$(256,058,544)	17,337,304	$391,523,141

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(c)	Commencement date after the close of business on May 24, 2019.

17                     Invesco Oppenheimer International Equity Fund

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer International Equity Fund to Invesco International Equity Fund.

18                     Invesco Oppenheimer International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/19)	(04/30/20)[1]	Period[2]	(04/30/20)	Period[2]	Ratio
Class A	$1,000.00	$918.00	$5.87	$1,018.75	$6.17	1.23%
Class C	1,000.00	914.90	9.43	1,015.02	9.92	1.98
Class R	1,000.00	916.60	7.05	1,017.50	7.42	1.48
Class Y	1,000.00	919.40	4.06	1,020.64	4.27	0.85
Class R5	1,000.00	920.00	3.96	1,020.74	4.17	0.83
Class R6	1,000.00	920.10	3.72	1,020.98	3.92	0.78

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                     Invesco Oppenheimer International Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IEQ-SAR-1

Semiannual Report to Shareholders	April 30, 2020
Invesco Oppenheimer International Growth Fund
Nasdaq: A: OIGAX ∎ C: OIGCX ∎ R: OIGNX ∎ Y: OIGYX ∎ R5: INGFX ∎ R6: OIGIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer International Growth Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	-6.22%
Class C Shares	-6.55
Class R Shares	-6.33
Class Y Shares	-6.09
Class R5 Shares	-6.04
Class R6 Shares	-6.01
MSCI All Country World ex USA Index▼	-13.22
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Oppenheimer International Growth Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (3/25/96)	6.83%
10 Years	4.70
5 Years	0.03
1 Year	-9.75

Class C Shares
Inception (3/25/96)	6.74%
10 Years	4.52
5 Years	0.41
1 Year	-6.15

Class R Shares
Inception (3/1/01)	4.45%
10 Years	5.03
5 Years	0.92
1 Year	-4.72

Class Y Shares
Inception (9/7/05)	5.66%
10 Years	5.62
5 Years	1.42
1 Year	-4.25

Class R5 Shares
10 Years	5.33%
5 Years	1.24
1 Year	-4.16

Class R6 Shares
Inception (3/29/12)	5.11%
5 Years	1.60
1 Year	-4.07

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer International Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer International Growth Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Oppenheimer International Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Oppenheimer International Growth Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.81%
Australia–2.26%
CSL Ltd.	1,420,786	$ 281,622,196

Belgium–0.86%
Galapagos N.V.(a)	482,281	106,662,934

Canada–5.13%
Alimentation Couche-Tard, Inc., Class B	9,471,466	264,285,168
CAE, Inc.(a)	1,990,552	32,891,049
CCL Industries, Inc., Class B	100,784	3,150,337
Dollarama, Inc.	4,984,603	156,347,403
Saputo, Inc.	4,728,148	118,887,302
Shopify, Inc., Class A(a)	98,604	62,535,033
		638,096,292

China–2.03%
Alibaba Group Holding Ltd., ADR(a)	923,013	187,067,045
Tencent Holdings Ltd.	1,224,700	64,974,136
		252,041,181

Denmark–3.30%
Ascendis Pharma A/S, ADR(a)	441,150	59,877,289
Novo Nordisk A/S, Class B	5,492,447	350,714,947
		410,592,236

France–16.13%
Airbus SE	1,907,125	121,243,394
Dassault Systemes SE	951,205	139,355,976
Edenred	2,773,797	111,871,503
EssilorLuxottica S.A.	533,976	65,995,827
Hermes International	503,480	368,837,004
Kering S.A.	129,594	65,447,764
Legrand S.A.	1,759,917	118,759,739
L’Oreal S.A.	209,144	60,866,163
LVMH Moet Hennessy Louis Vuitton SE	593,960	229,737,501
Pernod Ricard S.A.	726,958	110,922,190
Sartorius Stedim Biotech	240,936	57,891,872
SEB S.A.(a)	1,763,577	212,368,143
Ubisoft Entertainment S.A.(a)	2,653,458	197,712,027
Worldline S.A.(a)(b)	2,146,474	146,074,865
		2,007,083,968

Germany–7.13%
Fresenius Medical Care AG & Co. KGaA	2,638,466	206,771,276
Infineon Technologies AG	7,258,121	134,863,160
SAP SE	3,037,060	362,223,233
Siemens Healthineers AG(b)	4,161,481	183,485,854
		887,343,523

Hong Kong–1.05%
WH Group Ltd.	135,888,000	130,073,396

India–0.12%
ICICI Bank Ltd., ADR	1,513,466	14,771,428

Ireland–1.00%
Flutter Entertainment PLC(a)	1,013,484	124,570,460

	Shares	Value

Italy–0.65%
Davide Campari-Milano S.p.A.	10,463,269	$ 81,209,784

Japan–9.42%
Daikin Industries Ltd.	909,600	117,899,281
Hitachi Ltd.	7,630,900	228,951,932
Hoya Corp.	2,903,910	265,380,231
Keyence Corp.	686,084	246,485,427
Nidec Corp.	2,164,140	125,700,156
Nihon M&A Center, Inc.	1,985,600	65,291,228
Nitori Holdings Co. Ltd.	797,900	122,220,320
		1,171,928,575

Netherlands–5.74%
Aalberts N.V.	3,825,221	107,880,614
Adyen N.V.(a)(b)	67,887	66,780,739
ASML Holding N.V.	1,314,840	390,571,560
Boskalis Westminster	1,036,159	18,017,480
Heineken N.V.(a)	1,544,852	131,526,157
		714,776,550

New Zealand–1.34%
Xero Ltd.(a)	3,268,047	166,192,231

Spain–3.96%
Amadeus IT Group S.A.	2,736,029	131,837,045
Grifols S.A.	9,317,309	317,444,849
Prosegur Cash S.A.(b)	50,298,553	44,037,457
		493,319,351

Sweden–4.56%
Atlas Copco AB, Class A	6,936,352	240,655,379
Epiroc AB, Class A	11,975,737	120,181,332
Swedish Match AB	3,337,257	206,758,875
		567,595,586

Switzerland–12.59%
Barry Callebaut AG	118,349	232,113,930
Lonza Group AG	284,179	124,202,595
Novartis AG	438,455	37,402,873
Roche Holding AG	1,004,556	349,413,255
Sika AG	796,584	131,940,872
STMicroelectronics N.V.	12,804,930	333,322,459
Temenos AG	1,119,524	145,881,694
VAT Group AG(b)	1,281,767	211,675,022
		1,565,952,700

Taiwan–2.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	26,361,000	264,914,017

Thailand–0.55%
CP ALL PCL, Foreign Shares	31,299,100	68,146,994

United Kingdom–7.59%
Blue Prism Group PLC(a)	2,075,800	33,839,232
boohoo Group PLC(a)	25,464,297	103,709,458
Britvic PLC	10,918,749	100,804,887
Compass Group PLC	5,011,462	84,434,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer International Growth Fund

	Shares	Value
United Kingdom–(continued)
GVC Holdings PLC	7,747,972	$ 73,670,843
Legal & General Group PLC	60,263,308	155,577,302
London Stock Exchange Group PLC	581,940	54,700,750
Melrose Industries PLC	68,788,267	86,592,628
Next PLC	1,965,763	117,138,825
Ocado Group PLC(a)	3,439,482	69,566,797
Trainline PLC(a)(b)	13,444,574	64,346,455
		944,381,639

United States–7.27%
Atlassian Corp. PLC, Class A(a)	547,738	85,167,782
EPAM Systems, Inc.(a)	1,087,158	240,142,331
Ferguson PLC	1,261,597	91,247,406
James Hardie Industries PLC, CDI	6,491,083	93,076,447
LivaNova PLC(a)	1,192,012	63,319,677
Medtronic PLC	1,479,760	144,468,969
ResMed, Inc.	1,200,570	186,472,532
		903,895,144

Total Common Stocks & Other Equity Interests (Cost $7,725,269,976)		11,795,170,185

	Shares	Value
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	17,213,928	$ 726,655

Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(c)(d) (Cost $299,384,826)	299,384,826	299,384,826
TOTAL INVESTMENTS IN SECURITIES–97.22% (Cost $8,024,654,802)		12,095,281,666
OTHER ASSETS LESS LIABILITIES–2.78%		345,955,588
NET ASSETS–100.00%		$12,441,237,254

Investment Abbreviations:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

Pfd. – Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $716,400,392, which represented 5.76% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,446,145	$1,798,635,564	$(1,695,696,883)	$-	$-	$299,384,826	$809,764
Investments in Other Affiliates:
Prosegur Cia de Seguridad S.A.*	112,217,841	-	(110,496,967)	16,252,174	(17,973,048)	-	462,112
VAT Group AG**	272,526,250	-	(87,502,869)	29,179,487	(2,527,846)	211,675,022	-
Total	$581,190,236	$1,798,635,564	$(1,893,696,719)	$45,431,661	$(20,500,894)	$511,059,848	$1,271,876

*	At April 30, 2020, this security was no longer held.
**	As of April 30, 2020, this security was not considered as an affiliate of the Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Information Technology	26.45%
Health Care	21.99
Consumer Discretionary	16.44
Consumer Staples	12.10
Industrials	12.07
Communication Services	2.12
Other Sectors, Each Less than 2% of Net Assets	3.63
Money Market Funds Plus Other Assets Less Liabilities	5.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer International Growth Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $7,725,269,976)	$11,795,896,840
Investments in affiliated money market funds, at value (Cost $299,384,826)	299,384,826
Cash	20,000,000
Foreign currencies, at value (Cost $224,151)	228,528
Receivable for:
Investments sold	299,542,037
Fund shares sold	6,274,910
Dividends	86,480,642
Investment for trustee deferred compensation and retirement plans	578,555
Other assets	91,820
Total assets	12,508,478,158

Liabilities:
Payable for:
Investments purchased	38,769,588
Fund shares reacquired	16,987,462
Accrued foreign taxes	4,140,889
Accrued fees to affiliates	3,374,475
Accrued trustees’ and officers’ fees and benefits	33,168
Accrued other operating expenses	3,356,767
Trustee deferred compensation and retirement plans	578,555
Total liabilities	67,240,904
Net assets applicable to shares outstanding	$12,441,237,254

Net assets consist of:
Shares of beneficial interest	$7,956,459,359
Distributable earnings	4,484,777,895
$12,441,237,254

Net Assets:
Class A	$1,368,160,658
Class C	$192,737,669
Class R	$244,866,206
Class Y	$4,881,258,318
Class R5	$10,015
Class R6	$5,754,204,388

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	35,248,442
Class C	5,239,944
Class R	6,434,540
Class Y	126,585,496
Class R5	258
Class R6	149,195,754
Class A:
Net asset value per share	$38.81
Maximum offering price per share (Net asset value of $38.81 ÷ 94.50%)	$41.07
Class C:
Net asset value and offering price per share	$36.78
Class R:
Net asset value and offering price per share	$38.05
Class Y:
Net asset value and offering price per share	$38.56
Class R5:
Net asset value and offering price per share	$38.82
Class R6:
Net asset value and offering price per share	$38.57

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer International Growth Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $10,897,217)	$92,617,476

Dividends from affiliated money market funds	809,764

Interest	59,775

Total investment income	93,487,015

Expenses:
Advisory fees	46,839,063

Administrative services fees	1,041,819

Custodian fees	920,087

Distribution fees:
Class A	1,955,868

Class C	1,129,664

Class R	719,728

Transfer agent fees – A, C, R and Y	8,015,983

Transfer agent fees – R6	171,435

Trustees’ and officers’ fees and benefits	8,426

Registration and filing fees	114,640

Reports to shareholders	795,030

Professional services fees	58,810

Other	(234,478)

Total expenses	61,536,075

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,589,035)

Net expenses	59,947,040

Net investment income	33,539,975

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $3,211,169)	729,780,650

Foreign currencies	(443,318)

Forward foreign currency contracts	(72,096)

729,265,236

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $6,609,748)	(1,638,409,060)

Foreign currencies	11,398,427

(1,627,010,633)

Net realized and unrealized gain (loss)	(897,745,397)

Net increase (decrease) in net assets resulting from operations	$(864,205,422)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended November 30, 2018

(Unaudited)

	Six Months Ended April 30, 2020	Eleven Months Ended October 31, 2019	Year Ended November 30, 2018
Operations:
Net investment income	$ 33,539,975	$ 197,677,641	$ 276,978,576

Net realized gain	729,265,236	2,184,765	362,454,853

Change in net unrealized appreciation (depreciation)	(1,627,010,633)	2,124,910,396	(4,324,008,212)

Net increase (decrease) in net assets resulting from operations	(864,205,422)	2,324,772,802	(3,684,574,783)

Distributions to shareholders from distributable earnings:
Class A	(14,967,697)	(21,472,225)	(19,117,217)

Class C	(389,252)	(664,356)	–

Class R	(2,024,284)	(2,973,185)	(2,152,886)

Class Y	(66,722,610)	(124,261,284)	(110,353,712)

Class R5	(136)	–	–

Class R6	(92,899,212)	(135,457,439)	(111,069,812)

Total distributions from distributable earnings	(177,003,191)	(284,828,489)	(242,693,627)

Share transactions–net:
Class A	(276,284,115)	(625,772,217)	(703,314,792)

Class B	–	–	(3,096,841)

Class C	(34,160,234)	(140,057,632)	(58,174,703)

Class R	(50,191,187)	(107,203,986)	(37,402,650)

Class Y	(727,760,580)	(4,174,878,050)	(1,480,027,724)

Class R5	–	10,000	–

Class R6	(1,113,636,740)	(2,189,411,468)	(203,189,913)

Net increase (decrease) in net assets resulting from share transactions	(2,202,032,856)	(7,237,313,353)	(2,485,206,623)

Net increase (decrease) in net assets	(3,243,241,469)	(5,197,369,040)	(6,412,475,033)

Net assets:
Beginning of period	15,684,478,723	20,881,847,763	27,294,322,796

End of period	$12,441,237,254	$15,684,478,723	$20,881,847,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/20	$41.74	$0.04	$(2.59)	$(2.55)	$(0.38)	$38.81	(6.22)%	$1,368,161	1.10	%(e)	1.14	%(e)	0.19	%(e)	11%
Eleven months ended 10/31/19	37.08	0.33	4.71	5.04	(0.38)	41.74	13.75	1,746,483	1.10	(f)	1.10	(f)	0.93	(f)	10
Year ended 11/30/18	43.71	0.34	(6.71)	(6.37)	(0.26)	37.08	(14.66)	2,146,246	1.11		1.11		0.79		18
Year ended 11/30/17	34.34	0.35	9.38	9.73	(0.36)	43.71	28.61	3,249,744	1.13		1.13		0.89		22
Year ended 11/30/16	37.14	0.38	(2.87)	(2.49)	(0.31)	34.34	(6.73)	4,253,937	1.14		1.14		1.08		9
Year ended 11/30/15	36.45	0.31	0.68	0.99	(0.30)	37.14	2.76	5,394,512	1.14		1.14		0.85		10
Year ended 11/30/14	37.45	0.38	(1.11)	(0.73)	(0.27)	36.45	(1.95)	4,726,302	1.14		1.14		1.02		12
Class C
Six months ended 04/30/20	39.42	(0.11)	(2.46)	(2.57)	(0.07)	36.78	(6.55)	192,738	1.85	(e)	1.89	(e)	(0.56	)(e)	11
Eleven months ended 10/31/19	34.97	0.06	4.46	4.52	(0.07)	39.42	12.95	241,807	1.85	(f)	1.85	(f)	0.18	(f)	10
Year ended 11/30/18	41.29	0.02	(6.34)	(6.32)	—	34.97	(15.31)	345,228	1.86		1.86		0.04		18
Year ended 11/30/17	32.44	0.03	8.91	8.94	(0.09)	41.29	27.64	468,753	1.88		1.88		0.09		22
Year ended 11/30/16	35.10	0.10	(2.70)	(2.60)	(0.06)	32.44	(7.42)	453,990	1.89		1.89		0.30		9
Year ended 11/30/15	34.49	0.05	0.63	0.68	(0.07)	35.10	1.99	543,536	1.89		1.89		0.14		10
Year ended 11/30/14	35.54	0.09	(1.04)	(0.95)	(0.10)	34.49	(2.68)	498,041	1.89		1.89		0.25		12
Class R
Six months ended 04/30/20	40.88	(0.01)	(2.55)	(2.56)	(0.27)	38.05	(6.33)	244,866	1.35	(e)	1.39	(e)	(0.06	)(e)	11
Eleven months ended 10/31/19	36.32	0.24	4.61	4.85	(0.29)	40.88	13.47	313,081	1.35	(f)	1.35	(f)	0.68	(f)	10
Year ended 11/30/18	42.86	0.23	(6.58)	(6.35)	(0.19)	36.32	(14.88)	377,926	1.36		1.36		0.54		18
Year ended 11/30/17	33.70	0.21	9.25	9.46	(0.30)	42.86	28.31	486,089	1.38		1.38		0.55		22
Year ended 11/30/16	36.44	0.27	(2.79)	(2.52)	(0.22)	33.70	(6.96)	390,589	1.38		1.38		0.78		9
Year ended 11/30/15	35.80	0.23	0.65	0.88	(0.24)	36.44	2.50	400,622	1.39		1.39		0.64		10
Year ended 11/30/14	36.81	0.28	(1.09)	(0.81)	(0.20)	35.80	(2.19)	369,630	1.39		1.39		0.74		12
Class Y
Six months ended 04/30/20	41.51	0.09	(2.56)	(2.47)	(0.48)	38.56	(6.09)	4,881,258	0.85	(e)	0.89	(e)	0.44	(e)	11
Eleven months ended 10/31/19	36.92	0.42	4.67	5.09	(0.50)	41.51	14.01	5,993,234	0.85	(f)	0.85	(f)	1.18	(f)	10
Year ended 11/30/18	43.55	0.44	(6.69)	(6.25)	(0.38)	36.92	(14.47)	9,329,538	0.86		0.86		1.04		18
Year ended 11/30/17	34.23	0.41	9.37	9.78	(0.46)	43.55	28.96	12,543,811	0.88		0.88		1.04		22
Year ended 11/30/16	37.01	0.47	(2.85)	(2.38)	(0.40)	34.23	(6.49)	9,929,295	0.89		0.89		1.33		9
Year ended 11/30/15	36.36	0.42	0.64	1.06	(0.41)	37.01	2.99	10,782,234	0.89		0.89		1.13		10
Year ended 11/30/14	37.35	0.46	(1.10)	(0.64)	(0.35)	36.36	(1.71)	8,774,567	0.89		0.89		1.23		12
Class R5
Six months ended 04/30/20	41.80	0.12	(2.57)	(2.45)	(0.53)	38.82	(6.02)	10	0.69	(e)	0.69	(e)	0.60	(e)	11
Period ended 10/31/19(g)	38.79	0.23	2.78	3.01	—	41.80	7.76	11	0.74	(f)	0.74	(f)	1.29	(f)	10
Class R6
Six months ended 04/30/20	41.55	0.12	(2.55)	(2.43)	(0.55)	38.57	(6.01)	5,754,204	0.69	(e)	0.69	(e)	0.60	(e)	11
Eleven months ended 10/31/19	36.98	0.48	4.67	5.15	(0.58)	41.55	14.18	7,389,864	0.69	(f)	0.69	(f)	1.34	(f)	10
Year ended 11/30/18	43.62	0.51	(6.69)	(6.18)	(0.46)	36.98	(14.32)	8,682,910	0.69		0.69		1.20		18
Year ended 11/30/17	34.31	0.45	9.40	9.85	(0.54)	43.62	29.14	10,542,873	0.69		0.69		1.15		22
Year ended 11/30/16	37.09	0.49	(2.81)	(2.32)	(0.46)	34.31	(6.31)	6,435,502	0.70		0.70		1.38		9
Year ended 11/30/15	36.43	0.48	0.65	1.13	(0.47)	37.09	3.19	4,381,328	0.70		0.70		1.31		10
Year ended 11/30/14	37.41	0.55	(1.11)	(0.56)	(0.42)	36.43	(1.51)	3,763,546	0.70		0.70		1.47		12

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.00% for the eleven months ended October 31, 2019 and the years ended November 30, 2018, 2017, 2016, 2015 and 2014, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,595,592, $227,174, $289,473, $5,637,974, $11 and $6,870,876 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Oppenheimer International Growth Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                     Invesco Oppenheimer International Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

14                     Invesco Oppenheimer International Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $3 billion	0.670%
Next $5 billion	0.650%
Next $10 billion	0.630%
Next $10 billion	0.610%
Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.74% and 0.69%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $83,683 and reimbursed class level expenses of $284,924, $44,575, $56,660, $1,103,591, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $55,977 in front-end sales commissions from the sale of Class A shares and $925 and $2,904 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

15                     Invesco Oppenheimer International Growth Fund

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$281,622,196	$–	$281,622,196
Belgium	–	106,662,934	–	106,662,934
Canada	638,096,292	–	–	638,096,292
China	187,067,045	64,974,136	–	252,041,181
Denmark	59,877,289	350,714,947	–	410,592,236
France	–	2,007,083,968	–	2,007,083,968
Germany	–	887,343,523	–	887,343,523
Hong Kong	–	130,073,396	–	130,073,396
India	15,498,083	–	–	15,498,083
Ireland	–	124,570,460	–	124,570,460
Italy	–	81,209,784	–	81,209,784
Japan	–	1,171,928,575	–	1,171,928,575
Netherlands	–	714,776,550	–	714,776,550
New Zealand	–	166,192,231	–	166,192,231
Spain	–	493,319,351	–	493,319,351
Sweden	–	567,595,586	–	567,595,586
Switzerland	–	1,565,952,700	–	1,565,952,700
Taiwan	–	264,914,017	–	264,914,017
Thailand	–	68,146,994	–	68,146,994
United Kingdom	–	944,381,639	–	944,381,639
United States	719,571,291	184,323,853	–	903,895,144
Money Market Funds	299,384,826	–	–	299,384,826
Total Investments	$1,919,494,826	$10,175,786,840	$–	$12,095,281,666

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2020:

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(72,096)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$15,203,025

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $15,602.

16                     Invesco Oppenheimer International Growth Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$320,622,754	$–	$320,622,754

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $1,560,587,469 and $4,316,891,028, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,492,836,903

Aggregate unrealized (depreciation) of investments	(446,274,445)

Net unrealized appreciation of investments	$4,046,562,458

Cost of investments for tax purposes is $8,048,719,208.

NOTE 10–Share Information

			Summary of Share Activity

	Six months ended April 30, 2020(a)		Eleven Months Ended October 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,845,423	$115,345,523	6,871,447	$264,050,494	13,042,124	$560,127,026

Class B(b)	-	-	-	-	991	42,173

Class C	158,157	6,080,058	553,040	19,733,822	1,363,260	56,199,892

Class R	478,065	19,249,623	1,426,463	53,719,770	2,704,918	114,658,142

Class Y	17,393,823	690,004,707	38,196,649	1,438,608,285	75,558,580	3,241,532,895

Class R5(c)	-	-	258	10,000	-	-

Class R6	14,139,931	543,184,072	48,275,973	1,845,003,663	72,450,594	3,098,489,284

Issued as reinvestment of dividends:
Class A	308,046	13,550,937	502,245	18,060,735	368,768	15,982,424

Class C	8,380	350,394	17,797	608,658	-	-

Class R	46,843	2,022,225	78,761	2,781,038	45,886	1,952,456

Class Y	1,056,005	46,105,173	2,617,559	93,420,675	2,017,447	86,851,078

Class R6	1,861,159	81,220,968	3,293,319	117,472,702	2,213,095	95,273,724

17                     Invesco Oppenheimer International Growth Fund

			Summary of Share Activity

	Six months ended April 30, 2020(a)		Eleven Months Ended October 31, 2019		Year ended November 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	159,774	$6,692,449	1,171,497	$47,493,837	-	$-

Class C	(168,513)	(6,692,449)	(1,237,300)	(47,493,837)	-	-

Reacquired:
Class A	(9,910,837)	(411,873,024)	(24,582,143)	(955,377,283)	(29,869,620)	(1,279,424,242)

Class B(b)	-	-	-	-	(74,086)	(3,139,014)

Class C	(891,540)	(33,898,237)	(3,071,796)	(112,906,275)	(2,843,103)	(114,374,595)

Class R	(1,748,756)	(71,463,035)	(4,253,256)	(163,704,794)	(3,685,874)	(154,013,248)

Class Y	(36,250,061)	(1,463,870,460)	(149,109,574)	(5,706,907,010)	(112,942,542)	(4,808,411,697)

Class R6	(44,663,065)	(1,738,041,780)	(108,498,191)	(4,151,887,833)	(81,556,482)	(3,396,952,921)

Net increase (decrease) in share activity	(55,177,166)	$(2,202,032,856)	(187,747,252)	$(7,237,313,353)	(61,206,044)	$(2,485,206,623)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(c)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

18                     Invesco Oppenheimer International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$937.80	$5.30	$1,019.39	$5.52	1.10%
Class C	1,000.00	934.50	8.90	1,015.66	9.27	1.85
Class R	1,000.00	936.70	6.50	1,018.15	6.77	1.35
Class Y	1,000.00	939.10	4.10	1,020.64	4.27	0.85
Class R5	1,000.00	939.60	3.33	1,021.43	3.47	0.69
Class R6	1,000.00	939.90	3.33	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                     Invesco Oppenheimer International Growth Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2020

Invesco Oppenheimer International Small-Mid Company Fund
Nasdaq:
A: OSMAX ∎ C: OSMCX ∎ R: OSMNX ∎ Y: OSMYX ∎ R5: INSLX ∎ R6: OSCIX

2	Letters to Shareholders

3	Fund Performance

5	Liquidity Risk Management Program

6	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

19	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Oppenheimer International Small-Mid Company Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, October 31, 2019 to April 30, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.17%
Class C Shares	-8.50
Class R Shares	-8.29
Class Y Shares	-8.07
Class R5 Shares	-7.98
Class R6 Shares	-7.99
MSCI ACWI ex USA SMID Cap Index▼	-15.22
MSCI ACWI ex USA Small Cap Index▼	-15.05
Source(s): ▼RIMES Technologies Corp.
The MSCI ACWI ex USA SMID Cap Index is designed to measure the equity market performance of small- and mid-cap developed and emerging markets, excluding the US.

The MSCI ACWI ex USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Oppenheimer International Small-Mid Company Fund

Average Annual Total Returns
As of 4/30/20, including maximum applicable sales charges

Class A Shares
Inception (11/17/97)	11.56%
10 Years	10.34
5 Years	6.00
1 Year	-13.59
Class C Shares
Inception (11/17/97)	11.45%
10 Years	10.13
5 Years	6.40
1 Year	-10.09
Class R Shares
Inception (3/1/01)	12.25%
10 Years	10.66
5 Years	6.93
1 Year	-8.79
Class Y Shares
Inception (9/7/05)	10.73%
10 Years	11.30
5 Years	7.47
1 Year	-8.34
Class R5 Shares
10 Years	11.00%
5 Years	7.28
1 Year	-8.26
Class R6 Shares
Inception (12/29/11)	13.59%
5 Years	7.66
1 Year	-8.21

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer International Small-Mid Company Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer International Small-Mid Company Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Oppenheimer International Small-Mid Company Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Oppenheimer International Small-Mid Company Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.42%
Australia–4.65%
ALS Ltd.	9,329,367	$ 40,779,381
Ansell Ltd.	783,340	14,378,271
Bravura Solutions Ltd.	5,225,793	16,339,519
carsales.com Ltd.	3,557,532	32,205,535
Cochlear Ltd.	514,183	61,613,576
Corporate Travel Management Ltd.	4,405,734	35,698,697
IPH Ltd.	8,754,520	41,738,712
Technology One Ltd.	8,607,025	52,661,482
		295,415,173

Belgium–0.95%
Galapagos N.V.(a)	272,340	60,231,656

Brazil–1.30%
Linx S.A.	4,432,000	17,694,095
Odontoprev S.A.	15,592,100	43,009,526
TOTVS S.A.	2,030,979	22,091,691
		82,795,312

Canada–1.96%
Altus Group Ltd.	845,555	25,531,576
Descartes Systems Group, Inc. (The)(a)	1,343,911	56,490,702
Morneau Shepell, Inc.	1,757,200	42,479,816
		124,502,094

China–0.80%
TravelSky Technology Ltd., H Shares	29,361,000	50,934,864

Denmark–4.88%
Chemometec A/S	518,821	23,541,936
Chr. Hansen Holding A/S	1,891,310	163,166,503
Genmab A/S(a)	161,728	38,945,285
SimCorp A/S	909,080	84,227,348
		309,881,072

Finland–0.47%
Nokian Renkaat OYJ	1,381,477	29,605,356

France–2.29%
Alten S.A.	409,436	29,510,779
BioMerieux	572,193	71,088,314
Gaztransport Et Technigaz S.A.	613,797	44,601,478
		145,200,571

Germany–10.59%
Amadeus Fire AG(a)	203,632	20,994,668
Carl Zeiss Meditec AG, BR	2,024,385	199,794,048
Fuchs Petrolub SE, Preference Shares	1,448,894	56,379,567
MorphoSys AG(a)	551,095	58,013,228
Nemetschek SE	1,218,704	76,812,305
New Work SE	245,773	58,524,321
PVA TePla AG	263,907	2,892,361
Sartorius AG, Preference Shares	213,010	60,004,156
STRATEC SE(b)	692,469	65,676,069
Symrise AG	717,733	72,859,382
		671,950,105

	Shares	Value
Iceland–3.07%
Marel HF(c)	11,065,504	$ 47,281,434
Ossur HF(b)	22,965,962	147,388,780
		194,670,214

India–0.42%
AIA Engineering Ltd.	1,241,017	26,471,593

Israel–3.03%
Nice Ltd., ADR(a)	1,169,278	192,112,375

Italy–1.76%
DiaSorin S.p.A.	574,824	97,955,904
Interpump Group S.p.A.	240,824	7,027,615
Tinexta S.p.A.	491,222	6,547,366
		111,530,885

Japan–23.13%
Ariake Japan Co. Ltd.	1,492,000	86,388,589
As One Corp.	412,563	36,725,877
Azbil Corp.	3,850,800	101,498,960
Benefit One, Inc.	3,018,700	53,163,675
Daifuku Co. Ltd.	2,533,800	176,482,527
Disco Corp.	125,000	28,078,087
Fujitec Co. Ltd.	3,351,700	48,066,783
Fukui Computer Holdings, Inc.	762,300	20,428,477
Harmonic Drive Systems, Inc.	406,500	18,887,102
Infomart Corp.	4,167,700	29,017,235
Japan Elevator Service Holdings Co. Ltd.	2,000,000	51,121,530
Mani, Inc.	322,700	7,169,591
Meitec Corp.	912,886	40,325,918
MISUMI Group, Inc.	1,047,900	25,092,105
MonotaRO Co. Ltd.	3,082,900	99,138,821
Nippon Shinyaku Co. Ltd.	1,125,100	78,934,238
NSD Co. Ltd.	1,834,900	26,236,012
OBIC Business Consultants Co. Ltd.	2,162,400	96,757,746
Obic Co. Ltd.	1,424,500	213,320,139
SCSK Corp.	1,038,200	46,714,796
TechnoPro Holdings, Inc.	839,000	47,653,661
Trend Micro, Inc.	1,200,300	60,706,621
USS Co. Ltd.	4,790,348	75,928,744
		1,467,837,234

Jersey–0.88%
Sanne Group PLC	6,855,422	55,845,398

Malaysia–0.37%
Hartalega Holdings Bhd.	13,182,800	23,262,038

Netherlands–3.28%
ASM International N.V.	606,696	66,900,141
IMCD N.V.	1,032,282	91,414,268
Intertrust N.V.(c)	3,168,743	49,980,845
		208,295,254

New Zealand–1.09%
Fisher & Paykel Healthcare Corp. Ltd.	4,149,742	69,142,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Oppenheimer International Small-Mid Company Fund

	Shares	Value
Norway–0.01%
TGS NOPEC Geophysical Co. ASA	65,301	$ 1,003,572

Spain–0.46%
Applus Services S.A.	3,784,471	24,886,849
Grupo Catalana Occidente S.A.	231,709	4,482,113
		29,368,962

Sweden–5.48%
Addtech AB, Class B	1,022,460	27,950,703
Alfa Laval AB(a)	871,884	16,359,127
Biotage AB	2,124,632	26,451,534
Bravida Holding AB(a)(c)	4,621,605	37,724,646
Elekta AB, Class B	4,653,388	43,010,321
Hexpol AB(a)	8,627,143	62,865,085
Karnov Group AB(a)	2,040,998	11,136,920
Lifco AB, Class B	886,701	42,286,355
Loomis AB, Class B	2,092,498	51,111,676
Mycronic AB	1,707,219	28,673,488
		347,569,855

Switzerland–12.34%
Belimo Holding AG	15,617	103,778,960
Bossard Holding AG, Class A	280,926	35,014,063
dormakaba Holding AG(a)	103,640	51,874,367
Forbo Holding AG	22,741	30,512,134
Interroll Holding AG	14,228	27,065,225
Kardex AG	372,893	53,753,500
LEM Holding S.A.	36,802	47,677,796
Partners Group Holding AG	255,620	201,506,372
Tecan Group AG, Class R	503,471	162,594,877
VZ Holding AG	994,260	69,572,682
		783,349,976

	Shares	Value
United Kingdom–14.63%
Abcam PLC	6,349,060	$ 101,634,299
Ascential PLC(c)	5,213,753	16,625,262
Ashmore Group PLC	7,347,523	35,157,312
boohoo Group PLC(a)	19,874,330	80,942,977
Croda International PLC	2,063,871	127,016,203
Diploma PLC	2,987,649	64,988,856
FDM Group Holdings PLC	4,503,070	42,459,445
Halma PLC	3,725,333	98,169,684
IMI PLC	2,857,314	29,806,221
Johnson Service Group PLC	8,369,096	13,102,992
Lancashire Holdings Ltd.	665,311	5,130,698
Ocado Group PLC(a)	5,044,438	102,028,560
Restore PLC	5,560,152	27,133,408
Rotork PLC	11,706,811	36,697,131
Spirax-Sarco Engineering PLC	980,234	107,864,790
Victrex PLC	1,593,318	40,079,395
		928,837,233

United States–0.58%
Bruker Corp.	933,403	36,701,406
Total Common Stocks & Other Equity Interests (Cost $4,651,713,648)		6,246,514,884

Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.20%(b)(d) (Cost $37,319,966)	37,319,966	37,319,966
TOTAL INVESTMENTS IN SECURITIES–99.01% (Cost $4,689,033,614)		6,283,834,850
OTHER ASSETS LESS LIABILITIES–0.99%		62,894,861
NET ASSETS–100.00%		$6,346,729,711

Investment Abbreviations:

ADR – American Depositary Receipt

BR   – Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$588,934,676	$1,345,524,300	$(1,897,139,010)	$-	$-	$37,319,966	$2,385,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Oppenheimer International Small-Mid Company Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2020	Dividend Income
Investments in Other Affiliates:
AMG Advanced Metallurgical Group NV *	$49,384,237	$-	$(47,635,939)	$42,176,258	$(43,924,556)	$-	$-
Biocartis N.V.*	21,488,283	-	(19,106,968)	18,265,010	(20,646,325)	-	-
Fujitec Co. Ltd.**	72,759,396	-	(22,659,963)	(4,103,785)	2,071,135	48,066,783	810,085
IQE PLC*	67,965,522	-	(43,400,190)	9,873,006	(34,438,338)	-	-
Istyle, Inc. *	31,481,282	-	(25,574,353)	3,361,004	(9,267,933)	-	-
M&C Saatchi PLC*	17,167,491	-	(8,838,107)	20,522,481	(28,851,865)	-	-
Materialise N.V., ADR*	59,179,000	-	(51,708,000)	(7,165,501)	(305,499)	-	-
Mycronic AB**	99,759,667	-	(47,351,490)	(18,433,791)	(5,300,898)	28,673,488	-
New Work SE**	105,106,921	-	(27,648,499)	(33,008,259)	14,074,158	58,524,321	-
Ossur HF	166,277,568	-	(729)	(18,888,249)	190	147,388,780	399,434
PVA TePla AG**	15,135,016	-	(8,868,307)	(175,671)	(3,198,677)	2,892,362	-
RaySearch Laboratories AB*	40,142,140	-	(28,275,261)	(7,040,464)	(4,826,415)	-	-
SLM Solutions Group AG*	17,981,027	-	(17,081,772)	1,024,533	(1,923,788)	-	-
STRATEC SE	56,755,200	-	(5,829,347)	13,689,991	1,060,225	65,676,069	-
Tecan Group AG**	155,905,994	-	(48,361,054)	40,817,941	14,231,996	162,594,877	1,237,845
Ted Baker plc*	15,781,497	-	(14,622,683)	46,995,492	(48,154,306)	-	-
Theratechnologies, Inc*	15,974,489	-	(11,567,319)	11,557,264	(15,964,434)	-	-
UUUM, Inc. *	81,243,851	-	(69,645,659)	(4,967,538)	(6,630,654)	-	-
WANdisco PLC*	16,337,599	-	(13,481,792)	2,640,616	(5,496,423)	-	-
Zoo Digital Group PLC*	7,813,467	-	(6,866,459)	3,665,763	(4,612,771)	-	-
Zotefoams PLC*	15,667,998	-	(23,049,726)	16,127,980	(8,746,252)	-	-
Total	$1,718,242,321	$1,345,524,300	$(2,438,712,627)	$136,934,081	$(210,851,430)	$551,136,646	$4,832,632

*	At April 30, 2020, this security was no longer held.
**	As of April 30, 2020, this security was not considered as an affiliate of the Fund.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2020 was $151,612,187, which represented 2.39% of the Fund’s Net Assets.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2020

Industrials	26.56%
Health Care	24.06
Information Technology	23.77
Materials	8.23
Financials	5.86
Consumer Discretionary	5.59
Other Sectors, Each Less than 2% of Net Assets	4.35
Money Market Funds Plus Other Assets Less Liabilities	1.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Oppenheimer International Small-Mid Company Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $4,651,713,648)	$6,246,514,884
Investments in affiliated money market funds, at value (Cost $37,319,966)	37,319,966
Cash	3,000,000
Foreign currencies, at value (Cost $10,041,020)	10,132,146
Receivable for:
Investments sold	65,483,372
Fund shares sold	3,173,070
Dividends	34,723,058
Investment for trustee deferred compensation and retirement plans	197,634
Other assets	191,955
Total assets	6,400,736,085

Liabilities:
Payable for:
Investments purchased	34,532,927
Fund shares reacquired	15,602,751
Accrued fees to affiliates	1,979,662
Accrued interest expense	594
Accrued trustees’ and officers’ fees and benefits	28,220
Accrued other operating expenses	1,664,586
Trustee deferred compensation and retirement plans	197,634
Total liabilities	54,006,374
Net assets applicable to shares outstanding	$6,346,729,711

Net assets consist of:
Shares of beneficial interest	$4,926,075,170
Distributable earnings	1,420,654,541
$6,346,729,711

Net Assets:
Class A	$1,093,923,823
Class C	$134,369,902
Class R	$80,631,462
Class Y	$2,776,760,785
Class R5	$90,785
Class R6	$2,260,952,954

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	25,936,262
Class C	3,549,526
Class R	2,023,272
Class Y	66,430,763
Class R5	2,146
Class R6	53,885,846
Class A:
Net asset value per share	$42.18
Maximum offering price per share (Net asset value of $42.18 ÷ 94.50%)	$44.63
Class C:
Net asset value and offering price per share	$37.86
Class R:
Net asset value and offering price per share	$39.85
Class Y:
Net asset value and offering price per share	$41.80
Class R5:
Net asset value and offering price per share	$42.30
Class R6:
Net asset value and offering price per share	$41.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Oppenheimer International Small-Mid Company Fund

Statement of Operations

For the six months ended April 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,218,069)	$42,851,666

Dividends from affiliated money market funds	2,385,268

Interest	(85,276)

Total investment income	45,151,658

Expenses:
Advisory fees	35,110,987

Administrative services fees	554,493

Custodian fees	456,949

Distribution fees:

Class A	1,564,509

Class C	796,692

Class R	223,136

Transfer agent fees – A, C, R and Y	3,829,171

Transfer agent fees – R5	1

Transfer agent fees – R6	38,921

Trustees’ and officers’ fees and benefits	9,206

Registration and filing fees	46,949

Reports to shareholders	316,915

Professional services fees	66,514

Other	(117,565)

Total expenses	42,896,878

Less: Fees waived and/or expense offset arrangement(s)	(174,813)

Net expenses	42,722,065

Net investment income	2,429,593

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(247,323,575))	(49,026,353)

Foreign currencies	1,187,517

Forward foreign currency contracts	(275,640)

(48,114,476)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(694,393,431)

Foreign currencies	359,375

(694,034,056)

Net realized and unrealized gain (loss)	(742,148,532)

Net increase (decrease) in net assets resulting from operations	$(739,718,939)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Oppenheimer International Small-Mid Company Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2020, period ended October 31, 2019, and the year ended August 31, 2019

(Unaudited)

	Six Months Ended April 30, 2020	Two Months Ended October 31, 2019	Year Ended August 31, 2019

Operations:
Net investment income (loss)	$2,429,593	$(2,209,265)	$13,988,958

Net realized gain (loss)	(48,114,476)	48,904,956	502,388,993

Change in net unrealized appreciation (depreciation)	(694,034,056)	304,627,726	(1,285,912,315)

Net increase (decrease) in net assets resulting from operations	(739,718,939)	351,323,417	(769,534,364)

Distributions to shareholders from distributable earnings:
Class A	(68,564,320)	-	(139,080,623)

Class C	(9,282,894)	-	(25,956,690)

Class R	(4,821,631)	-	(8,517,948)

Class Y	(199,590,574)	-	(435,294,440)

Class R5	(1,004)	-	-

Class R6	(135,725,492)	-	(272,368,594)

Total distributions from distributable earnings	(417,985,915)	-	(881,218,295)

Share transactions–net:
Class A	(139,630,691)	(34,872,319)	(121,699,037)

Class C	(18,891,210)	(9,868,630)	(95,796,785)

Class R	(2,164,399)	(3,241,275)	6,368,039

Class Y	(739,120,261)	(68,628,740)	(979,187,194)

Class R5	71,978	-	20,000

Class R6	(132,121,944)	(46,716,971)	(63,792,999)

Net increase (decrease) in net assets resulting from share transactions	(1,031,856,527)	(163,327,935)	(1,254,087,976)

Net increase (decrease) in net assets	(2,189,561,381)	187,995,482	(2,904,840,635)

Net assets:
Beginning of period	8,536,291,092	8,348,295,610	11,253,136,245

End of period	$6,346,729,711	$8,536,291,092	$8,348,295,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Oppenheimer International Small-Mid Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 04/30/20	$48.20	$(0.04)	$(3.62)	$(3.66)	$(0.18)	$(2.18)	$(2.36)	$42.18	(8.17)%	$1,093,924	1.33	%(f)	1.33	%(f)	(0.17	)%(f)	57%
Two months ended 10/31/19	46.25	(0.03)	1.98	1.95	-	-	-	48.20	4.22	1,417,657	1.31	(g)	1.31	(g)	(0.37	)(g)	0	(h)
Year ended 08/31/19	54.54	(0.03)	(3.81)	(3.84)	(0.22)	(4.23)	(4.45)	46.25	(6.21)	1,394,542	1.36		1.36		(0.06)		28
Year ended 08/31/18	47.11	(0.05)	8.94	8.89	(0.37)	(1.09)	(1.46)	54.54	19.27	1,777,990	1.38		1.38		(0.10)		27
Year ended 08/31/17	38.28	(0.06)	8.95	8.89	(0.06)	-	(0.06)	47.11	23.25	2,260,943	1.41		1.41		(0.15)		22
Year ended 08/31/16	36.38	0.05	1.87	1.92	(0.02)	-	(0.02)	38.28	5.29	2,678,644	1.29		1.29		(0.14)		19
Year ended 08/31/15	33.92	0.06	2.55	2.61	(0.15)	-	(0.15)	36.38	7.77	1,968,434	1.19		1.19		(0.18)		15
Class C
Six months ended 04/30/20	43.62	(0.19)	(3.24)	(3.43)	(0.15)	(2.18)	(2.33)	37.86	(8.50)	134,370	2.09	(f)	2.09	(f)	(0.93	)(f)	57
Two months ended 10/31/19	41.91	(0.08)	1.79	1.71	-	-	-	43.62	4.08	177,238	2.07	(g)	2.07	(g)	(1.13	)(g)	0	(h)
Year ended 08/31/19	50.01	(0.35)	(3.52)	(3.87)	-	(4.23)	(4.23)	41.91	(6.91)	179,992	2.12		2.12		(0.82)		28
Year ended 08/31/18	43.36	(0.40)	8.22	7.82	(0.08)	(1.09)	(1.17)	50.01	18.37	323,001	2.13		2.13		(0.85)		27
Year ended 08/31/17	35.45	(0.34)	8.25	7.91	-	-	-	43.36	22.35	323,084	2.16		2.16		(0.91)		22
Year ended 08/31/16	33.92	(0.21)	1.74	1.53	-	-	-	35.45	4.48	339,118	2.04		2.04		(0.62)		19
Year ended 08/31/15	31.71	(0.18)	2.39	2.21	-	-	-	33.92	6.97	281,439	1.94		1.94		(0.57)		15
Class R
Six months ended 04/30/20	45.70	(0.09)	(3.42)	(3.51)	(0.16)	(2.18)	(2.34)	39.85	(8.29)	80,631	1.59	(f)	1.59	(f)	(0.43	)(f)	57
Two months ended 10/31/19	43.88	(0.05)	1.87	1.82	-	-	-	45.70	4.15	95,501	1.57	(g)	1.57	(g)	(0.63	)(g)	0	(h)
Year ended 08/31/19	52.05	(0.14)	(3.65)	(3.79)	(0.15)	(4.23)	(4.38)	43.88	(6.44)	94,864	1.61		1.61		(0.31)		28
Year ended 08/31/18	45.08	(0.17)	8.55	8.38	(0.32)	(1.09)	(1.41)	52.05	18.99	103,818	1.63		1.63		(0.35)		27
Year ended 08/31/17	36.67	(0.15)	8.56	8.41	-	-	-	45.08	22.93	91,019	1.66		1.66		(0.39)		22
Year ended 08/31/16	34.92	(0.05)	1.80	1.75	-	-	-	36.67	5.01	73,150	1.53		1.53		(0.15)		19
Year ended 08/31/15	32.55	(0.02)	2.46	2.44	(0.07)	-	(0.07)	34.92	7.53	60,908	1.44		1.44		(0.07)		15
Class Y
Six months ended 04/30/20	47.75	0.02	(3.59)	(3.57)	(0.20)	(2.18)	(2.38)	41.80	(8.07)	2,776,761	1.09	(f)	1.09	(f)	0.07	(f)	57
Two months ended 10/31/19	45.80	(0.01)	1.96	1.95	-	-	-	47.75	4.26	4,085,890	1.07	(g)	1.07	(g)	(0.13	)(g)	0	(h)
Year ended 08/31/19	54.15	0.08	(3.80)	(3.72)	(0.40)	(4.23)	(4.63)	45.80	(5.98)	3,986,316	1.12		1.12		0.18		28
Year ended 08/31/18	46.82	0.08	8.87	8.95	(0.53)	(1.09)	(1.62)	54.15	19.57	5,811,651	1.14		1.14		0.15		27
Year ended 08/31/17	38.06	0.05	8.87	8.92	(0.16)	-	(0.16)	46.82	23.55	4,125,091	1.16		1.16		0.13		22
Year ended 08/31/16	36.16	0.15	1.85	2.00	(0.10)	-	(0.10)	38.06	5.53	2,239,385	1.04		1.04		0.41		19
Year ended 08/31/15	33.71	0.16	2.52	2.68	(0.23)	-	(0.23)	36.16	8.05	1,397,394	0.95		0.95		0.47		15
Class R5
Six months ended 04/30/20	48.26	0.05	(3.63)	(3.58)	(0.20)	(2.18)	(2.38)	42.30	(7.98)	91	0.96	(f)	0.96	(f)	0.20	(f)	57
Two months ended 10/31/19	46.29	(0.01)	1.98	1.97	-	-	-	48.26	4.26	20	1.01	(g)	1.01	(g)	(0.07	)(g)	0	(h)
Period ended 08/31/19	46.97	0.04	(0.72)	(0.68)	-	-	-	46.29	(1.45)	19	1.01		1.01		0.29		28
Class R6
Six months ended 04/30/20	47.90	0.05	(3.60)	(3.55)	(0.21)	(2.18)	(2.39)	41.96	(7.99)	2,260,953	0.94	(f)	0.94	(f)	0.22	(f)	57
Two months ended 10/31/19	45.94	-	1.96	1.96	-	-	-	47.90	4.27	2,759,984	0.94	(g)	0.94	(g)	0.00	(g)	0	(h)
Year ended 08/31/19	54.32	0.16	(3.82)	(3.66)	(0.49)	(4.23)	(4.72)	45.94	(5.82)	2,692,561	0.96		0.96		0.34		28
Year ended 08/31/18	46.95	0.16	8.90	9.06	(0.60)	(1.09)	(1.69)	54.32	19.77	3,236,676	0.96		0.96		0.32		27
Year ended 08/31/17	38.17	0.12	8.88	9.00	(0.22)	-	(0.22)	46.95	23.76	2,285,847	0.97		0.97		0.30		22
Year ended 08/31/16	36.23	0.21	1.87	2.08	(0.14)	-	(0.14)	38.17	5.75	1,272,537	0.85		0.85		0.57		19
Year ended 08/31/15	33.76	0.21	2.54	2.75	(0.28)	-	(0.28)	36.23	8.27	1,032,630	0.76		0.76		0.60		15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Includes fee waivers which were less than 0.005% per share.
(d)

Does not include estimated acquired fund fees from underlying funds of 0.00%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,292,483, $160,214, $89,745, $3,663,297, $20 and $2,591,228 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Oppenheimer International Small-Mid Company Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13	Invesco Oppenheimer International Small-Mid Company Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14	Invesco Oppenheimer International Small-Mid Company Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

Up to $500 million	1.000%

Next $500 million	0.950%

Next $4 billion	0.920%

Next $5 billion	0.900%

Next $10 billion	0.880%

Over $20 billion	0.870%

For the six months ended April 30, 2020, the effective advisory fee rate incurred by the Fund was 0.92%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 1.38%, 2.13%, 1.63%, 1.14%, 1.01% and 0.96%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2020, the Adviser waived advisory fees of $165,386.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended April 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2020, IDI advised the Fund that IDI retained $23,839 in front-end sales commissions from the sale of Class A shares and $28 and $1,526 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15	Invesco Oppenheimer International Small-Mid Company Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$-	$295,415,173	$-	$295,415,173
Belgium	-	60,231,656	-	60,231,656
Brazil	82,795,312	-	-	82,795,312
Canada	124,502,094	-	-	124,502,094
China	-	50,934,864	-	50,934,864
Denmark	-	309,881,072	-	309,881,072
Finland	-	29,605,356	-	29,605,356
France	-	145,200,571	-	145,200,571
Germany	-	671,950,105	-	671,950,105
Iceland	-	194,670,214	-	194,670,214
India	-	26,471,593	-	26,471,593
Israel	192,112,375	-	-	192,112,375
Italy	-	111,530,885	-	111,530,885
Japan	-	1,467,837,234	-	1,467,837,234
Jersey	-	55,845,398	-	55,845,398
Malaysia	-	23,262,038	-	23,262,038
Netherlands	-	208,295,254	-	208,295,254
New Zealand	-	69,142,686	-	69,142,686
Norway	-	1,003,572	-	1,003,572
Spain	-	29,368,962	-	29,368,962
Sweden	-	347,569,855	-	347,569,855
Switzerland	-	783,349,976	-	783,349,976
United Kingdom	-	928,837,233	-	928,837,233
United States	36,701,406	-	-	36,701,406
Money Market Funds	37,319,966	-	-	37,319,966
Total Investments	$473,431,153	$5,810,403,697	$-	$6,283,834,850

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(275,640)

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Fund engaged in securities purchases of $15,255,238 and securities sales of $284,874,675, which resulted in net realized gains (losses) of $(247,323,575).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,427.

16	Invesco Oppenheimer International Small-Mid Company Fund

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2019.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2020 was $4,220,906,080 and $5,161,629,535, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,784,815,837

Aggregate unrealized (depreciation) of investments	(319,316,612)

Net unrealized appreciation of investments	$1,465,499,225

Cost of investments for tax purposes is $4,818,335,625.

NOTE 11–Share Information

			Summary of Share Activity

	Six months ended		Two Months Ended		Year ended
	April 30, 2020(a)		October 31, 2019		August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,417,062	$68,357,062	326,229	$15,360,516	4,657,721	$218,862,059

Class C	76,588	3,030,594	12,336	520,604	123,498	5,197,438

Class R	126,136	5,363,917	32,586	1,453,412	413,022	18,375,264

Class Y	7,317,461	322,192,438	1,893,257	88,237,648	15,184,170	697,565,533

Class R5	1,715	71,481	-	-	421	20,000

Class R6	4,448,675	194,448,209	1,069,455	49,949,769	11,458,099	533,041,328

Issued as reinvestment of dividends:
Class A	1,234,547	59,060,716	-	-	3,158,390	132,304,962

Class C	194,910	8,392,805	-	-	646,497	24,676,799

Class R	105,881	4,790,061	-	-	206,099	8,204,796

Class Y	3,355,855	158,933,304	-	-	9,781,788	405,063,860

Class R5	10	497	-	-	-	-

Class R6	2,728,217	129,644,859	-	-	6,378,561	264,646,520

Automatic conversion of Class C shares to Class A shares:
Class A	121,577	5,443,194	87,515	4,117,033	-	-

Class C	(135,100)	(5,443,194)	(96,619)	(4,117,033)	-	-

17	Invesco Oppenheimer International Small-Mid Company Fund

			Summary of Share Activity

	Six months ended		Two Months Ended		Year ended
	April 30, 2020(a)		October 31, 2019		August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Reacquired:
Class A	(6,250,241)	$(272,491,663)	(1,153,752)	$(54,349,868)	(10,264,731)	$(472,866,058)

Class C	(649,684)	(24,871,415)	(147,279)	(6,272,201)	(2,934,301)	(125,671,022)

Class R	(298,269)	(12,318,377)	(105,176)	(4,694,687)	(451,678)	(20,212,021)

Class Y	(29,812,204)	(1,220,246,003)	(3,360,875)	(156,866,388)	(45,259,264)	(2,081,816,587)

Class R6	(10,907,636)	(456,215,012)	(2,066,823)	(96,666,740)	(18,807,451)	(861,480,847)

Net increase (decrease) in share activity	(26,924,500)	$(1,031,856,527)	(3,509,146)	$(163,327,935)	(25,709,159)	$(1,254,087,976)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 12–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 13–Subsequent Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer International Small-Mid Company Fund to Invesco International Small-Mid Company Fund.

18	Invesco Oppenheimer International Small-Mid Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$918.30	$6.34	$1,018.25	$6.67	1.33%
Class C	1,000.00	915.00	9.95	1,014.47	10.47	2.09
Class R	1,000.00	917.10	7.58	1,016.96	7.97	1.59
Class Y	1,000.00	919.30	5.20	1,019.44	5.47	1.09
Class R5	1,000.00	920.20	4.58	1,020.09	4.82	0.96
Class R6	1,000.00	920.10	4.49	1,020.19	4.72	0.94

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2019 through April 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19	Invesco Oppenheimer International Small-Mid Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-ISMC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 17, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 17, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 8, 2020